UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(513)-520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

ActivePassive Core Bond ETF
APCB (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the ActivePassive Core Bond ETF (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.activepassive.com/apcb. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive Core Bond ETF	$36	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive Core Bond ETF outperformed the Bloomberg U.S. Aggregate Bond Total Return Index by 14 basis points during the trailing 1-year fiscal year ended August 31, 2025, with a return of 3.28% compared with 3.14% for the Index.   The curve steepened with treasury yields at the long end of the curve moving up over 70 basis points, while short term yields ended lower than they started. Inflation has remained stubbornly above the Federal Reserve’s target, keeping policymakers and investors in a cautious stance, but there are expectations for a few interest rate cuts as we move toward the end of 2025. The primary detractors for the Fund during the fiscal year were the weak relative performance in the passive sleeve, longer duration and treasury debt exposure.   The primary contributors during the fiscal year were the strong relative performance from the active sub-adviser sleeves, mortgage-backed securities exposure, and corporate bond exposure.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (May 2, 2023 - August 31, 2025. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive Core Bond ETF NAV	3.28	3.50
Bloomberg U.S. Aggregate Bond Total Return Index	3.14	3.49
Visit https://www.activepassive.com/apcb for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
ActivePassive Core Bond ETF	PAGE 1	TSR-AR-89834G752

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$879,629,003
Number of Holdings	1,772
Net Advisory Fee	$2,748,582
Portfolio Turnover	47%
Effective Duration	5.88 years
Weighted Average Maturity	8.10 years
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
United States Treasury Note/Bond	27.1%
iShares MBS ETF	12.9%
Vanguard Total International Bond ETF	9.8%
Mount Vernon Liquid Assets Portfolio, LLC	6.2%
Federal National Mortgage Association	5.1%
Federal Home Loan Mortgage Corp.	3.2%
iShares Core U.S. Aggregate Bond ETF	2.7%
First American Government Obligations Fund	1.0%
Citigroup, Inc.	0.7%
Federal Farm Credit Banks Funding Corp	0.6%

Top Sectors	(%)
Government	30.2%
Mortgage Securities	11.5%
Financials **	9.6%
Asset Backed Securities	3.5%
Utilities **	2.5%
Industrials **	2.1%
Health Care **	2.2%
Consumer Staples **	2.0%
Energy **	2.1%
Cash & Other	34.3%

Credit Breakdown	(%) *
AAA	3.5%
AA	54.7%
A	10.8%
BBB	16.9%
BB	2.2%
B	1.1%
NR	10.8%
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.activepassive.com/apcb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive Core Bond ETF	PAGE 2	TSR-AR-89834G752

ActivePassive Intermediate Municipal Bond ETF
APMU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the ActivePassive Intermediate Municipal Bond ETF (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.activepassive.com/apmu. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive Intermediate Municipal Bond ETF	$35	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive Intermediate Municipal Bond ETF underperformed the Bloomberg Muni 1-10 Year Blend Total Return Index by 27 basis points during the trailing 1-year fiscal year ended August 31, 2025, with a return of 2.57% compared with 2.84% for the Index. Yields in the municipal markets followed similar patterns to the taxable markets, with long-term yields pushing higher while short-term yields moved lower. The recent move lower for short term yields was driven by expectations for interest rate cuts by the Federal Reserve before the end of 2025. Long duration municipal bonds underperformed due to the steepening yield curve. The primary detractors for the Fund during the fiscal year were the weak relative performance in the passive sleeve and longer duration bonds underperforming shorter duration bonds. The primary contributors during the fiscal year were the strong relative performance from the active sub-adviser sleeve and higher-quality bonds generally outperforming lower-quality bonds.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (May 2, 2023 - August 31, 2025. Initial Investment of $10,000)
ActivePassive Intermediate Municipal Bond ETF	PAGE 1	TSR-AR-89834G745

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive Intermediate Municipal Bond ETF NAV	2.57	2.15
Bloomberg Municipal Bond Index	0.08	2.18
Bloomberg Muni 1-10 Year Blend Total Return Index	2.84	2.95
Visit https://www.activepassive.com/apmu for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$186,884,468
Number of Holdings	1,240
Net Advisory Fee	$558,192
Portfolio Turnover	23%
Effective Duration	3.99 years
Weighted Average Maturity	5.40 years
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
iShares National Muni Bond ETF	4.1%
Mount Vernon Liquid Assets Portfolio, LLC	4.0%
State of Illinois	3.5%
Commonwealth of Pennsylvania	2.3%
New Jersey Transportation Trust Fund Authority	1.9%
First American Government Obligations Fund	1.9%
Illinois Finance Authority	1.5%
State of Ohio	1.5%
Kentucky State Property & Building Commission	1.4%
City of San Antonio TX Electric & Gas Systems Revenue	1.3%

Top Sectors	(%)
US Municipal	93.6%
Cash & Other	6.4%

Credit Breakdown	(%) *
AAA	16.4%
AA	45.0%
A	22.3%
BBB	2.5%
BB	0.4%
NR	13.4%
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.activepassive.com/apmu.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive Intermediate Municipal Bond ETF	PAGE 2	TSR-AR-89834G745

ActivePassive International Equity ETF
APIE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the ActivePassive International Equity ETF (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.activepassive.com/apie. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive International Equity ETF	$49	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive International Equity ETF outperformed the S&P Classic ADR Composite Index (USD) NTR by 13 basis points during the trailing 1-year fiscal year ended August 31, 2025, with a return of 16.47% compared with 16.34% for the Index. While international markets saw some correlation with U.S. equities downturn earlier in 2025, most held up better than U.S. markets. Overall, emerging market countries were slightly ahead of developed markets, with strength in China and emerging European countries and relative weakness in the European Union and Japan. The primary detractors for the Fund  during the fiscal year were the foreign large growth sleeve, the quality and momentum factors within the V+M+Q (value, momentum, and quality style factors)  developed international sleeve, and stock selection within Japan, France, and Israel.   The primary contributors during the fiscal year were the emerging markets equity exposure, the foreign large value sleeve, the passive sleeve exposure within the market series sleeve, and stock selection within the Germany, the U.K., and Taiwan.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co Ltd ADR
↑	Tencent Holdings Ltd ADR
↑	Alibaba Group Holding Ltd ADR
↑	British American Tobacco PLC ADR
↑	SoftBank Group Corp ADR

Top Detractors
↓	SAP SE ADR
↓	Novo Nordisk AS ADR
↓	RELX PLC ADR
↓	Nestle SA ADR
↓	Meituan ADR
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
ActivePassive International Equity ETF	PAGE 1	TSR-AR-89834G737

CUMULATIVE PERFORMANCE (May 2, 2023 - August 31, 2025. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive International Equity ETF NAV	16.47	16.02
S&P Global BMI TR	16.15	19.80
S&P Classic ADR Composite Index (USD) NTR	16.34	15.38
Visit https://www.activepassive.com/apie for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$884,057,604
Number of Holdings	517
Net Advisory Fee	$3,827,692
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	17.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.9%
Tencent Holdings Ltd.	2.9%
Alibaba Group Holding Ltd.	2.1%
AstraZeneca PLC	1.3%
Roche Holding AG	1.2%
HDFC Bank Ltd.	1.2%
SAP SE	1.2%
ASML Holding NV	1.2%
Toyota Motor Corp.	1.1%

Top Sectors	(%)*
Financials	20.1%
Information Technology	15.9%
Industrials	14.1%
Consumer Discretionary	13.9%
Health Care	10.1%
Communication Services	7.6%
Consumer Staples	6.1%
Materials	4.8%
Energy	3.4%
Cash & Other	4.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.activepassive.com/apie.
ActivePassive International Equity ETF	PAGE 2	TSR-AR-89834G737

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive International Equity ETF	PAGE 3	TSR-AR-89834G737

ActivePassive U.S. Equity ETF
APUE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the ActivePassive U.S. Equity ETF (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.activepassive.com/apue. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive U.S. Equity ETF	$32	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive U.S. Equity ETF underperformed the CRSP US Total Market Total Return Index (NR) by 124 basis points during the trailing 1-year fiscal year ended August 31, 2025, with a return of 14.52% compared with 15.76% for the Index. After a steep drop from February through mid-April 2025 due to the announcement of large, broad U.S. tariffs, the U.S. markets rebounded and preceded to push steadily higher. The market environment has been marked by heightened political rhetoric, inflation still at levels higher than desired, and percolating geopolitical tensions. The U.S. economy continues to grow, but the labor markets have shown signs of weakness. Despite the concerns, investor sentiment has mostly won out with several broad equity indices reaching record high levels. Within the U.S. markets, large-cap led small-cap stocks while growth investing out-performed value investing. The primary detractors for the Fund during the fiscal year were the small and mid-cap equity sleeves, quality and value factors within the V+M+Q  (value, momentum, and quality style factors)  large cap sleeve, and stock selection within the information technology, consumer cyclical, and industrial sectors.   The primary contributors during the fiscal year were the momentum factor within the  V+M+Q large cap sleeve, the passive sleeve exposure within the market series sleeve, and stock selection within the financial services, materials, and consumer defensive sectors.

Top Contributors
↑	NVIDIA Corp
↑	Apple Inc
↑	Microsoft Corp
↑	Dimensional US Small Cap ETF
↑	Broadcom Inc

Top Detractors
↓	Accenture PLC Class A
↓	Costco Wholesale Corp
↓	Intuitive Surgical Inc
↓	Tesla Inc
↓	Intuit Inc
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
ActivePassive U.S. Equity ETF	PAGE 1	TSR-AR-89834G729

CUMULATIVE PERFORMANCE (May 2, 2023 - August 31, 2025. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive U.S. Equity ETF NAV	14.52	22.74
CRSP US Total Market Total Return Index	15.76	22.73
Visit https://www.activepassive.com/apue for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,023,038,780
Number of Holdings	407
Net Advisory Fee	$5,192,617
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.4%
Dimensional US Small Cap ETF	4.6%
Alphabet, Inc.	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc.	2.7%
Broadcom, Inc.	2.4%
Mount Vernon Liquid Assets Portfolio, LLC	2.1%
Tesla, Inc.	1.5%

Top Sectors	(%)*
Information Technology	31.2%
Financials	12.3%
Consumer Discretionary	10.1%
Industrials	9.6%
Communication Services	9.5%
Health Care	8.3%
Consumer Staples	4.6%
Energy	2.9%
Materials	2.4%
Cash & Other	9.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.activepassive.com/apue.
ActivePassive U.S. Equity ETF	PAGE 2	TSR-AR-89834G729

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive U.S. Equity ETF	PAGE 3	TSR-AR-89834G729

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on November 4, 2024.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2025	FYE 8/31/2024
(a) Audit Fees	$67,175	$65,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$13,000	$13,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ActivePassive ETFs
ActivePassive Core Bond ETF (APCB)
ActivePassive Intermediate Municipal Bond ETF (APMU)
ActivePassive International Equity ETF (APIE)
ActivePassive U.S. Equity ETF (APUE)
Annual Financial Statements and Additional Information
August 31, 2025

ActivePassive Core Bond ETF
Schedule of Investments
August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 27.1%
United States Treasury Note/Bond
4.25%, 10/15/2025	$11,000	$10,972
4.25%, 12/31/2025	683,000	683,255
4.25%, 01/31/2026	276,000	276,140
4.00%, 02/15/2026	380,000	379,845
4.63%, 02/28/2026	300,000	300,818
4.63%, 03/15/2026	1,674,000	1,680,026
4.50%, 03/31/2026	7,772,000	7,793,692
3.75%, 04/15/2026	1,455,000	1,452,974
4.88%, 04/30/2026	829,000	833,678
4.88%, 05/31/2026	902,000	907,929
1.88%, 06/30/2026	36,000	35,316
4.63%, 06/30/2026	884,000	888,975
4.50%, 07/15/2026	56,000	56,137
1.88%, 07/31/2026	373,000	366,336
4.38%, 07/31/2026	900,000	903,771
6.75%, 08/15/2026	1,661,000	1,708,132
0.75%, 08/31/2026	186,000	179,952
3.75%, 08/31/2026	1,485,000	1,483,357
2.00%, 11/15/2026	673,000	658,922
1.63%, 11/30/2026	205,000	199,192
4.25%, 11/30/2026	894,000	898,889
4.38%, 12/15/2026	864,000	870,463
4.00%, 01/15/2027	3,055,000	3,064,845
4.13%, 01/31/2027	803,000	807,078
4.25%, 03/15/2027	548,000	552,367
3.88%, 03/31/2027	910,000	912,470
4.50%, 04/15/2027	1,496,000	1,514,817
4.63%, 06/15/2027	720,000	731,869
3.25%, 06/30/2027	50,000	49,532
3.75%, 08/15/2027	545,000	546,171
3.38%, 09/15/2027	2,109,000	2,099,402
0.38%, 09/30/2027	41,000	38,273
0.50%, 10/31/2027	1,136,000	1,063,203
4.13%, 11/15/2027	2,935,000	2,966,586
6.13%, 11/15/2027	1,666,000	1,755,482
0.63%, 11/30/2027	36,000	33,633
0.63%, 12/31/2027	1,422,000	1,328,348
4.25%, 01/15/2028	2,800,000	2,840,906
0.75%, 01/31/2028	45,000	41,961
4.00%, 02/29/2028	537,000	542,223
3.88%, 03/15/2028	3,826,000	3,853,798

The accompanying notes are an integral part of these financial statements.

1

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — continued
United States Treasury Note/Bond — continued
3.63%, 03/31/2028	$1,561,000	$1,562,524
3.75%, 05/15/2028	5,705,000	5,714,523
1.25%, 05/31/2028	87,000	81,523
1.25%, 06/30/2028	121,000	113,187
1.00%, 07/31/2028	3,855,000	3,581,912
4.13%, 07/31/2028	336,000	340,974
2.88%, 08/15/2028	1,327,000	1,300,771
3.63%, 08/15/2028	2,175,000	2,177,974
1.13%, 08/31/2028	11,000	10,211
4.38%, 08/31/2028	63,000	64,239
1.25%, 09/30/2028	5,000	4,650
1.38%, 10/31/2028	5,000	4,660
5.25%, 11/15/2028	1,659,000	1,740,784
1.50%, 11/30/2028	1,334,000	1,249,166
1.38%, 12/31/2028	1,311,000	1,220,613
3.75%, 12/31/2028	702,000	705,277
1.75%, 01/31/2029	10,000	9,387
4.00%, 01/31/2029	273,000	276,471
1.88%, 02/28/2029	15,000	14,120
4.25%, 02/28/2029	311,000	317,554
2.38%, 03/31/2029	10,000	9,565
4.63%, 04/30/2029	1,638,000	1,694,210
2.38%, 05/15/2029	5,000	4,775
4.50%, 05/31/2029	894,000	921,187
4.25%, 06/30/2029	2,911,000	2,975,303
4.00%, 07/31/2029	3,378,000	3,423,194
1.63%, 08/15/2029	10,000	9,262
1.75%, 11/15/2029	10,000	9,260
3.88%, 12/31/2029	5,000	5,031
3.50%, 01/31/2030	71,000	70,358
1.50%, 02/15/2030	10,000	9,102
4.00%, 02/28/2030	1,661,000	1,684,552
3.63%, 03/31/2030	658,000	656,638
4.00%, 03/31/2030	913,000	925,661
3.50%, 04/30/2030	606,000	601,419
0.63%, 05/15/2030	3,436,000	2,986,636
3.75%, 05/31/2030	1,445,000	1,449,064
3.75%, 06/30/2030	1,324,000	1,327,698
3.88%, 06/30/2030	2,250,000	2,268,721
3.88%, 07/31/2030	2,641,000	2,662,664
4.00%, 07/31/2030	1,582,000	1,603,011

The accompanying notes are an integral part of these financial statements.

2

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — continued
United States Treasury Note/Bond — continued
0.63%, 08/15/2030	$6,524,000	$5,622,872
4.13%, 08/31/2030	15,000	15,245
4.63%, 09/30/2030	323,000	336,488
4.88%, 10/31/2030	627,000	660,616
0.88%, 11/15/2030	4,518,000	3,916,894
4.38%, 11/30/2030	893,000	920,069
3.75%, 12/31/2030	3,461,000	3,462,825
4.00%, 01/31/2031	1,256,000	1,271,185
1.13%, 02/15/2031	4,296,000	3,752,707
4.25%, 02/28/2031	6,276,000	6,428,610
4.13%, 03/31/2031	9,783,000	9,957,833
4.63%, 04/30/2031	525,000	547,446
1.63%, 05/15/2031	15,000	13,321
4.63%, 05/31/2031	222,000	230,878
4.25%, 06/30/2031	4,153,000	4,249,768
4.13%, 07/31/2031	560,000	569,286
1.25%, 08/15/2031	4,666,000	4,032,900
3.75%, 08/31/2031	1,215,000	1,210,444
1.38%, 11/15/2031	3,500,000	3,024,971
4.38%, 01/31/2032	1,623,000	1,668,710
1.88%, 02/15/2032	2,685,000	2,379,319
4.13%, 02/29/2032	185,000	187,129
4.13%, 03/31/2032	370,000	375,051
2.88%, 05/15/2032	1,268,000	1,191,227
2.75%, 08/15/2032	1,377,000	1,278,700
3.50%, 02/15/2033	1,414,000	1,370,751
3.38%, 05/15/2033	45,000	43,034
3.88%, 08/15/2033	8,206,000	8,122,017
4.50%, 11/15/2033	796,000	820,999
4.00%, 02/15/2034	6,433,000	6,396,689
4.38%, 05/15/2034	14,219,000	14,499,770
3.88%, 08/15/2034	2,992,000	2,933,738
4.63%, 02/15/2035	4,242,000	4,387,819
4.25%, 08/15/2035	335,000	335,707
4.75%, 02/15/2037	587,000	611,053
4.50%, 05/15/2038	2,512,000	2,539,279
4.38%, 11/15/2039	24,000	23,395
1.13%, 05/15/2040	589,000	366,745
1.13%, 08/15/2040	98,000	60,207
1.38%, 11/15/2040	638,000	406,787
1.88%, 02/15/2041	640,000	440,075

The accompanying notes are an integral part of these financial statements.

3

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — continued
United States Treasury Note/Bond — continued
2.25%, 05/15/2041	$147,000	$106,309
4.38%, 05/15/2041	24,000	23,086
1.75%, 08/15/2041	637,000	422,162
2.00%, 11/15/2041	615,000	421,876
3.13%, 11/15/2041	19,000	15,456
2.38%, 02/15/2042	587,000	425,036
3.13%, 02/15/2042	971,000	785,868
3.25%, 05/15/2042	623,000	512,515
3.88%, 02/15/2043	160,000	141,863
2.88%, 05/15/2043	2,170,000	1,660,220
3.88%, 05/15/2043	51,000	45,116
4.38%, 08/15/2043	413,000	390,640
3.75%, 11/15/2043	248,000	214,264
4.75%, 11/15/2043	2,263,000	2,242,757
4.50%, 02/15/2044	502,000	481,332
4.63%, 05/15/2044	4,833,000	4,702,736
3.13%, 08/15/2044	690,000	539,440
4.13%, 08/15/2044	1,851,000	1,682,024
5.00%, 05/15/2045	184,000	186,652
2.88%, 08/15/2045	200,000	147,587
2.25%, 08/15/2046	311,000	201,591
3.00%, 02/15/2047	626,000	465,196
2.75%, 08/15/2047	194,000	136,360
2.75%, 11/15/2047	298,000	209,357
3.13%, 05/15/2048	714,000	534,831
3.00%, 08/15/2048	515,000	375,970
3.38%, 11/15/2048	802,000	626,077
3.00%, 02/15/2049	660,000	479,596
2.88%, 05/15/2049	794,000	561,708
2.25%, 08/15/2049	1,047,000	646,379
2.38%, 11/15/2049	795,000	503,365
2.00%, 02/15/2050	338,000	195,208
1.25%, 05/15/2050	875,000	412,549
1.38%, 08/15/2050	2,028,000	980,372
1.63%, 11/15/2050	364,000	187,915
1.88%, 02/15/2051	1,403,000	772,198
2.38%, 05/15/2051	1,372,000	852,891
2.00%, 08/15/2051	2,155,000	1,216,859
1.88%, 11/15/2051	2,493,000	1,357,614
2.25%, 02/15/2052	2,113,000	1,263,714
2.88%, 05/15/2052	2,005,000	1,383,215

The accompanying notes are an integral part of these financial statements.

4

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — continued
United States Treasury Note/Bond — continued
3.00%, 08/15/2052	$609,000	$430,856
3.63%, 02/15/2053	686,000	549,242
3.63%, 05/15/2053	605,000	483,894
4.13%, 08/15/2053	499,000	437,190
4.75%, 11/15/2053	2,948,000	2,866,642
4.25%, 02/15/2054	400,000	357,984
4.63%, 05/15/2054	1,340,000	1,276,952
4.25%, 08/15/2054	769,000	688,195
4.50%, 11/15/2054	961,000	897,296
4.63%, 02/15/2055	3,666,000	3,495,302
4.75%, 05/15/2055	3,407,000	3,315,437
4.75%, 08/15/2055	1,400,000	1,359,187
TOTAL U.S. TREASURY SECURITIES (Cost $238,846,098)		238,430,206

	Shares
EXCHANGE TRADED FUNDS — 25.5%
iShares Core U.S. Aggregate Bond ETF(a)	240,115	23,881,838
iShares MBS ETF	1,202,321	113,438,987
Vanguard Total International Bond ETF(a)	1,754,443	86,511,584
TOTAL EXCHANGE TRADED FUNDS (Cost $220,139,896)		223,832,409

	Par
CORPORATE BONDS — 23.5%
Advertising & Marketing — 0.0%(b)
Neptune Bidco US, Inc., 9.29%, 04/15/2029(c)	$12,000	11,911
Stagwell Global LLC, 5.63%, 08/15/2029(c)	14,000	13,481
		25,392
Aerospace & Defense — 0.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(c)	14,000	14,381
Embraer Netherlands Finance BV, 5.98%, 02/11/2035(a)	121,000	125,299
Goat Holdco LLC, 6.75%, 02/01/2032(c)	203,000	206,149
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(c)	8,000	8,799
TransDigm, Inc.
6.75%, 08/15/2028(c)	120,000	123,206
4.63%, 01/15/2029	10,000	9,768
6.88%, 12/15/2030(c)	70,000	72,458
7.13%, 12/01/2031(c)	115,000	119,715
6.00%, 01/15/2033(c)	165,000	166,553
6.25%, 01/31/2034(c)	32,000	32,776
		879,104

The accompanying notes are an integral part of these financial statements.

5

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — 23.5%
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(c)	$427,000	$428,550
OneSky Flight LLC, 8.88%, 12/15/2029(c)	7,000	7,343
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	415,497	410,616
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027	119,853	122,481
United Airlines Class B Pass Through Trust, Series 2020-1, 4.88%, 01/15/2026	199,333	198,792
United Airlines, Inc., 4.63%, 04/15/2029(c)	9,000	8,841
		1,176,623
Apparel & Textile Products — 0.0%(b)
Champ Acquisition Corp., 8.38%, 12/01/2031(c)	20,000	21,257
Automobiles & Components — 0.1%
General Motors Co., 6.80%, 10/01/2027	400,000	416,656
Goodyear Tire & Rubber Co., 5.25%, 04/30/2031	445,000	421,592
Phinia, Inc., 6.75%, 04/15/2029(c)	7,000	7,216
		845,464
Automobiles Manufacturing — 0.7%
American Honda Finance Corp., 4.60%, 04/17/2030	55,000	55,395
BMW US Capital LLC
4.90%, 04/02/2029(c)	379,000	385,964
4.15%, 04/09/2030(c)	164,000	162,961
2.55%, 04/01/2031(c)	284,000	255,007
5.15%, 08/11/2033(c)	82,000	83,161
5.20%, 08/11/2035(c)	550,000	547,255
General Motors Financial Co., Inc., 5.85%, 04/06/2030	45,000	46,949
Hyundai Capital America
1.80%, 10/15/2025(c)	401,000	398,531
1.50%, 06/15/2026(c)	233,000	227,373
5.45%, 06/24/2026(c)	11,000	11,060
3.50%, 11/02/2026(c)	94,000	92,825
5.30%, 03/19/2027(c)	10,000	10,113
5.30%, 06/24/2029(c)	9,000	9,222
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026(c)	436,000	435,980
3.75%, 02/22/2028(c)	1,071,000	1,063,586
5.10%, 08/03/2028(c)	312,000	319,401
2.63%, 03/10/2030(c)	857,000	798,856
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(c)	332,000	312,223
6.20%, 11/16/2028(c)	344,000	359,614

The accompanying notes are an integral part of these financial statements.

6

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Automobiles Manufacturing — continued
6.45%, 11/16/2030(c)	$200,000	$214,716
		5,790,192
Banks — 3.7%
AIB Group PLC, 5.32% to 05/15/2030 then SOFR + 1.65%, 05/15/2031(c)	260,000	266,422
Australia & New Zealand Banking Group Ltd., 6.74%, 12/08/2032(c)	206,000	226,014
Bank of America Corp.
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,452,000	1,444,023
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029	800,000	795,300
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	264,000	270,063
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	34,000	30,641
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	19,000	19,447
5.43% to 08/15/2034 then SOFR + 1.91%, 08/15/2035	25,000	25,110
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	1,400,000	1,442,945
Bank of Nova Scotia, 4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029	370,000	375,471
Barclays PLC
7.12% to 06/27/2033 then SOFR + 3.57%, 06/27/2034	700,000	774,369
5.86% to 08/11/2045 then SOFR + 1.83%, 08/11/2046	410,000	406,544
6.04% to 03/12/2054 then SOFR + 2.42%, 03/12/2055	859,000	879,276
BNP Paribas SA, 5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030(c)	369,000	377,353
BPCE SA
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032(c)	260,000	229,247
6.92% to 01/14/2045 then SOFR + 2.61%, 01/14/2046(c)	957,000	996,224
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034(c)	532,000	589,556
Citibank NA, 5.80%, 09/29/2028	500,000	524,171
Citigroup, Inc.
3.88% to 02/18/2026 then 5 yr. CMT Rate + 3.42%, Perpetual	220,000	217,164
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028	235,000	233,058
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030	840,000	862,146
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030(a)	620,000	612,371
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031	122,000	121,462
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	790,000	805,111
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	1,066,000	1,123,434
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	615,000	635,720
6.13%, 08/25/2036	657,000	690,139
5.32% to 03/26/2040 then SOFR + 4.55%, 03/26/2041	732,000	715,011
Comerica Bank, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033(a)	468,000	460,178
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	27,000	27,948
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(c)	343,000	350,155
Deutsche Bank AG/New York NY, 4.95% to 08/04/2030 then SOFR + 1.30%, 08/04/2031	405,000	407,405

The accompanying notes are an integral part of these financial statements.

7

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Banks — continued
Huntington Bancshares, Inc., 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	$405,000	$416,008
JPMorgan Chase & Co.
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	447,000	441,157
5.01% to 01/23/2029 then SOFR + 1.31%, 01/23/2030	385,000	393,436
2.96% to 05/13/2030 then 3 mo. Term SOFR + 2.52%, 05/13/2031	260,000	242,179
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	2,040,000	2,107,317
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	450,000	466,855
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	380,000	387,581
3.88% to 07/24/2037 then 3 mo. Term SOFR + 1.62%, 07/24/2038	44,000	38,827
4.26% to 02/22/2047 then 3 mo. Term SOFR + 1.84%, 02/22/2048	210,000	175,099
Lloyds Banking Group PLC
5.59% to 11/26/2034 then 1 yr. CMT Rate + 1.20%, 11/26/2035	545,000	560,477
6.07% to 06/13/2035 then 1 yr. CMT Rate + 1.60%, 06/13/2036	480,000	495,132
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	550,000	554,758
Mizuho Financial Group, Inc.
3.26% to 05/22/2029 then 1 yr. CMT Rate + 1.25%, 05/22/2030	624,000	602,017
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031	307,000	272,278
National Australia Bank Ltd.
2.33%, 08/21/2030(c)	250,000	224,502
2.99%, 05/21/2031(c)	250,000	227,315
NatWest Group PLC, 5.12% to 05/23/2030 then 1 yr. CMT Rate + 1.05%, 05/23/2031	630,000	645,659
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	332,000	320,694
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000	5,202
5.58% to 01/29/2035 then SOFR + 1.39%, 01/29/2036	330,000	339,952
5.37% to 07/21/2035 then SOFR + 1.42%, 07/21/2036	170,000	172,390
Regions Financial Corp., 5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	413,000	428,959
Santander Holdings USA, Inc., 6.12% to 05/31/2026 then SOFR + 1.23%, 05/31/2027	120,000	121,077
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	637,000	691,505
5.44% to 01/24/2029 then SOFR + 1.62%, 01/24/2030	445,000	460,253
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual	290,000	279,308
6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027	226,000	231,765
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	305,000	320,966
2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	148,000	127,092

The accompanying notes are an integral part of these financial statements.

8

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Banks — continued
Wells Fargo & Co.
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	$506,000	$490,470
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028	597,000	603,488
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	709,000	735,132
5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	530,000	546,012
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	28,000	28,752
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	107,000	110,859
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	470,000	483,984
5.38%, 11/02/2043	175,000	166,570
Wells Fargo Bank NA, 5.85%, 02/01/2037	278,000	290,606
		32,139,111
Biotechnology — 0.0%(b)
CSL Finance PLC, 4.95%, 04/27/2062(c)	6,000	5,159
Cable & Satellite — 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030(c)	88,000	84,417
4.50%, 05/01/2032	370,000	337,733
4.50%, 06/01/2033(a)(c)	250,000	222,632
Charter Communications Operating LLC / Charter Communications Operating Capital
5.85%, 12/01/2035	255,000	254,909
3.50%, 06/01/2041	290,000	208,130
Cox Communications, Inc., 3.50%, 08/15/2027(c)	1,029,000	1,012,126
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031(c)	10,000	9,923
Sirius XM Radio LLC, 4.13%, 07/01/2030(c)	31,000	28,772
Sky Group Finance Ltd., 6.50%, 10/15/2035(c)	227,000	249,376
Videotron Ltd., 5.13%, 04/15/2027(c)	138,000	138,039
		2,546,057
Capital Goods — 1.1%
AGCO Corp., 5.45%, 03/21/2027	10,000	10,110
Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	217,000	214,624
1.88%, 08/15/2026	394,000	384,026
5.20%, 07/15/2031	545,000	561,407
ATI, Inc.
4.88%, 10/01/2029	280,000	273,836
7.25%, 08/15/2030	8,000	8,412
Atkore, Inc., 4.25%, 06/01/2031(c)	16,000	14,834
Axon Enterprise, Inc., 6.13%, 03/15/2030(c)	4,000	4,109
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(c)	16,000	15,652

The accompanying notes are an integral part of these financial statements.

9

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Capital Goods — continued
Boeing Co.
5.04%, 05/01/2027	$675,000	$681,545
5.15%, 05/01/2030	590,000	605,395
3.90%, 05/01/2049	245,000	177,976
5.81%, 05/01/2050	1,438,000	1,383,799
Bombardier, Inc.
7.25%, 07/01/2031(c)	89,000	93,708
7.00%, 06/01/2032(c)	165,000	172,063
Builders FirstSource, Inc.
6.38%, 06/15/2032(c)	150,000	154,398
6.75%, 05/15/2035(c)	15,000	15,622
Caterpillar, Inc., 5.20%, 05/15/2035	220,000	224,968
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(c)	5,000	4,805
Esab Corp., 6.25%, 04/15/2029(c)	6,000	6,161
Fortive Corp., 4.30%, 06/15/2046	349,000	284,789
FTAI Aviation Investors LLC, 7.88%, 12/01/2030(c)	18,000	19,098
General Dynamics Corp., 4.95%, 08/15/2035	325,000	327,760
Hexcel Corp., 5.88%, 02/26/2035	76,000	77,350
Hillenbrand, Inc., 3.75%, 03/01/2031	65,000	59,660
Howmet Aerospace, Inc.
6.75%, 01/15/2028	364,000	382,392
5.95%, 02/01/2037	250,000	265,466
Illinois Tool Works, Inc., 3.90%, 09/01/2042	348,000	288,383
Nordson Corp., 5.80%, 09/15/2033	97,000	102,816
Northrop Grumman Corp.
4.65%, 07/15/2030	150,000	152,265
5.25%, 07/15/2035	110,000	112,247
4.95%, 03/15/2053	703,000	626,203
5.20%, 06/01/2054	347,000	318,725
Otis Worldwide Corp., 5.13%, 11/19/2031	130,000	134,310
Quanta Services, Inc., 4.50%, 01/15/2031	525,000	524,645
QXO Building Products, Inc., 6.75%, 04/30/2032(c)	12,000	12,393
Rockwell Automation, Inc., 6.70%, 01/15/2028	339,000	358,196
RTX Corp., 3.03%, 03/15/2052	125,000	79,111
Terex Corp., 6.25%, 10/15/2032(c)	160,000	161,668
		9,294,927
Casinos & Gaming — 0.0%(b)
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030(c)	10,000	10,315
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 08/01/2030(c)	4,000	4,022
		14,337

The accompanying notes are an integral part of these financial statements.

10

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Chemicals — 0.2%
Air Liquide Finance SA, 3.50%, 09/27/2046(c)	$238,000	$180,635
Calderys Financing LLC, 11.25%, 06/01/2028(c)	130,000	137,404
Celanese US Holdings LLC
6.75%, 04/15/2033(a)	70,000	70,369
7.20%, 11/15/2033(d)	205,000	212,903
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(c)	6,000	5,982
Methanex US Operations, Inc., 6.25%, 03/15/2032(c)	14,000	14,100
Olympus Water US Holding Corp., 9.75%, 11/15/2028(c)	195,000	204,161
Qnity Electronics, Inc., 5.75%, 08/15/2032(c)	5,000	5,077
Windsor Holdings III LLC, 8.50%, 06/15/2030(c)	367,000	389,486
WR Grace Holdings LLC, 7.38%, 03/01/2031(c)	115,000	116,872
		1,336,989
Commercial & Professional Services — 0.1%
Brink’s Co., 6.50%, 06/15/2029(c)	8,000	8,212
CoreLogic, Inc., 4.50%, 05/01/2028(c)	4,000	3,831
Equifax, Inc.
5.10%, 12/15/2027	275,000	279,626
3.10%, 05/15/2030	60,000	56,587
Republic Services, Inc.
5.00%, 04/01/2034	212,000	215,319
5.70%, 05/15/2041	129,000	132,513
Thomson Reuters Corp., 5.65%, 11/23/2043	96,000	91,901
Waste Management, Inc., 3.90%, 03/01/2035	65,000	59,671
		847,660
Commercial Finance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.38%, 12/15/2031	455,000	468,770
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	240,000	246,872
Avolon Holdings Funding Ltd., 4.38%, 05/01/2026(c)	609,000	608,104
Azorra Finance Ltd.
7.75%, 04/15/2030(c)	14,000	14,671
7.25%, 01/15/2031(c)	3,000	3,098
GGAM Finance Ltd., 8.00%, 06/15/2028(c)	17,000	18,004
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(c)	8,000	8,221
Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.20%, 11/15/2025(c)	200,000	198,164
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(c)	6,000	6,349
		1,572,253
Communications Equipment — 0.0%(b)
CommScope LLC, 9.50%, 12/15/2031(c)	10,000	10,322

The accompanying notes are an integral part of these financial statements.

11

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Construction Materials Manufacturing — 0.2%
Amrize Finance US LLC
4.95%, 04/07/2030(c)	$180,000	$183,331
5.40%, 04/07/2035(c)	265,000	268,340
Holcim US Finance Luxembourg SA
3.50%, 09/22/2026(a)(c)	345,000	340,879
6.88%, 09/29/2039(c)	70,000	76,766
Quikrete Holdings, Inc., 6.38%, 03/01/2032(c)	480,000	494,110
Standard Building Solutions, Inc., 6.50%, 08/15/2032(c)	75,000	77,268
Standard Industries, Inc., 4.75%, 01/15/2028(c)	180,000	177,990
		1,618,684
Consumer Discretionary Distribution & Retail — 0.1%
Advance Auto Parts, Inc., 7.38%, 08/01/2033(c)	7,000	7,163
Bath & Body Works, Inc., 6.63%, 10/01/2030(c)	50,000	51,252
Genuine Parts Co., 6.88%, 11/01/2033	117,000	131,132
Home Depot, Inc., 4.88%, 06/25/2027	12,000	12,167
Lowe’s Cos., Inc.
3.70%, 04/15/2046	348,000	257,928
5.75%, 07/01/2053	119,000	114,965
Upbound Group, Inc., 6.38%, 02/15/2029(c)	5,000	4,895
Valvoline, Inc., 3.63%, 06/15/2031(c)	13,000	11,838
		591,340
Consumer Durables & Apparel — 0.2%
Beazer Homes USA, Inc., 7.50%, 03/15/2031(c)	7,000	7,105
Crocs, Inc., 4.25%, 03/15/2029(c)	5,000	4,756
Dream Finders Homes, Inc., 8.25%, 08/15/2028(c)	11,000	11,403
LGI Homes, Inc., 7.00%, 11/15/2032(c)	382,000	372,056
Mattel, Inc., 3.75%, 04/01/2029(c)	315,000	303,811
MDC Holdings, Inc., 3.97%, 08/06/2061	211,000	134,533
Meritage Homes Corp., 5.65%, 03/15/2035(a)	482,000	485,718
Tapestry, Inc., 5.50%, 03/11/2035	315,000	317,779
Under Armour, Inc., 7.25%, 07/15/2030(c)	5,000	4,992
Whirlpool Corp., 5.50%, 03/01/2033	132,000	127,013
		1,769,166
Consumer Finance — 0.1%
Arbor Realty SR, Inc., 7.88%, 07/15/2030(c)	7,000	7,273
Freedom Mortgage Corp., 12.25%, 10/01/2030(c)	12,000	13,284
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(c)	14,000	14,413
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.50%, 08/01/2030	9,000	9,153
7.00%, 07/15/2031(c)	90,000	94,457
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/2029(c)	110,000	112,675

The accompanying notes are an integral part of these financial statements.

12

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Consumer Finance — continued
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(c)	$10,000	$10,015
Planet Financial Group LLC, 10.50%, 12/15/2029(c)	9,000	9,295
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(c)	10,000	10,493
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.88%, 03/01/2031(c)	339,000	316,204
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(c)	105,000	108,664
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(c)	3,000	2,949
UWM Holdings LLC, 6.63%, 02/01/2030(c)	114,000	115,594
		824,469
Consumer Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(c)	6,000	5,863
Haleon US Capital LLC, 3.63%, 03/24/2032	260,000	244,671
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	390,000	391,800
		642,334
Consumer Services — 0.3%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(c)	185,000	194,070
Aramark Services, Inc., 5.00%, 02/01/2028(c)	6,000	5,946
Brinker International, Inc., 8.25%, 07/15/2030(c)	12,000	12,736
Caesars Entertainment, Inc.
7.00%, 02/15/2030(c)	125,000	129,019
6.50%, 02/15/2032(c)	15,000	15,349
Carnival Corp.
5.88%, 06/15/2031(c)	24,000	24,557
6.13%, 02/15/2033(c)	355,000	363,861
Churchill Downs, Inc.
5.75%, 04/01/2030(c)	11,000	10,981
6.75%, 05/01/2031(c)	280,000	287,407
Life Time, Inc., 6.00%, 11/15/2031(c)	21,000	21,183
Marriott International, Inc., 5.00%, 10/15/2027	103,000	104,419
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028(c)	285,000	284,464
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(c)	8,000	8,149
Six Flags Entertainment Corp., 7.25%, 05/15/2031(c)	145,000	145,440
Sodexo, Inc.
5.15%, 08/15/2030(c)	205,000	210,048
5.80%, 08/15/2035(c)	210,000	217,174
Starbucks Corp., 3.00%, 02/14/2032	349,000	318,515
Williams Scotsman, Inc., 6.63%, 06/15/2029(c)	175,000	178,969
		2,532,287

The accompanying notes are an integral part of these financial statements.

13

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Consumer Staples Distribution & Retail — 0.2%
Alimentation Couche-Tard, Inc., 4.50%, 07/26/2047(c)	$573,000	$478,408
Sysco Corp., 4.45%, 03/15/2048	164,000	136,101
Walmart, Inc.
4.00%, 04/15/2026	160,000	159,535
3.90%, 04/15/2028	150,000	150,272
4.00%, 04/15/2030	69,000	69,408
4.90%, 04/28/2035	690,000	701,200
		1,694,924
Containers & Packaging — 0.0%(b)
Berry Global, Inc.
4.88%, 07/15/2026(c)	256,000	255,194
5.65%, 01/15/2034	3,000	3,111
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030(c)	7,000	7,099
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030(c)	6,000	6,173
6.75%, 04/15/2032(c)	8,000	8,205
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027(c)	120,000	121,274
Owens-Brockway Glass Container, Inc., 7.38%, 06/01/2032(c)	8,000	8,055
		409,111
Department Stores — 0.0%(b)
Macy’s Retail Holdings LLC, 7.38%, 08/01/2033(c)	7,000	7,178
Design, Manufacturing & Distribution — 0.0%(b)
Imola Merger Corp., 4.75%, 05/15/2029(c)	185,000	180,025
Educational Services — 0.0%(b)
American University, 3.67%, 04/01/2049	327,000	243,756
George Washington University, 4.30%, 09/15/2044	10,000	8,484
University of Chicago, 2.76%, 04/01/2045	87,000	67,917
		320,157
Electrical Equipment Manufacturing — 0.0%(b)
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(c)	23,000	23,591
Vertiv Group Corp., 4.13%, 11/15/2028(c)	11,000	10,719
WESCO Distribution, Inc.
6.63%, 03/15/2032(c)	125,000	129,442
6.38%, 03/15/2033(c)	65,000	67,291
		231,043
Energy — 1.0%
Aker BP ASA, 5.80%, 10/01/2054(c)	436,000	388,661
Buckeye Partners LP, 6.75%, 02/01/2030(c)	145,000	150,322
Cheniere Energy Partners LP, 4.00%, 03/01/2031	706,000	680,592
Civitas Resources, Inc., 8.75%, 07/01/2031(c)	9,000	9,247

The accompanying notes are an integral part of these financial statements.

14

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Energy — continued
CNX Midstream Partners LP, 4.75%, 04/15/2030(c)	$8,000	$7,575
Comstock Resources, Inc., 6.75%, 03/01/2029(c)	434,000	427,147
CVR Energy, Inc., 8.50%, 01/15/2029(c)	3,000	3,027
Diamondback Energy, Inc., 5.20%, 04/18/2027	150,000	151,942
Enbridge, Inc., 4.90%, 06/20/2030(a)	450,000	458,453
Energy Transfer LP
5.63%, 05/01/2027(c)	454,000	452,907
6.00%, 02/01/2029(c)	703,000	713,046
5.25%, 04/15/2029	822,000	845,772
6.40%, 12/01/2030	295,000	318,519
6.13%, 12/15/2045	120,000	117,897
5.00%, 05/15/2050	90,000	74,594
EQT Corp.
4.50%, 01/15/2029(c)	12,000	11,940
5.75%, 02/01/2034	3,000	3,099
Expand Energy Corp., 4.75%, 02/01/2032	510,000	496,719
Hess Corp.
7.13%, 03/15/2033	172,000	197,606
6.00%, 01/15/2040	326,000	348,457
KazMunayGas National Co. JSC, 6.38%, 10/24/2048(c)	435,000	416,893
Marathon Oil Corp., 6.60%, 10/01/2037	43,000	45,114
MPLX LP, 4.70%, 04/15/2048	71,000	57,497
Northern Oil & Gas, Inc., 8.75%, 06/15/2031(c)	10,000	10,260
Occidental Petroleum Corp.
3.50%, 08/15/2029	72,000	68,005
7.88%, 09/15/2031	109,000	122,800
4.10%, 02/15/2047	82,000	57,606
ONEOK, Inc., 6.25%, 10/15/2055	245,000	238,971
Phillips 66, 1.30%, 02/15/2026	280,000	275,179
Saudi Arabian Oil Co., 5.75%, 07/17/2054(c)	420,000	400,430
SM Energy Co., 6.75%, 08/01/2029(c)	6,000	6,049
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	80,000	84,206
6.10%, 06/01/2040	33,000	34,028
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028	341,000	339,620
Valero Energy Corp., 6.63%, 06/15/2037	300,000	326,608
Williams Cos., Inc., 5.30%, 08/15/2028	89,000	91,618
		8,432,406

The accompanying notes are an integral part of these financial statements.

15

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Entertainment Content — 0.2%
Discovery Communications LLC
4.88%, 04/01/2043	$5,000	$2,760
5.20%, 09/20/2047	139,000	76,190
5.30%, 05/15/2049	89,000	42,857
4.00%, 09/15/2055	244,000	113,663
Univision Communications, Inc., 8.50%, 07/31/2031(c)	21,000	21,604
Warnermedia Holdings, Inc.
4.28%, 03/15/2032(a)	21,000	18,091
5.05%, 03/15/2042	2,831,000	1,909,693
5.14%, 03/15/2052	40,000	24,880
		2,209,738
Entertainment Resources — 0.0%(b)
Cinemark USA, Inc., 5.25%, 07/15/2028(c)	20,000	19,841
Sabre GLBL, Inc., 8.63%, 06/01/2027(c)	7,000	7,072
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	280,000	270,615
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co., 6.63%, 05/01/2032(c)	8,000	8,115
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/01/2027(c)	14,000	13,868
		319,511
Equity Real Estate Investment Trusts (REITs) — 0.2%
Crown Castle, Inc., 1.05%, 07/15/2026	165,000	159,977
EPR Properties, 3.75%, 08/15/2029	343,000	328,771
Iron Mountain, Inc., 4.88%, 09/15/2029(c)	42,000	41,207
Kimco Realty OP LLC, 2.25%, 12/01/2031	195,000	171,123
Realty Income Corp.
4.70%, 12/15/2028	103,000	104,472
3.10%, 12/15/2029	161,000	153,760
4.85%, 03/15/2030	500,000	513,179
2.70%, 02/15/2032	256,000	227,150
Service Properties Trust, 8.38%, 06/15/2029	70,000	72,103
		1,771,742
Exploration & Production — 0.1%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029(c)	11,000	11,453
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.88%, 06/30/2029(c)	8,000	7,966
6.63%, 10/15/2032(c)	445,000	452,216
Caturus Energy LLC, 8.50%, 02/15/2030(c)	8,000	8,286
Crescent Energy Finance LLC, 7.63%, 04/01/2032(c)	8,000	7,953
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031(c)	20,000	19,271

The accompanying notes are an integral part of these financial statements.

16

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Exploration & Production — continued
Permian Resources Operating LLC
5.88%, 07/01/2029(c)	$12,000	$11,981
7.00%, 01/15/2032(c)	286,000	295,965
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(c)	8,000	7,796
		822,887
Financial Services — 2.2%
Bank of New York Mellon Corp.
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	320,000	310,211
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032	331,000	340,232
6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	177,000	195,195
BGC Group, Inc., 6.15%, 04/02/2030(c)	14,000	14,275
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(c)	35,000	34,113
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/2027(c)	100,000	97,603
7.75%, 12/01/2029(c)	90,000	95,798
Blackstone Private Credit Fund
6.00%, 01/29/2032	260,000	266,389
6.00%, 11/22/2034	696,000	701,353
Block, Inc.
6.50%, 05/15/2032	140,000	144,783
6.00%, 08/15/2033(c)	5,000	5,124
Cantor Fitzgerald LP, 7.20%, 12/12/2028(c)	13,000	13,904
Capital One Financial Corp.
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	656,000	688,657
5.46% to 07/26/2029 then SOFR + 1.56%, 07/26/2030	355,000	366,670
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	902,000	939,218
5.88% to 07/26/2034 then SOFR + 1.99%, 07/26/2035	190,000	197,287
6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	1,075,000	1,109,391
Carlyle Finance LLC, 5.65%, 09/15/2048(c)	51,000	49,229
Charles Schwab Corp., 4.00% to 06/01/2026 then 5 yr. CMT Rate + 3.17%, Perpetual	353,000	347,253
Citadel LP, 6.38%, 01/23/2032(c)	304,000	319,498
Coinbase Global, Inc., 3.38%, 10/01/2028(c)	14,000	13,260
Enova International, Inc., 9.13%, 08/01/2029(c)	6,000	6,316
EZCORP, Inc., 7.38%, 04/01/2032(c)	11,000	11,597
FirstCash, Inc.
5.63%, 01/01/2030(c)	25,000	24,914
6.88%, 03/01/2032(c)	34,000	35,235
goeasy Ltd., 6.88%, 02/15/2031(c)	6,000	5,989
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027	833,000	811,332

The accompanying notes are an integral part of these financial statements.

17

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Financial Services — continued
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	$892,000	$882,871
2.60%, 02/07/2030	369,000	344,292
6.13%, 02/15/2033	211,000	230,684
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	995,000	905,047
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036(a)	1,840,000	1,898,094
5.15%, 05/22/2045	245,000	223,798
Goldman Sachs Private Credit Corp., 6.25%, 05/06/2030(c)	195,000	199,291
HAT Holdings I LLC / HAT Holdings II LLC, 8.00%, 06/15/2027(c)	8,000	8,287
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031(c)	419,000	436,939
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(c)	13,000	13,786
LPL Holdings, Inc.
5.70%, 05/20/2027	256,000	260,401
4.00%, 03/15/2029(c)	5,000	4,877
5.20%, 03/15/2030	405,000	413,552
4.38%, 05/15/2031(a)(c)	261,000	251,622
Macquarie Group Ltd., 5.49% to 11/09/2032 then SOFR + 2.87%, 11/09/2033(c)	347,000	360,943
Mastercard, Inc., 4.88%, 05/09/2034	208,000	211,451
Morgan Stanley
3.63%, 01/20/2027	395,000	392,019
2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028	160,000	155,837
3.59%, 07/22/2028(e)	208,000	204,980
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029	133,000	135,657
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034	210,000	216,341
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	275,000	289,621
Nationwide Building Society
4.85%, 07/27/2027(c)	343,000	347,113
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029(c)	467,000	469,856
Nuveen LLC, 5.55%, 01/15/2030(c)	418,000	437,074
OneMain Finance Corp.
3.50%, 01/15/2027	80,000	78,147
7.13%, 11/15/2031	105,000	108,867
6.75%, 03/15/2032	16,000	16,359
PennyMac Financial Services, Inc.
7.13%, 11/15/2030(c)	295,000	305,018
6.88%, 05/15/2032(c)	31,000	31,679
PRA Group, Inc., 5.00%, 10/01/2029(c)	11,000	10,320
PROG Holdings, Inc., 6.00%, 11/15/2029(c)	7,000	6,787
Radian Group, Inc., 6.20%, 05/15/2029	370,000	386,801
Rithm Capital Corp., 8.00%, 07/15/2030(c)	14,000	14,269

The accompanying notes are an integral part of these financial statements.

18

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Financial Services — continued
S&P Global, Inc.
3.70%, 03/01/2052	$185,000	$138,174
3.90%, 03/01/2062	119,000	88,175
Starwood Property Trust, Inc.
7.25%, 04/01/2029(c)	9,000	9,419
6.50%, 07/01/2030(c)	420,000	435,108
State Street Corp.
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	300,000	305,096
2.20%, 03/03/2031	303,000	269,656
6.12% to 11/21/2033 then SOFR + 1.96%, 11/21/2034	354,000	379,326
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(c)	28,000	28,728
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031(c)	27,000	28,363
		19,079,551
Food & Beverage — 0.4%
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	562,000	548,767
4.90%, 02/01/2046	182,000	165,310
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 01/15/2039	355,000	451,861
Cargill, Inc.
5.13%, 10/11/2032(c)	222,000	229,261
4.75%, 04/24/2033(c)	84,000	84,362
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029(c)	8,000	8,698
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.63%, 01/15/2032	340,000	312,987
6.75%, 03/15/2034	279,000	305,371
6.50%, 12/01/2052	801,000	819,415
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035(c)	140,000	145,323
Mars, Inc.
4.55%, 04/20/2028(c)	496,000	501,490
4.20%, 04/01/2059(c)	350,000	264,832
		3,837,677
Food, Beverage & Tobacco — 0.3%
Hormel Foods Corp., 3.05%, 06/03/2051	93,000	59,853
J M Smucker Co.
6.20%, 11/15/2033	355,000	381,011
3.55%, 03/15/2050	40,000	27,092
Kellanova, 5.75%, 05/16/2054	37,000	36,084
Molson Coors Beverage Co.
5.00%, 05/01/2042	90,000	81,947
4.20%, 07/15/2046	235,000	185,778

The accompanying notes are an integral part of these financial statements.

19

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Food, Beverage & Tobacco — continued
PepsiCo, Inc.
4.65%, 07/23/2032	$335,000	$338,130
5.00%, 07/23/2035	540,000	545,289
3.88%, 03/19/2060	130,000	96,954
Philip Morris International, Inc., 5.63%, 09/07/2033	356,000	372,914
The Campbell’s Co.
5.30%, 03/20/2026	10,000	10,021
4.75%, 03/23/2035	220,000	210,246
Turning Point Brands, Inc., 7.63%, 03/15/2032(c)	9,000	9,408
Tyson Foods, Inc., 4.35%, 03/01/2029	349,000	348,428
		2,703,155
Forest & Paper Products Manufacturing — 0.0%(b)
Georgia-Pacific LLC, 7.25%, 06/01/2028	13,000	14,011
Hardware — 0.1%
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	160,000	156,240
Dell International LLC / EMC Corp., 5.50%, 04/01/2035(a)	435,000	442,184
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/2030(c)	14,000	14,167
		612,591
Health Care Equipment & Services — 0.7%
Bausch + Lomb Corp., 8.38%, 10/01/2028(c)	445,000	462,930
Centene Corp.
4.63%, 12/15/2029(a)	508,000	489,582
2.50%, 03/01/2031	17,000	14,460
Cigna Group
3.40%, 03/15/2050	123,000	82,430
5.60%, 02/15/2054	420,000	396,669
CVS Health Corp.
3.00%, 08/15/2026	350,000	344,745
5.13%, 02/21/2030	225,000	230,020
5.63%, 02/21/2053	228,000	207,944
DaVita, Inc., 4.63%, 06/01/2030(c)	30,000	28,832
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	75,000	76,400
Humana, Inc.
8.15%, 06/15/2038	135,000	163,503
5.50%, 03/15/2053	102,000	91,482
Molina Healthcare, Inc., 6.25%, 01/15/2033(c)	412,000	414,168
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(c)	9,000	8,887
Stryker Corp., 4.38%, 05/15/2044	354,000	304,705

The accompanying notes are an integral part of these financial statements.

20

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Health Care Equipment & Services — continued
Tenet Healthcare Corp.
4.63%, 06/15/2028	$235,000	$231,937
6.88%, 11/15/2031	75,000	80,383
UnitedHealth Group, Inc.
4.60%, 04/15/2027	10,000	10,061
4.40%, 06/15/2028	285,000	287,102
4.25%, 01/15/2029	631,000	633,679
4.65%, 01/15/2031	480,000	485,420
4.75%, 05/15/2052	272,000	228,384
5.95%, 06/15/2055	455,000	453,866
Universal Health Services, Inc., 2.65%, 01/15/2032	36,000	30,925
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/2030	248,000	238,643
		5,997,157
Health Care Facilities & Services — 0.8%
Adventist Health System
2.95%, 03/01/2029	6,000	5,646
3.63%, 03/01/2049	33,000	22,072
Allina Health System, 4.81%, 11/15/2045	582,000	513,210
Banner Health, 2.91%, 01/01/2051	1,117,000	707,407
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	370,000	317,347
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030(c)	21,000	18,796
CommonSpirit Health
6.07%, 11/01/2027	63,000	65,075
5.21%, 12/01/2031	15,000	15,477
4.35%, 11/01/2042	45,000	37,975
6.46%, 11/01/2052	37,000	39,183
5.55%, 12/01/2054	777,000	736,326
Dignity Health, 4.50%, 11/01/2042	414,000	350,113
Hartford HealthCare Corp., 3.45%, 07/01/2054	465,000	328,427
HCA, Inc.
5.38%, 09/01/2026	55,000	55,075
5.88%, 02/01/2029	215,000	223,586
3.38%, 03/15/2029	265,000	255,960
5.45%, 04/01/2031	160,000	165,709
3.50%, 07/15/2051	720,000	473,066
Integris Baptist Medical Center, Inc., 3.88%, 08/15/2050	100,000	70,512
IQVIA, Inc.
5.70%, 05/15/2028	559,000	577,251
6.25%, 02/01/2029	196,000	205,942
6.25%, 06/01/2032(c)	10,000	10,295

The accompanying notes are an integral part of these financial statements.

21

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Health Care Facilities & Services — continued
LifePoint Health, Inc.
11.00%, 10/15/2030(c)	$10,000	$11,009
8.38%, 02/15/2032(c)	13,000	13,753
Montefiore Obligated Group, 4.29%, 09/01/2050	10,000	6,464
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/2052	768,000	563,686
Mount Sinai Hospital, 3.98%, 07/01/2048	33,000	24,447
MultiCare Health System, 2.80%, 08/15/2050	82,000	48,290
Novant Health, Inc., 3.17%, 11/01/2051	52,000	33,956
NYU Langone Hospitals, 4.37%, 07/01/2047	17,000	14,433
Piedmont Healthcare, Inc., 2.04%, 01/01/2032	7,000	5,964
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(c)	8,000	8,242
Radiology Partners, Inc., 8.50%, 07/15/2032(c)	5,000	5,098
SSM Health Care Corp., 4.89%, 06/01/2028	365,000	370,756
Star Parent, Inc., 9.00%, 10/01/2030(c)	11,000	11,630
Sutter Health
2.29%, 08/15/2030	28,000	25,538
5.16%, 08/15/2033	49,000	49,853
4.09%, 08/15/2048	182,000	144,422
5.55%, 08/15/2053	67,000	65,366
Toledo Hospital, 5.75%, 11/15/2038	135,000	135,158
Trinity Health Corp., 2.63%, 12/01/2040	658,000	462,326
US Acute Care Solutions LLC, 9.75%, 05/15/2029(c)	11,000	11,274
Willis-Knighton Medical Center, 4.81%, 09/01/2048	21,000	18,027
		7,224,142
Home Improvement — 0.0%(b)
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(c)	9,000	8,848
Homebuilders — 0.0%(b)
Adams Homes, Inc., 9.25%, 10/15/2028(c)	8,000	8,306
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/2033(c)	9,000	9,002
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030(c)	8,000	7,327
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 04/01/2029	6,000	5,848
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028(c)	8,000	7,797
		38,280
Household & Personal Products — 0.2%
Clorox Co., 4.60%, 05/01/2032	314,000	314,404
Edgewell Personal Care Co., 4.13%, 04/01/2029(c)	20,000	19,006
Estee Lauder Cos., Inc., 6.00%, 05/15/2037	136,000	145,375

The accompanying notes are an integral part of these financial statements.

22

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Household & Personal Products — continued
Kenvue, Inc.
5.05%, 03/22/2053	$177,000	$161,423
5.20%, 03/22/2063	41,000	37,278
L’Oreal SA, 5.00%, 05/20/2035(c)	430,000	437,369
Procter & Gamble Co., 3.55%, 03/25/2040	348,000	298,785
		1,413,640
Industrial Other — 0.1%
Ashtead Capital, Inc.
5.55%, 05/30/2033(c)	232,000	235,941
5.95%, 10/15/2033(c)	349,000	364,409
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(c)	5,000	4,980
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032(c)	5,000	5,195
Resideo Funding, Inc., 4.00%, 09/01/2029(c)	111,000	106,258
Siemens Funding BV
4.90%, 05/28/2032(c)	290,000	296,092
5.20%, 05/28/2035(c)	290,000	297,922
		1,310,797
Insurance — 0.5%
Arthur J Gallagher & Co.
4.85%, 12/15/2029	55,000	55,955
5.15%, 02/15/2035	380,000	380,333
5.75%, 03/02/2053	4,000	3,861
6.75%, 02/15/2054	84,000	91,644
5.55%, 02/15/2055	140,000	131,736
CNA Financial Corp., 4.50%, 03/01/2026	625,000	624,846
CNO Financial Group, Inc.
5.25%, 05/30/2029	246,000	250,460
6.45%, 06/15/2034	204,000	214,335
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	500,000	521,522
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	47,000	44,984
MetLife, Inc.
10.75%, 08/01/2039	103,000	137,501
6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	329,000	342,243
Primerica, Inc., 2.80%, 11/19/2031	503,000	454,285
Principal Financial Group, Inc., 5.50%, 03/15/2053	77,000	73,724
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048(f)	343,000	347,859
Travelers Cos., Inc.
5.05%, 07/24/2035	115,000	115,524
5.70%, 07/24/2055	305,000	305,044

The accompanying notes are an integral part of these financial statements.

23

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Insurance — continued
W R Berkley Corp., 4.75%, 08/01/2044	$177,000	$156,121
		4,251,977
Integrated Oils — 0.1%
BP Capital Markets America, Inc.
1.75%, 08/10/2030	484,000	429,156
4.99%, 04/10/2034	181,000	182,411
Chevron USA, Inc., 4.69%, 04/15/2030	145,000	147,895
		759,462
Internet Media — 0.0%(b)
ANGI Group LLC, 3.88%, 08/15/2028(c)	7,000	6,581
Match Group Holdings II LLC
5.63%, 02/15/2029(c)	24,000	23,979
6.13%, 09/15/2033(c)	14,000	14,128
		44,688
Leisure Products Manufacturing — 0.0%(b)
Amer Sports Co., 6.75%, 02/16/2031(c)	6,000	6,244
Life Insurance — 0.1%
Corebridge Global Funding, 5.20%, 01/12/2029(c)	147,000	150,867
Global Atlantic Fin Co., 6.75%, 03/15/2054(c)	13,000	13,264
Guardian Life Global Funding, 3.25%, 03/29/2027(c)	66,000	65,042
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050(c)	85,000	57,330
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(c)	233,000	239,094
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064(c)	400,000	400,298
RGA Global Funding, 5.45%, 05/24/2029(c)	8,000	8,290
Western And Southern Life Insurance Co., 3.75%, 04/28/2061(c)	244,000	163,495
		1,097,680
Machinery Manufacturing — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/2033(c)	200,000	204,494
CNH Industrial Capital LLC
1.45%, 07/15/2026	370,000	360,006
4.55%, 04/10/2028	192,000	193,340
		757,840
Managed Care — 0.0%(b)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 06/15/2029(c)	11,000	11,295
5.88%, 06/15/2054(c)	334,000	318,212
		329,507

The accompanying notes are an integral part of these financial statements.

24

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Materials — 0.3%
Capstone Copper Corp., 6.75%, 03/31/2033(c)	$65,000	$66,637
Century Aluminum Co., 6.88%, 08/01/2032(c)	8,000	8,166
Cleveland-Cliffs, Inc., 7.50%, 09/15/2031(c)	11,000	11,134
Eastman Chemical Co., 4.65%, 10/15/2044	348,000	290,038
Eldorado Gold Corp., 6.25%, 09/01/2029(c)	8,000	8,006
ERO Copper Corp., 6.50%, 02/15/2030(c)	11,000	10,698
FMC Corp., 6.38%, 05/18/2053	147,000	141,098
International Paper Co., 6.00%, 11/15/2041	177,000	179,993
Kaiser Aluminum Corp., 4.50%, 06/01/2031(c)	7,000	6,556
Magnera Corp., 7.25%, 11/15/2031(c)	10,000	9,449
Mosaic Co., 5.45%, 11/15/2033(a)	508,000	522,225
New Gold, Inc., 6.88%, 04/01/2032(c)	9,000	9,364
Northern Star Resources Ltd., 6.13%, 04/11/2033(c)	161,000	168,205
Packaging Corp. of America, 4.05%, 12/15/2049	92,000	70,142
Sealed Air Corp.
6.50%, 07/15/2032(c)	30,000	30,977
6.88%, 07/15/2033(c)	125,000	134,775
Sherwin-Williams Co., 4.55%, 08/01/2045	6,000	5,102
TriMas Corp., 4.13%, 04/15/2029(c)	6,000	5,764
Vale SA, 5.63%, 09/11/2042	157,000	156,699
Yamana Gold, Inc., 2.63%, 08/15/2031	464,000	412,079
		2,247,107
Media & Entertainment — 0.2%
Alphabet, Inc.
5.25%, 05/15/2055	440,000	427,900
2.25%, 08/15/2060	60,000	31,065
5.30%, 05/15/2065	125,000	120,027
AMC Networks, Inc., 10.50%, 07/15/2032(c)	5,000	5,154
Comcast Corp., 3.30%, 02/01/2027	100,000	98,668
Meta Platforms, Inc., 5.55%, 08/15/2064	205,000	198,044
Paramount Global, 6.88%, 04/30/2036	210,000	222,403
Playtika Holding Corp., 4.25%, 03/15/2029(c)	8,000	7,352
Snap, Inc., 6.88%, 03/15/2034(c)	5,000	5,013
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	214,000	217,672
TEGNA, Inc., 5.00%, 09/15/2029	19,000	18,984
Walt Disney Co., 3.80%, 05/13/2060	337,000	244,503
Ziff Davis, Inc., 4.63%, 10/15/2030(c)	6,000	5,648
		1,602,433

The accompanying notes are an integral part of these financial statements.

25

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Medical Equipment & Devices Manufacturing — 0.0%(b)
Medline Borrower LP, 5.25%, 10/01/2029(c)	$21,000	$20,758
Sotera Health Holdings LLC, 7.38%, 06/01/2031(c)	13,000	13,647
		34,405
Metals & Mining — 0.2%
Glencore Funding LLC
2.50%, 09/01/2030(c)	105,000	95,667
6.38%, 10/06/2030(c)	348,000	374,741
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	133,000	136,840
Novelis Corp.
4.75%, 01/30/2030(c)	5,000	4,799
6.88%, 01/30/2030(c)	245,000	253,736
Rio Tinto Finance USA PLC
5.00%, 03/14/2032	210,000	214,850
5.25%, 03/14/2035	500,000	509,722
5.75%, 03/14/2055	560,000	561,007
		2,151,362
Oil & Gas Services & Equipment — 0.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028(c)	8,000	8,012
6.63%, 09/01/2032(c)	11,000	11,255
Aris Water Holdings LLC, 7.25%, 04/01/2030(c)	275,000	289,640
Guara Norte Sarl, 5.20%, 06/15/2034(c)	185,158	179,095
Kodiak Gas Services LLC, 7.25%, 02/15/2029(c)	20,000	20,648
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029(c)	18,000	18,417
Weatherford International Ltd., 8.63%, 04/30/2030(c)	3,000	3,069
		530,136
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(c)	12,000	12,331
Bayer US Finance II LLC
4.20%, 07/15/2034(c)	113,000	103,479
5.50%, 07/30/2035(c)	30,000	30,168
4.40%, 07/15/2044(c)	100,000	78,513
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	11,000	10,762
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	299,000	296,579
		531,832
Pharmaceuticals, Biotechnology & Life Sciences — 0.6%
AbbVie, Inc.
2.95%, 11/21/2026	1,255,000	1,235,776
4.95%, 03/15/2031	280,000	288,474
4.05%, 11/21/2039	125,000	109,794

The accompanying notes are an integral part of these financial statements.

26

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Pharmaceuticals, Biotechnology & Life Sciences — continued
Amgen, Inc.
2.80%, 08/15/2041	$348,000	$250,388
5.15%, 11/15/2041	30,000	28,301
5.60%, 03/02/2043	60,000	59,196
5.65%, 03/02/2053	22,000	21,240
5.75%, 03/02/2063	376,000	360,756
Eli Lilly & Co.
5.00%, 02/27/2026	228,000	227,458
4.90%, 02/12/2032	495,000	510,068
4.90%, 10/15/2035	315,000	316,098
5.55%, 10/15/2055	100,000	99,043
4.95%, 02/27/2063	147,000	130,511
5.65%, 10/15/2065	295,000	292,032
Fortrea Holdings, Inc., 7.50%, 07/01/2030(c)	8,000	7,613
Gilead Sciences, Inc., 4.75%, 03/01/2046(a)	395,000	353,548
Johnson & Johnson, 3.40%, 01/15/2038	256,000	221,321
Pfizer, Inc., 4.30%, 06/15/2043	226,000	193,442
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	76,000	45,051
Viatris, Inc., 2.70%, 06/22/2030	631,000	567,546
		5,317,656
Pipeline — 0.7%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029(c)	5,000	5,207
Cameron LNG LLC
3.30%, 01/15/2035(c)	298,000	255,939
3.40%, 01/15/2038(c)	688,000	592,208
DCP Midstream Operating LP
6.45%, 11/03/2036(c)	838,000	877,650
6.75%, 09/15/2037(c)	348,000	369,052
Eastern Energy Gas Holdings LLC, 6.20%, 01/15/2055	40,000	40,869
El Paso Natural Gas Co. LLC, 3.50%, 02/15/2032(c)	174,000	158,633
Enterprise Products Operating LLC
4.95%, 02/15/2035	200,000	199,194
4.90%, 05/15/2046	346,000	308,754
3.70%, 01/31/2051	69,000	49,306
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030(c)	7,000	6,423
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/2028	235,000	237,134
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032(c)	8,000	8,394
Gulfstream Natural Gas System LLC, 6.19%, 11/01/2025(c)	293,000	292,895
Harvest Midstream I LP, 7.50%, 09/01/2028(c)	315,000	317,784

The accompanying notes are an integral part of these financial statements.

27

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Pipeline — continued
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032(c)	$125,000	$130,111
6.63%, 01/15/2034(c)	5,000	5,072
ITT Holdings LLC, 6.50%, 08/01/2029(c)	6,000	5,873
Kinetik Holdings LP, 5.88%, 06/15/2030(c)	214,000	215,427
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(c)	7,000	7,391
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029(c)	60,000	61,101
NGPL PipeCo LLC, 4.88%, 08/15/2027(c)	129,000	128,908
Northern Natural Gas Co., 3.40%, 10/16/2051(c)	88,000	57,986
NuStar Logistics LP, 6.38%, 10/01/2030	11,000	11,368
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(c)	210,000	211,046
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/2054(c)	266,000	252,496
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(c)	7,000	6,969
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(c)	176,000	173,071
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	243,000	241,574
Texas Eastern Transmission LP, 3.50%, 01/15/2028(c)	297,000	291,563
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(c)	22,000	21,052
Venture Global LNG, Inc.
7.00%, 01/15/2030(a)(c)	155,000	159,423
8.38%, 06/01/2031(c)	20,000	20,943
9.88%, 02/01/2032(c)	40,000	43,471
		5,764,287
Power Generation — 0.1%
Alpha Generation LLC, 6.75%, 10/15/2032(c)	410,000	421,948
Clearway Energy Operating LLC, 3.75%, 01/15/2032(c)	22,000	19,769
Constellation Energy Generation LLC, 6.25%, 10/01/2039	178,000	190,848
Long Ridge Energy LLC, 8.75%, 02/15/2032(c)	11,000	11,373
TerraForm Power Operating LLC, 4.75%, 01/15/2030(c)	27,000	26,005
Vistra Operations Co. LLC
3.70%, 01/30/2027(c)	173,000	170,959
4.38%, 05/01/2029(c)	129,000	125,851
6.88%, 04/15/2032(c)	155,000	162,363
6.95%, 10/15/2033(c)	115,000	126,802
		1,255,918
Property & Casualty Insurance — 0.2%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030(c)	7,000	7,241
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028(c)	430,000	437,859

The accompanying notes are an integral part of these financial statements.

28

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Property & Casualty Insurance — continued
7.00%, 01/15/2031(c)	$15,000	$15,487
AmWINS Group, Inc., 4.88%, 06/30/2029(c)	4,000	3,895
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033	211,000	218,240
Aon North America, Inc., 5.15%, 03/01/2029	421,000	432,439
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(c)	9,000	9,325
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052(a)	348,000	263,880
Farmers Insurance Exchange, 4.75% to 11/01/2037 then 3 mo. LIBOR US + 3.23%, 11/01/2057(c)(f)	197,000	163,717
HUB International Ltd., 7.25%, 06/15/2030(c)	351,000	366,448
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(c)	16,000	16,573
		1,935,104
Publishing & Broadcasting — 0.0%(b)
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(c)	9,000	9,432
Nexstar Media, Inc., 4.75%, 11/01/2028(a)(c)	6,000	5,879
		15,311
Railroad — 0.0%(b)
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	109,000	95,501
4.55%, 09/01/2044	219,000	192,818
		288,319
Real Estate — 0.5%
Brixmor Operating Partnership LP, 5.50%, 02/15/2034	2,000	2,035
COPT Defense Properties LP, 2.75%, 04/15/2031	361,000	325,055
Digital Realty Trust LP, 5.55%, 01/15/2028	625,000	644,046
Extra Space Storage LP, 4.95%, 01/15/2033(a)	530,000	530,601
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(c)	9,000	9,513
Kilroy Realty LP, 2.50%, 11/15/2032	261,000	213,825
Kite Realty Group LP, 5.20%, 08/15/2032	360,000	365,127
MPT Operating Partnership LP / MPT Finance Corp., 8.50%, 02/15/2032(c)	11,000	11,512
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028(c)	270,000	269,258
7.00%, 02/01/2030(c)	5,000	5,154
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029(c)	6,000	6,068
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 08/15/2032	215,000	219,017
Prologis LP
1.63%, 03/15/2031	28,000	24,317
4.75%, 06/15/2033	583,000	584,708
Regency Centers LP, 4.65%, 03/15/2049	219,000	185,999
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(c)	100,000	102,586
RLJ Lodging Trust LP, 4.00%, 09/15/2029(c)	8,000	7,494

The accompanying notes are an integral part of these financial statements.

29

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Real Estate — continued
Simon Property Group LP
6.75%, 02/01/2040	$227,000	$257,621
5.85%, 03/08/2053	84,000	83,788
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028(c)	173,000	181,695
Ventas Realty LP, 3.00%, 01/15/2030	195,000	184,109
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027(c)	183,000	184,951
WEA Finance LLC / Westfield UK & Europe Finance PLC, 4.75%, 09/17/2044(a)(c)	200,000	167,392
XHR LP, 4.88%, 06/01/2029(c)	6,000	5,836
		4,571,707
Refining & Marketing — 0.0%(b)
Motiva Enterprises LLC, 6.85%, 01/15/2040(c)	36,000	38,964
Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/2029	14,000	13,621
		52,585
Restaurants — 0.0%(b)
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032(c)	6,000	6,213
Retail - Consumer Discretionary — 0.0%(b)
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(c)	230,000	243,405
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029(c)	5,000	5,230
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)(c)	185,000	195,721
Wayfair LLC, 7.25%, 10/31/2029(c)	3,000	3,059
		447,415
Retail - Consumer Staples — 0.1%
Bunge Ltd. Finance Corp., 5.15%, 08/04/2035	470,000	470,262
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(c)	6,000	6,308
Performance Food Group, Inc.
5.50%, 10/15/2027(c)	50,000	49,839
4.25%, 08/01/2029(c)	10,000	9,667
6.13%, 09/15/2032(c)	115,000	117,553
US Foods, Inc.
4.75%, 02/15/2029(c)	8,000	7,866
5.75%, 04/15/2033(c)	65,000	65,211
		726,706
Semiconductors — 0.2%
Foundry JV Holdco LLC
5.50%, 01/25/2031(c)	485,000	502,715
6.25%, 01/25/2035(c)	220,000	232,484

The accompanying notes are an integral part of these financial statements.

30

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Semiconductors — continued
6.10%, 01/25/2036(c)	$670,000	$701,792
6.20%, 01/25/2037(c)	345,000	362,305
		1,799,296
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.
3.15%, 11/15/2025	75,000	74,628
5.05%, 07/12/2029	305,000	312,897
4.35%, 02/15/2030	560,000	561,737
4.60%, 07/15/2030	275,000	277,032
5.15%, 11/15/2031	265,000	273,401
5.20%, 07/15/2035	870,000	878,263
Intel Corp.
4.00%, 08/05/2029	395,000	388,122
4.75%, 03/25/2050	240,000	191,825
5.60%, 02/21/2054(a)	750,000	682,604
Micron Technology, Inc.
5.38%, 04/15/2028	139,000	142,991
6.75%, 11/01/2029	305,000	330,418
5.65%, 11/01/2032	115,000	119,990
5.88%, 09/15/2033	38,000	39,879
6.05%, 11/01/2035	910,000	956,533
		5,230,320
Software & Services — 0.8%
AppLovin Corp.
5.13%, 12/01/2029	500,000	511,527
5.38%, 12/01/2031	315,000	323,889
Cloud Software Group, Inc.
8.25%, 06/30/2032(c)	180,000	192,098
6.63%, 08/15/2033(c)	30,000	30,364
CoreWeave, Inc., 9.25%, 06/01/2030(c)	9,000	9,019
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(c)	201,000	211,120
Gen Digital, Inc., 6.25%, 04/01/2033(c)	225,000	231,351
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026	611,000	600,652
International Business Machines Corp.
5.60%, 11/30/2039	457,000	470,638
2.85%, 05/15/2040	365,000	269,730
4.90%, 07/27/2052	808,000	711,717
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	292,000	264,275
Open Text Holdings, Inc., 4.13%, 02/15/2030(c)	46,000	43,354
Oracle Corp., 2.30%, 03/25/2028	265,000	252,681
Roper Technologies, Inc., 5.10%, 09/15/2035	345,000	343,434

The accompanying notes are an integral part of these financial statements.

31

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Software & Services — continued
Synopsys, Inc.
5.15%, 04/01/2035	$1,285,000	$1,296,694
5.70%, 04/01/2055	760,000	746,901
UKG, Inc., 6.88%, 02/01/2031(c)	150,000	154,822
VMware LLC, 3.90%, 08/21/2027	714,000	710,331
		7,374,597
Supermarkets & Pharmacies — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.88%, 02/15/2028(c)	60,000	59,881
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(c)	920,000	1,080,681
		1,140,562
Supranationals — 0.0%(b)
International Bank for Reconstruction & Development, 0.65%, 02/10/2026	50,000	49,109
Technology Hardware & Equipment — 0.2%
Avnet, Inc., 6.25%, 03/15/2028	305,000	317,104
Coherent Corp., 5.00%, 12/15/2029(c)	9,000	8,830
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	700,000	704,434
Jabil, Inc., 5.45%, 02/01/2029	107,000	109,830
Juniper Networks, Inc., 2.00%, 12/10/2030	549,000	481,646
TTM Technologies, Inc., 4.00%, 03/01/2029(c)	29,000	27,702
Viavi Solutions, Inc., 3.75%, 10/01/2029(c)	15,000	13,997
Vontier Corp., 2.40%, 04/01/2028	374,000	354,857
		2,018,400
Telecommunication Services — 0.4%
America Movil SAB de CV, 4.70%, 07/21/2032	277,000	274,282
AT&T, Inc.
1.65%, 02/01/2028	349,000	328,595
6.38%, 03/01/2041	367,000	389,817
5.15%, 03/15/2042	244,000	230,163
3.65%, 06/01/2051	255,000	178,146
3.50%, 09/15/2053	450,000	300,754
3.55%, 09/15/2055	702,000	467,243
3.80%, 12/01/2057	220,000	151,188
3.85%, 06/01/2060	150,000	102,857
Verizon Communications, Inc.
5.05%, 05/09/2033	290,000	294,688
5.25%, 04/02/2035	197,000	198,449
4.86%, 08/21/2046	235,000	208,932
4.67%, 03/15/2055	44,000	37,075

The accompanying notes are an integral part of these financial statements.

32

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Telecommunication Services — continued
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(c)	$50,000	$48,286
		3,210,475
Tobacco — 0.3%
BAT Capital Corp.
5.63%, 08/15/2035	485,000	496,611
7.08%, 08/02/2053	318,000	352,795
6.25%, 08/15/2055	295,000	297,174
Imperial Brands Finance PLC
5.50%, 02/01/2030(c)	370,000	382,466
5.63%, 07/01/2035(c)	580,000	586,132
6.38%, 07/01/2055(c)	665,000	667,975
		2,783,153
Transportation — 0.3%
CSX Corp., 6.22%, 04/30/2040	121,000	130,713
DP World Ltd./United Arab Emirates, 6.85%, 07/02/2037(c)	119,000	134,934
FedEx Corp., 4.05%, 02/15/2048	147,000	108,822
GXO Logistics, Inc., 1.65%, 07/15/2026	711,000	693,684
Latam Airlines Group SA, 7.63%, 01/07/2031(c)	12,000	12,331
Uber Technologies, Inc.
7.50%, 09/15/2027(c)	819,000	819,352
5.35%, 09/15/2054	95,000	89,036
Union Pacific Corp.
4.95%, 09/09/2052	327,000	294,141
5.15%, 01/20/2063	40,000	36,181
United Parcel Service, Inc., 3.40%, 11/15/2046	105,000	75,606
XPO, Inc., 7.13%, 02/01/2032(c)	195,000	204,152
		2,598,952
Transportation & Logistics — 0.1%
Daimler Truck Finance North America LLC
2.38%, 12/14/2028(c)	458,000	431,131
5.50%, 09/20/2033(c)	230,000	235,477
5.38%, 01/18/2034(c)	342,000	346,813
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032(c)	11,000	11,526
TTX Co., 4.60%, 02/01/2049(c)	358,000	305,887
		1,330,834
Travel & Lodging — 0.0%(b)
NCL Corp. Ltd., 6.75%, 02/01/2032(c)	95,000	97,789
Viking Cruises Ltd., 7.00%, 02/15/2029(c)	133,000	133,655
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(c)	115,000	114,888
		346,332

The accompanying notes are an integral part of these financial statements.

33

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Utilities — 2.0%
AEP Texas, Inc., 3.85%, 10/01/2025(c)	$179,000	$178,434
Ameren Corp., 5.38%, 03/15/2035	380,000	385,437
American Transmission Systems, Inc., 5.00%, 09/01/2044(c)	108,000	98,615
American Water Capital Corp., 5.70%, 09/01/2055	175,000	172,022
Appalachian Power Co., 5.65%, 04/01/2034	113,000	116,795
Arizona Public Service Co., 2.95%, 09/15/2027	92,000	89,534
Boston Gas Co., 6.12%, 07/20/2053(c)	19,000	18,861
Brooklyn Union Gas Co., 6.39%, 09/15/2033(c)	548,000	584,617
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/2033	249,000	251,548
5.30%, 04/01/2053	122,000	115,821
CenterPoint Energy Resources Corp., 4.10%, 09/01/2047	76,000	60,643
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	208,000	161,624
3.20%, 12/01/2051	635,000	418,725
Dominion Energy, Inc., 5.00%, 06/15/2030	210,000	215,275
DTE Electric Co.
3.70%, 06/01/2046	400,000	303,279
3.65%, 03/01/2052	19,000	13,795
DTE Energy Co., 4.95%, 07/01/2027	211,000	213,415
Duke Energy Corp.
3.40%, 06/15/2029	590,000	573,048
5.75%, 09/15/2033	177,000	186,395
4.20%, 06/15/2049	211,000	162,949
Duke Energy Indiana LLC, 5.40%, 04/01/2053	113,000	107,422
Edison International
5.75%, 06/15/2027(a)	332,000	337,321
6.95%, 11/15/2029	15,000	15,888
Electricite de France SA, 5.25%, 10/13/2055(c)	209,000	179,656
Enel Finance International NV, 6.80%, 09/15/2037(c)	100,000	111,158
Engie SA, 5.25%, 04/10/2029(c)	311,000	319,455
Evergy Kansas Central, Inc., 5.70%, 03/15/2053	62,000	60,943
Evergy Metro, Inc., 4.95%, 04/15/2033	60,000	60,591
Exelon Corp., 5.60%, 03/15/2053	139,000	131,553
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(c)	349,000	356,435
Florida Power & Light Co.
5.96%, 04/01/2039	244,000	259,207
4.13%, 06/01/2048	226,000	182,117
Indiana Michigan Power Co.
3.75%, 07/01/2047	361,000	270,309
4.25%, 08/15/2048	348,000	278,118

The accompanying notes are an integral part of these financial statements.

34

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Utilities — continued
Interstate Power and Light Co., 5.70%, 10/15/2033	$140,000	$144,878
IPALCO Enterprises, Inc., 5.75%, 04/01/2034	165,000	166,199
Jersey Central Power & Light Co., 5.10%, 01/15/2035	120,000	119,679
Kentucky Utilities Co., 5.85%, 08/15/2055	100,000	99,181
Louisville Gas and Electric Co., 5.85%, 08/15/2055	100,000	99,130
MidAmerican Energy Co., 5.75%, 11/01/2035	474,000	502,437
Narragansett Electric Co., 5.35%, 05/01/2034(c)	132,000	135,086
National Fuel Gas Co., 5.50%, 10/01/2026	77,000	77,633
New England Power Co., 2.81%, 10/06/2050(c)	70,000	42,688
New York State Electric & Gas Corp., 5.85%, 08/15/2033(c)	20,000	21,131
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	255,000	258,799
4.90%, 03/15/2029	665,000	679,593
5.11%, 09/29/2057(c)	446,000	383,533
Northern States Power Co., 2.90%, 03/01/2050	156,000	100,733
Northern States Power Co./MN, 5.10%, 05/15/2053	110,000	100,848
NRG Energy, Inc.
3.63%, 02/15/2031(c)	31,000	28,543
6.00%, 02/01/2033(c)	300,000	303,466
NYSEG Storm Funding LLC, 4.71%, 05/01/2029	388,000	389,371
Oglethorpe Power Corp.
5.38%, 11/01/2040	34,000	33,115
4.55%, 06/01/2044	27,000	22,546
4.50%, 04/01/2047	9,000	7,376
Ohio Power Co., 2.90%, 10/01/2051	186,000	111,784
Pacific Gas and Electric Co.
6.40%, 06/15/2033	235,000	249,192
6.95%, 03/15/2034	315,000	344,421
5.70%, 03/01/2035	190,000	192,239
4.95%, 07/01/2050	455,000	376,264
PECO Energy Co., 4.60%, 05/15/2052	73,000	62,708
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/2046	64,000	46,631
Pinnacle West Capital Corp.
4.90%, 05/15/2028	266,000	269,430
5.15%, 05/15/2030	150,000	154,029
PPL Electric Utilities Corp., 5.55%, 08/15/2055	370,000	361,204
Public Service Co. of Colorado
3.20%, 03/01/2050	105,000	68,949
5.25%, 04/01/2053	104,000	94,503
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	521,000	522,888
Public Service Electric and Gas Co., 5.13%, 03/15/2053	117,000	108,077

The accompanying notes are an integral part of these financial statements.

35

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Utilities — continued
Public Service Enterprise Group, Inc., 4.90%, 03/15/2030	$125,000	$127,560
Puget Sound Energy, Inc., 4.43%, 11/15/2041	70,000	59,524
Rochester Gas and Electric Corp., 3.10%, 06/01/2027(c)	698,000	688,059
San Diego Gas & Electric Co.
5.40%, 04/15/2035	370,000	378,538
3.75%, 06/01/2047	210,000	156,608
5.35%, 04/01/2053	48,000	44,690
Southern California Edison Co.
2.50%, 06/01/2031	110,000	97,176
2.75%, 02/01/2032	129,000	113,120
3.65%, 06/01/2051	140,000	95,160
Southern Co., 5.70%, 03/15/2034	79,000	82,566
Southern Co. Gas Capital Corp., 1.75%, 01/15/2031	315,000	273,631
SP PowerAssets Ltd., 3.00%, 09/26/2027(c)	605,000	593,406
Spire, Inc., 4.70%, 08/15/2044	187,000	156,551
Talen Energy Supply LLC, 8.63%, 06/01/2030(c)	8,000	8,527
Union Electric Co.
2.15%, 03/15/2032	241,000	208,312
5.20%, 04/01/2034	131,000	133,898
5.45%, 03/15/2053	60,000	57,440
Virginia Electric and Power Co.
6.00%, 01/15/2036	95,000	100,840
5.45%, 04/01/2053	164,000	155,339
		17,200,234
Wireless Telecommunications Services — 0.3%
T-Mobile USA, Inc.
3.75%, 04/15/2027	428,000	424,364
4.75%, 02/01/2028	315,000	314,922
3.38%, 04/15/2029	832,000	804,186
3.88%, 04/15/2030	340,000	332,264
2.55%, 02/15/2031	335,000	302,738
2.88%, 02/15/2031	413,000	378,463
		2,556,937
Wireline Telecommunications Services — 0.2%
British Telecommunications PLC, 4.25%, 11/08/2049(c)	204,000	159,287
Level 3 Financing, Inc.
4.50%, 04/01/2030(c)	10,000	9,002
10.75%, 12/15/2030(c)	2,748	3,101

The accompanying notes are an integral part of these financial statements.

36

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
CORPORATE BONDS — continued
Wireline Telecommunications Services — continued
NTT Finance Corp.
2.07%, 04/03/2031(c)	$209,000	$182,994
5.17%, 07/16/2032(c)	710,000	723,642
5.50%, 07/16/2035(c)	445,000	454,972
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(c)	18,000	18,692
		1,551,690
TOTAL CORPORATE BONDS (Cost $204,551,891)		207,038,483
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — 8.7%
Federal Home Loan Mortgage Corp.
0.90%, 10/13/2027	38,000	35,781
4.63%, 04/11/2028	771,000	771,233
0.00%, 12/14/2029(g)	353,000	300,605
0.00%, 12/17/2029(g)	535,000	455,248
5.00%, 06/12/2030	522,000	522,119
0.00%, 11/15/2038(g)	2,042,000	1,089,922
Pool QB8934, 2.50%, 02/01/2051	23,409	19,455
Pool QF7085, 5.50%, 02/01/2053	59,541	59,976
Pool RA3661, 2.50%, 10/01/2050	102,771	86,066
Pool RA5794, 4.00%, 09/01/2051	33,537	31,267
Pool RA6614, 2.50%, 01/01/2052	283,470	236,012
Pool RA6815, 2.50%, 02/01/2052	224,884	188,368
Pool RA9475, 5.00%, 07/01/2053	180,003	177,706
Pool RJ1854, 5.00%, 06/01/2054	138,701	136,907
Pool RQ0048, 5.00%, 09/01/2055	85,000	83,668
Pool SD0781, 3.00%, 11/01/2051	65,531	57,036
Pool SD1377, 3.50%, 07/01/2052	367,272	334,173
Pool SD1505, 4.50%, 08/01/2052	76,964	74,443
Pool SD2253, 3.50%, 12/01/2052	148,165	133,739
Pool SD2862, 6.00%, 05/01/2053	19,079	19,528
Pool SD3218, 5.00%, 05/01/2053	20,968	20,808
Pool SD3611, 3.00%, 03/01/2052	20,296	17,653
Pool SD3770, 2.50%, 03/01/2052	238,603	200,234
Pool SD3977, 5.00%, 04/01/2053	725,730	718,296
Pool SD3983, 5.50%, 09/01/2053	22,178	22,384
Pool SD4428, 2.50%, 05/01/2052	21,137	17,676
Pool SD4553, 3.00%, 09/01/2053	599,883	520,885
Pool SD4835, 2.50%, 02/01/2051	474,198	397,569
Pool SD4977, 5.00%, 11/01/2053	1,189,481	1,172,835
Pool SD4997, 5.00%, 10/01/2053	1,572,649	1,557,933

The accompanying notes are an integral part of these financial statements.

37

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Pool SD5314, 3.00%, 01/01/2053	$115,307	$99,827
Pool SD6592, 5.00%, 10/01/2054	358,890	354,233
Pool SD6686, 6.00%, 10/01/2054	196,878	200,949
Pool SD6706, 4.50%, 01/01/2054	118,305	113,780
Pool SD7190, 5.00%, 12/01/2054	1,031,610	1,019,110
Pool SD7380, 5.00%, 01/01/2055	67,879	66,831
Pool SD8114, 2.50%, 12/01/2050	919,535	771,809
Pool SD8135, 2.50%, 03/01/2051	25,708	21,398
Pool SD8150, 2.00%, 06/01/2051	562,767	450,694
Pool SD8157, 3.00%, 07/01/2051	173,140	150,537
Pool SD8167, 2.50%, 09/01/2051	80,436	66,800
Pool SD8189, 2.50%, 01/01/2052	208,148	173,369
Pool SD8205, 2.50%, 04/01/2052	178,351	148,425
Pool SD8214, 3.50%, 05/01/2052	1,730,009	1,566,428
Pool SD8215, 4.00%, 05/01/2052	197,692	184,472
Pool SD8221, 3.50%, 06/01/2052	427,774	387,324
Pool SD8222, 4.00%, 06/01/2052	78,602	73,350
Pool SD8225, 3.00%, 07/01/2052	203,509	176,342
Pool SD8227, 4.00%, 07/01/2052	917,538	858,374
Pool SD8234, 2.50%, 08/01/2052	1,416,225	1,178,077
Pool SD8242, 3.00%, 09/01/2052	214,749	186,119
Pool SD8243, 3.50%, 09/01/2052	345,640	312,938
Pool SD8244, 4.00%, 09/01/2052	475,891	444,066
Pool SD8245, 4.50%, 09/01/2052	81,180	78,391
Pool SD8256, 4.00%, 10/01/2052	134,707	125,685
Pool SD8258, 5.00%, 10/01/2052	166,655	164,829
Pool SD8265, 4.00%, 11/01/2052	628,448	586,357
Pool SD8288, 5.00%, 01/01/2053	20,613	20,385
Pool SD8315, 5.00%, 04/01/2053	168,726	166,365
Pool SD8316, 5.50%, 04/01/2053	311,252	314,433
Pool SD8324, 5.50%, 05/01/2053	606,750	612,951
Pool SD8325, 6.00%, 05/01/2053	100,208	102,562
Pool SD8331, 5.50%, 06/01/2053	850,503	858,211
Pool SD8342, 5.50%, 07/01/2053	949,187	956,836
Pool SD8363, 6.00%, 09/01/2053	273,552	280,615
Pool SD8368, 6.00%, 10/01/2053	104,915	107,121
Pool SD8373, 6.00%, 11/01/2053	23,403	23,928
Pool SD8382, 5.00%, 12/01/2053	320,999	317,531
Pool SD8383, 5.50%, 12/01/2053	82,222	82,722
Pool SD8397, 6.50%, 01/01/2054	36,026	37,263
Pool SD8401, 5.50%, 02/01/2054	160,208	161,071
Pool SD8402, 6.00%, 02/01/2054	123,383	125,846

The accompanying notes are an integral part of these financial statements.

38

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Pool SD8417, 4.50%, 03/01/2054	$54,484	$52,329
Pool SD8420, 5.50%, 04/01/2054	138,040	138,744
Pool SD8432, 6.00%, 05/01/2054	197,078	200,982
Pool SD8438, 5.50%, 06/01/2054	35,126	35,303
Pool SD8446, 5.50%, 07/01/2054	261,853	263,808
Pool SD8447, 6.00%, 07/01/2054	149,303	152,435
Pool SD8463, 6.00%, 09/01/2054	60,269	61,488
Pool SD8469, 5.50%, 10/01/2054	434,182	437,067
Pool SD8470, 6.00%, 10/01/2054	174,844	178,434
Pool SD8475, 5.50%, 11/01/2054	503,700	507,009
Pool SD8491, 5.00%, 12/01/2054	246,267	242,466
Pool SD8492, 5.00%, 01/01/2055	66,907	65,874
Pool SD8494, 5.50%, 01/01/2055	93,854	94,235
Pool SD8507, 6.00%, 02/01/2055	147,157	150,072
Pool SD8508, 6.50%, 02/01/2055	43,610	45,106
Pool SD8533, 5.50%, 05/01/2055	295,970	297,845
Pool SL0107, 4.50%, 05/01/2053	361,628	349,037
Pool SL0336, 6.00%, 08/01/2054	63,885	65,149
Pool SL0628, 6.00%, 04/01/2055	217,219	221,466
Pool SL0707, 3.50%, 08/01/2053	173,447	156,541
Pool SL0875, 6.00%, 04/01/2055	298,716	305,389
Pool SL1194, 6.00%, 05/01/2055	139,098	142,013
Pool SL1338, 6.00%, 06/01/2055	148,798	151,734
Federal Home Loan Mortgage Corp.
Series K140, Class A2, 2.25%, 01/25/2032	230,000	204,263
Series K-171, Class A2, 4.40%, 06/25/2035(e)	448,000	441,954
Federal National Mortgage Association
Pool BT6823, 2.50%, 10/01/2051	159,744	133,206
Pool BT9030, 2.00%, 08/01/2051	24,020	19,161
Pool BU7102, 2.50%, 12/01/2051	89,701	74,712
Pool BX5065, 5.50%, 01/01/2053	20,664	20,812
Pool CA5354, 3.50%, 03/01/2050	42,217	38,084
Pool CA6435, 3.50%, 07/01/2050	860,847	778,768
Pool CA8026, 2.50%, 12/01/2050	1,236,885	1,032,804
Pool CB0517, 2.50%, 05/01/2051	183,334	152,142
Pool CB1066, 2.50%, 07/01/2051	257,177	215,023
Pool CB1149, 3.00%, 07/01/2051	234,987	204,164
Pool CB1332, 2.50%, 08/01/2051	189,184	157,368
Pool CB2400, 2.50%, 12/01/2051	104,011	86,248
Pool CB3600, 3.50%, 05/01/2052	150,559	136,766
Pool CB4020, 4.00%, 07/01/2052	33,106	30,881
Pool CB4121, 4.00%, 07/01/2052	114,827	106,990

The accompanying notes are an integral part of these financial statements.

39

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Pool CB4852, 4.50%, 10/01/2052	$243,725	$234,680
Pool CB5384, 4.50%, 12/01/2052	126,445	121,739
Pool CB5906, 5.50%, 03/01/2053	20,279	20,445
Pool CB6031, 5.00%, 04/01/2053	45,412	44,987
Pool CB6201, 6.00%, 05/01/2053	40,915	41,896
Pool CB6308, 4.50%, 05/01/2053	833,856	807,118
Pool CB6475, 5.00%, 06/01/2053	773,183	765,997
Pool CB6619, 5.50%, 06/01/2053	58,666	59,118
Pool CB7867, 6.50%, 01/01/2054	124,317	128,815
Pool CB9207, 5.00%, 09/01/2054	342,849	338,747
Pool DC3150, 5.00%, 10/01/2054	280,870	277,300
Pool FA1099, 3.00%, 07/01/2052	369,616	321,146
Pool FA1382, 4.00%, 02/01/2053	350,602	328,103
Pool FA1633, 5.50%, 12/01/2054	945,938	953,099
Pool FM9067, 2.50%, 10/01/2051	461,880	384,201
Pool FM9540, 2.00%, 11/01/2051	221,957	177,691
Pool FS0176, 2.50%, 01/01/2052	358,388	299,254
Pool FS0288, 2.00%, 01/01/2052	75,085	60,109
Pool FS0631, 3.00%, 02/01/2052	28,424	24,808
Pool FS2321, 2.50%, 02/01/2052	444,304	371,241
Pool FS2512, 3.50%, 07/01/2052	280,858	255,499
Pool FS2805, 2.50%, 09/01/2052	1,041,852	866,639
Pool FS3251, 6.00%, 11/01/2052	52,312	53,691
Pool FS3497, 3.50%, 08/01/2052	191,008	172,800
Pool FS3569, 3.00%, 02/01/2052	173,028	150,087
Pool FS4035, 5.00%, 03/01/2053	636,160	632,566
Pool FS4110, 2.50%, 03/01/2052	49,742	41,264
Pool FS4377, 3.00%, 04/01/2052	1,444,066	1,254,905
Pool FS4874, 5.50%, 06/01/2053	20,459	20,751
Pool FS5235, 5.50%, 07/01/2053	183,112	184,559
Pool FS5846, 2.50%, 09/01/2052	73,292	60,885
Pool FS6288, 5.50%, 10/01/2053	21,737	21,963
Pool FS6633, 3.00%, 06/01/2052	413,892	359,434
Pool FS6668, 5.50%, 12/01/2053	564,210	569,584
Pool FS6838, 5.50%, 11/01/2053	56,943	57,342
Pool FS6866, 5.00%, 10/01/2053	281,466	278,716
Pool FS7252, 5.00%, 11/01/2053	156,617	154,739
Pool FS7278, 5.00%, 11/01/2053	55,440	54,715
Pool FS9853, 5.50%, 11/01/2054	436,461	440,343
Pool MA4078, 2.50%, 07/01/2050	219,545	183,951
Pool MA4211, 3.00%, 12/01/2050	22,838	19,945
Pool MA4305, 2.00%, 04/01/2051	181,329	144,913

The accompanying notes are an integral part of these financial statements.

40

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Pool MA4493, 2.50%, 12/01/2051	$22,122	$18,431
Pool MA4548, 2.50%, 02/01/2052	121,342	101,132
Pool MA4565, 3.50%, 03/01/2052	32,013	28,971
Pool MA4580, 3.50%, 04/01/2052	296,722	268,664
Pool MA4599, 3.00%, 05/01/2052	123,148	106,730
Pool MA4600, 3.50%, 05/01/2052	2,669,504	2,407,962
Pool MA4624, 3.00%, 06/01/2052	200,982	174,190
Pool MA4625, 3.50%, 06/01/2052	434,978	393,849
Pool MA4626, 4.00%, 06/01/2052	143,947	134,328
Pool MA4653, 3.00%, 07/01/2052	725,950	630,619
Pool MA4654, 3.50%, 07/01/2052	78,602	70,991
Pool MA4655, 4.00%, 07/01/2052	771,274	721,541
Pool MA4684, 4.50%, 06/01/2052	64,690	62,310
Pool MA4698, 3.00%, 08/01/2052	442,972	384,722
Pool MA4700, 4.00%, 08/01/2052	1,512,016	1,414,439
Pool MA4732, 4.00%, 09/01/2052	258,979	242,266
Pool MA4733, 4.50%, 09/01/2052	76,333	73,523
Pool MA4782, 3.50%, 10/01/2052	297,922	269,704
Pool MA4783, 4.00%, 10/01/2052	112,890	105,374
Pool MA4784, 4.50%, 10/01/2052	207,989	200,826
Pool MA4786, 5.50%, 10/01/2052	24,877	25,065
Pool MA4805, 4.50%, 11/01/2052	128,449	123,682
Pool MA4841, 5.00%, 12/01/2052	145,743	144,071
Pool MA4868, 5.00%, 01/01/2053	24,633	24,372
Pool MA4918, 5.00%, 02/01/2053	281,083	278,656
Pool MA4940, 5.00%, 03/01/2053	24,528	24,248
Pool MA4978, 5.00%, 04/01/2053	373,384	370,011
Pool MA5008, 4.50%, 05/01/2053	184,549	177,651
Pool MA5009, 5.00%, 05/01/2053	522,073	517,376
Pool MA5010, 5.50%, 05/01/2053	27,103	27,339
Pool MA5038, 5.00%, 06/01/2053	1,883,751	1,866,804
Pool MA5054, 4.00%, 06/01/2053	110,636	103,191
Pool MA5071, 5.00%, 07/01/2053	344,615	341,016
Pool MA5073, 6.00%, 07/01/2053	209,812	214,352
Pool MA5106, 5.00%, 08/01/2053	410,591	406,579
Pool MA5107, 5.50%, 08/01/2053	287,616	290,089
Pool MA5108, 6.00%, 08/01/2053	60,724	62,020
Pool MA5135, 4.00%, 09/01/2053	22,362	20,834
Pool MA5138, 5.50%, 09/01/2053	728,942	735,944
Pool MA5139, 6.00%, 09/01/2053	966,204	989,142
Pool MA5165, 5.50%, 10/01/2053	20,894	21,042
Pool MA5166, 6.00%, 10/01/2053	301,784	309,388

The accompanying notes are an integral part of these financial statements.

41

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Pool MA5192, 6.50%, 11/01/2053	$156,251	$161,618
Pool MA5215, 5.50%, 12/01/2053	1,592,919	1,606,986
Pool MA5216, 6.00%, 12/01/2053	375,872	385,736
Pool MA5245, 5.00%, 01/01/2054	3,254,177	3,214,647
Pool MA5247, 6.00%, 01/01/2054	19,077	19,466
Pool MA5271, 5.50%, 02/01/2054	345,970	347,833
Pool MA5294, 5.00%, 03/01/2054	1,444,295	1,425,556
Pool MA5296, 5.50%, 03/01/2054	2,827,254	2,848,949
Pool MA5327, 5.00%, 04/01/2054	300,943	297,367
Pool MA5331, 5.50%, 04/01/2054	694,725	700,020
Pool MA5352, 5.00%, 05/01/2054	629,060	620,898
Pool MA5388, 5.50%, 06/01/2054	319,928	322,350
Pool MA5389, 6.00%, 06/01/2054	114,656	117,028
Pool MA5444, 5.50%, 08/01/2054	123,617	124,216
Pool MA5445, 6.00%, 08/01/2054	51,063	52,074
Pool MA5498, 6.00%, 10/01/2054	346,824	354,621
Pool MA5530, 5.00%, 11/01/2054	883,474	872,012
Pool MA5531, 5.50%, 11/01/2054	101,716	102,128
Pool MA5584, 4.50%, 01/01/2055	289,148	278,408
Pool MA5586, 5.50%, 01/01/2055	251,115	252,765
Pool MA5644, 4.50%, 03/01/2055	268,036	258,017
Pool MA5760, 5.50%, 07/01/2055	296,251	298,128
Ginnie Mae II Pool
Pool MA8151, 4.50%, 07/20/2052	136,063	131,830
Pool MA8201, 4.50%, 08/20/2052	23,434	22,762
Pool MA8800, 5.00%, 04/20/2053	487,998	486,045
Pool MA8801, 5.50%, 04/20/2053	480,951	487,610
Pool MA8877, 4.50%, 05/20/2053	268,493	260,124
Pool MA8947, 5.00%, 06/20/2053	192,073	190,639
Pool MA8948, 5.50%, 06/20/2053	39,239	39,637
Pool MA9016, 5.00%, 07/20/2053	43,125	42,708
Pool MA9018, 6.00%, 07/20/2053	49,171	50,331
Pool MA9240, 5.00%, 10/20/2053	49,709	49,325
Pool MA9241, 5.50%, 10/20/2053	80,400	81,262
Pool MA9304, 5.00%, 11/20/2053	122,411	121,429
Pool MA9361, 5.00%, 12/20/2053	156,906	155,165
Pool MA9539, 4.50%, 03/20/2054	47,310	45,521
Pool MA9541, 5.50%, 03/20/2054	75,743	76,369
Pool MA9603, 4.50%, 04/20/2054	163,113	156,913
Pool MA9605, 5.50%, 04/20/2054	35,424	35,696
Pool MA9726, 6.00%, 06/20/2054	84,696	86,446
Pool MA9780, 6.00%, 07/20/2054	113,228	115,523

The accompanying notes are an integral part of these financial statements.

42

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Pool MA9906, 5.50%, 09/20/2054	$70,556	$70,987
Pool MA9963, 4.50%, 10/20/2054	38,629	37,141
Pool MA9964, 5.00%, 10/20/2054	24,078	23,809
Pool MB0092, 5.50%, 12/20/2054	43,824	44,101
Pool MB0204, 5.00%, 02/20/2055	29,546	29,204
Pool MB0206, 6.00%, 02/20/2055	92,854	94,546
Pool MB0259, 5.50%, 03/20/2055	187,564	188,647
Pool MB0308, 5.50%, 04/20/2055	108,689	109,317
Pool MB0556, 5.50%, 08/20/2055	145,000	145,838
Pool MB0557, 6.00%, 08/20/2055	95,000	96,776
Government National Mortgage Association, Series 2021-103, Class HE, 2.00%, 06/20/2051	31,488	26,266
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $75,976,588)		76,521,770
ASSET-BACKED SECURITIES — 4.1%
American Airlines Group, Inc.
Series 2015-1, 3.38%, 05/01/2027	61,441	60,182
Series 2016-2, 3.20%, 06/15/2028	501,382	485,099
Series 2016-3, 3.00%, 10/15/2028	59,829	57,305
Series 2019-1, 3.15%, 02/15/2032	162,764	150,780
American Express Travel Related Services Co., Inc.
Series 2024-2, Class A, 5.24%, 04/15/2031	885,000	924,819
Series 2025-2, Class A, 4.28%, 04/15/2030	700,000	708,231
Amur Equipment Finance Receivables LLC, Series 2025-1A, Class D, 5.68%, 08/20/2032(c)	214,000	217,959
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046(c)	24,339	22,568
Avis Budget Car Rental LLC
Series 2020-2A, Class B, 2.96%, 02/20/2027(c)	159,000	157,779
Series 2023-2A, Class B, 6.03%, 10/20/2027(c)	100,000	100,867
Series 2024-1A, Class B, 5.85%, 06/20/2030(c)	100,000	103,514
Series 2024-2A, Class A, 5.13%, 10/20/2028(c)	310,000	315,005
Series 2025-1A, Class C, 5.87%, 08/20/2029(c)	184,000	187,064
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 05/15/2029	920,000	935,545
Blue Stream Communications LLC, Series 2024-1A, Class A2, 5.41%, 11/20/2054(c)	176,000	178,147
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 05/15/2039(c)	223,753	230,774
Series 2024-2A, Class A, 5.36%, 09/15/2039(c)	86,339	86,742
Capital One Financial Corp., Series 2024-A1, Class A, 3.92%, 09/15/2029	1,805,000	1,805,617
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.50%, 02/15/2050(c)	280,542	284,309
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028(c)	150,000	147,900
CCG Receivables Trust, Series 2025-1, Class B, 4.69%, 10/14/2032(c)	233,000	234,536

The accompanying notes are an integral part of these financial statements.

43

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
ASSET-BACKED SECURITIES — continued
Cloud Capital Holdco LP
Series 2024-1A, Class A2, 5.78%, 11/22/2049(c)	$518,000	$528,701
Series 2024-2A, Class A2, 5.92%, 11/22/2049(c)	135,000	138,150
Consolidated Communications LLC, Series 2025-1A, Class B, 6.51%, 05/20/2055(c)	308,000	317,693
Crockett Partners Equipment Co. II LLC
Series 2024-1C, Class A, 6.05%, 01/20/2031(c)	93,152	94,352
Series 2024-1C, Class B, 6.78%, 01/20/2031(c)	80,303	81,905
Series 2024-2M, Class A, 5.70%, 12/20/2032(c)	275,268	280,399
Cyrusone Holdco LLC
Series 2023-1A, Class A2, 4.30%, 04/20/2048(c)	325,000	318,998
Series 2024-1A, Class A2, 4.76%, 03/22/2049(c)	77,000	76,043
Series 2025-1A, Class A2, 5.91%, 02/20/2050(c)	405,000	415,067
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 03/22/2030(c)	250,000	252,265
DigitalBridge Group, Inc., Series 2024-1A, Class A2, 4.99%, 09/15/2049(c)	455,000	456,323
Domino’s SPV Guarantor LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055(c)	305,000	307,342
Driven Brands Holdings, Inc., Series 2024-1A, Class A2, 6.37%, 10/20/2054(c)	311,850	323,997
Elara Depositor LLC, Series 2023-A, Class A, 6.16%, 02/25/2038(c)	170,802	176,157
ELFI Graduate Loan Program, Series 2024-A, Class A, 5.56%, 08/25/2049(c)	123,377	125,998
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(h)	159,299	140,679
Enterprise Fleet Financing, Series 2025-2, Class A3, 4.41%, 06/20/2029(c)	295,000	297,812
Exeter Automobile Receivables Trust 2025-1, Series 2025-1A, Class D, 5.49%, 05/15/2031	370,000	377,600
Financial Holding Corp.
Series 2024-D, Class A, 5.34%, 04/15/2029(c)	104,000	105,657
Series 2025-B, Class A, 4.85%, 02/15/2030(c)	652,000	663,911
Ford Credit Auto Owner Trust, Series 2024-A, Class B, 5.26%, 11/15/2029	155,000	157,955
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037(c)(d)	360,000	369,921
Ford Credit Floorplan LLC, Series 2024-1, Class A1, 5.29%, 04/15/2029(c)	265,000	270,071
Foundation Finance Trust
Series 2024-2A, Class A, 4.60%, 03/15/2050(c)	215,347	215,409
Series 2024-2A, Class D, 6.59%, 03/15/2050(c)	93,644	94,713
Frontier Communications Parent, Inc.
Series 2023-1, Class A2, 6.60%, 08/20/2053(c)	290,000	294,794
Series 2024-1, Class B, 7.02%, 06/20/2054(c)	75,000	78,346
GCAT, Series 2021-NQM5, Class A1, 1.26%, 07/25/2066(c)(h)	197,605	167,687
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029(c)	310,000	315,050
GLS Auto Receivables Trust, Series 2025-2A, Class D, 5.59%, 01/15/2031(c)	199,000	202,406

The accompanying notes are an integral part of these financial statements.

44

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
ASSET-BACKED SECURITIES — continued
GLS Auto Select Receivables Trust
Series 2025-1A, Class B, 5.04%, 02/15/2031(c)	$50,000	$50,822
Series 2025-1A, Class C, 5.26%, 03/15/2031(c)	67,000	68,170
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3, 4.85%, 12/18/2028	635,000	638,629
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056(c)	174,343	143,747
GreenSky LLC
Series 2024-1, Class D, 7.33%, 06/25/2059(c)	96,028	99,432
Series 2025-1A, Class B, 5.39%, 03/25/2060(c)	186,000	188,535
Hilton Grand Vacations, Inc.
Series 2022-2A, Class A, 4.30%, 01/25/2037(c)	36,181	35,926
Series 2024-1B, Class A, 5.75%, 09/15/2039(c)	35,266	35,833
Series 2024-1B, Class B, 5.99%, 09/15/2039(c)	51,092	51,864
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032(c)	155,933	157,886
Island Finance Trust, Series 2025-1A, Class A, 6.54%, 03/19/2035(c)	107,000	108,845
Jersey Mike’s Funding, Series 2024-1A, Class A2, 5.64%, 02/15/2055(c)	323,375	330,231
JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, 5.85% (30 day avg SOFR US + 1.50%), 08/25/2054(c)	122,293	122,560
Kubota Credit Owner Trust
Series 2024-2A, Class A4, 5.19%, 05/15/2030(c)	171,000	175,710
Series 2025-1A, Class A3, 4.67%, 06/15/2029(c)	393,000	399,448
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/2065(c)	404,000	409,314
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030(c)	137,000	138,586
Marriott Vacations Worldwide Corp.
Series 2021-2A, Class B, 1.83%, 05/20/2039(c)	123,799	117,897
Series 2023-1A, Class A, 4.93%, 10/20/2040(c)	42,470	42,864
Series 2023-1A, Class B, 5.42%, 10/20/2040(c)	212,349	214,859
Metronet Systems Holdings LLC, Series 2025-2A, Class A2, 5.40%, 08/20/2055(c)	362,000	366,231
MMAF Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, 08/13/2032(c)	385,000	394,137
MVW Owner Trust
Series 2024-2A, Class B, 4.58%, 03/20/2042(c)	179,690	178,673
Series 2024-2A, Class C, 4.92%, 03/20/2042(c)	115,627	113,841
Series 2025-1A, Class B, 5.21%, 09/22/2042(c)	114,886	116,230
Series 2025-1A, Class C, 5.75%, 09/22/2042(c)	92,828	93,594
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069(c)	286,279	258,243
Series 2024-A, Class A, 5.66%, 10/15/2072(c)	264,811	272,713
NextGear Floorplan Master Trust, Series 2025-1A, Class A, 4.55%, 02/15/2030(c)	285,000	287,916

The accompanying notes are an integral part of these financial statements.

45

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
ASSET-BACKED SECURITIES — continued
NextGear Floorplan Master Trust, Series 2024-1A, Class A2, 5.12%, 03/15/2029(c)	$340,000	$344,882
OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, 09/15/2036(c)	200,000	204,202
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036(c)	192,592	194,580
Progress Residential Trust, Series 2024-SFR3, Class C, 3.50%, 06/17/2041(c)	250,000	237,590
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055(c)	300,000	305,430
RCKT Mortgage Trust,
Series 2024-CES2, Class A1A, 6.14%, 04/25/2044(c)(h)	65,308	65,941
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055(c)(d)	264,789	268,494
Santander Consumer USA Holdings, Inc.
Series 2024-1, Class C, 5.45%, 03/15/2030	22,000	22,295
Series 2025-1, Class D, 5.43%, 03/17/2031	410,000	417,956
SBA Depositor LLC, Series 2020-1-2, 2.33%, 01/15/2028(c)	150,000	142,433
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 01/20/2032(c)	325,000	333,461
Sierra Timeshare Conduit Receivables Funding LLC
Series 2021-2A, Class B, 1.80%, 09/20/2038(c)	11,635	11,436
Series 2024-1A, Class C, 5.94%, 01/20/2043(c)	88,024	89,106
Series 2024-2A, Class B, 5.29%, 06/20/2041(c)	143,882	144,974
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/2048(c)	31,535	30,814
Sotheby’s Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031(c)	382,000	384,815
Stack Infrastructure Issuer LLC
Series 2023-3A, Class A2, 5.90%, 10/25/2048(c)	196,139	197,372
Series 2024-1A, Class A2, 5.90%, 03/25/2049(c)	152,000	155,189
Series 2025-1A, Class A2, 5.00%, 05/25/2050(c)	340,000	339,465
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054(c)	248,125	251,661
Taco Bell Corp.
Series 2021-1A, Class A2I, 1.95%, 08/25/2051(c)	245,625	235,456
Series 2021-1A, Class A2II, 2.29%, 08/25/2051(c)	89,408	82,479
Towd Point Mortgage Trust
Series 2018-2, Class A2, 3.50%, 03/25/2058(c)(h)	100,000	97,260
Series 2022-4, Class A1, 3.75%, 09/25/2062(c)	89,078	85,574
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(c)(h)	195,294	195,972
Series 2024-CES2, Class A1A, 6.13%, 02/25/2064(c)(h)	205,971	207,367
Series 2024-CES4, Class A1, 5.12%, 09/25/2064(c)(d)	208,098	207,710
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, 11/15/2027(c)	332,000	338,012
United Airlines, Inc.
5.45%, 02/15/2037	637,244	655,202
Series 2014-1, 4.00%, 04/11/2026	65,108	64,832

The accompanying notes are an integral part of these financial statements.

46

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
ASSET-BACKED SECURITIES — continued
Series 2016-2, 2.88%, 10/07/2028	$24,945	$23,662
Series 2019-2, 2.70%, 05/01/2032	155,919	142,379
Series 2023-1, 5.80%, 01/15/2036	421,703	435,177
Uniti Group LP, Series 2025-1A, Class A2, 5.88%, 04/20/2055(c)	718,000	738,608
US Bancorp, Series 2025-SUP1, Class C, 6.25% (30 day avg SOFR US + 1.90%), 02/25/2032(c)	232,163	231,150
Vantage Data Centers Guarantor LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045(c)	110,000	109,725
Series 2021-1A, Class A2, 2.17%, 10/15/2046(c)	125,000	120,784
Vantage Data Centers Holding LLC, Series 2025-1A, Class A2, 5.13%, 08/15/2055(c)	841,000	845,805
Verizon Master Trust
Series 2024-3, Class A1A, 5.34%, 04/22/2030	1,695,000	1,730,727
Series 2024-8, Class A1A, 4.62%, 11/20/2030	806,000	818,506
Verus Securitization Trust
Series 2021-3, Class A1, 1.05%, 06/25/2066(c)(h)	212,297	187,314
Series 2022-7, Class A1, 5.15%, 07/25/2067(c)(d)	243,918	242,602
Series 2025-3, Class A3, 5.93%, 05/25/2070(c)(d)	271,491	273,963
Series 2025-6, Class A3, 5.72%, 07/25/2070(c)(d)	435,528	438,213
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037(c)	223,005	226,120
Westlake Automobile Receivables Trust
Series 2025-1A, Class D, 5.54%, 11/15/2030(c)	205,000	208,787
Series 2025-2A, Class C, 4.85%, 01/15/2031(c)	262,000	264,356
WF Card Issuance Trust, Series 2025-A1, Class A, 4.34%, 05/15/2030	1,280,000	1,297,160
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 09/19/2039(c)	275,000	277,427
Willis Lease Finance Corp., Series 2025-A, Class A, 5.58%, 06/15/2050(c)	248,628	252,437
Wireless PropCo Funding Parent LLC
Series 2025-1A, Class A2, 4.07%, 06/25/2055(c)	88,000	85,121
Series 2025-1A, Class B, 4.30%, 06/25/2055(c)	85,000	81,119
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055(c)	275,000	281,573
TOTAL ASSET-BACKED SECURITIES (Cost $35,710,851)		36,277,554
FOREIGN CORPORATE BONDS — 3.2%
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(c)	27,500	27,503
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028(c)	337,000	338,142
		365,645
Automobiles & Components — 0.0%(b)
Toyota Motor Corp., 2.36%, 03/25/2031	108,000	97,794

The accompanying notes are an integral part of these financial statements.

47

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
FOREIGN CORPORATE BONDS — continued
Banks — 1.4%
ASB Bank Ltd.
5.35%, 06/15/2026(c)	$323,000	$325,221
5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032(c)	461,000	465,327
Australia & New Zealand Banking Group Ltd., 4.75%, 01/18/2027	361,000	364,004
Banco Bilbao Vizcaya Argentaria SA, 6.14% to 09/14/2027 then 1 yr. CMT Rate + 2.70%, 09/14/2028	167,000	172,522
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/2027(c)	349,000	346,658
Banco Santander SA, 6.92%, 08/08/2033	600,000	661,454
Bank of Ireland Group PLC, 6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026(c)	452,000	451,077
Bank of Nova Scotia, 4.50%, 12/16/2025	142,000	141,692
Barclays PLC, 6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027	400,000	407,388
BNP Paribas SA
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028(c)	349,000	330,794
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030(c)	352,000	362,721
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034(c)	207,000	217,657
Commonwealth Bank of Australia, 5.84%, 03/13/2034(a)(c)	892,000	933,467
Credit Agricole SA
5.59%, 07/05/2026(c)	558,000	563,900
5.13%, 03/11/2027(c)	254,000	257,452
Federation des Caisses Desjardins du Quebec, 4.55%, 08/23/2027(c)	4,000	4,029
HSBC Holdings PLC, 6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	1,393,000	1,495,460
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029(c)	245,000	252,664
Macquarie Bank Ltd., 3.62%, 06/03/2030(c)	863,000	823,625
Mitsubishi UFJ Financial Group, Inc., 5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031	238,000	247,934
NatWest Group PLC, 3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028	200,000	195,823
Societe Generale SA, 1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026(c)	805,000	797,726
Standard Chartered PLC, 6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027(c)	200,000	202,396
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	200,000	206,208
5.80%, 07/13/2028	540,000	564,782
5.71%, 01/13/2030	253,000	266,389
1.71%, 01/12/2031	280,000	243,768
5.77%, 01/13/2033	351,000	371,771
Westpac Banking Corp., 5.51%, 11/17/2025	235,000	235,001
		11,908,910

The accompanying notes are an integral part of these financial statements.

48

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
FOREIGN CORPORATE BONDS — continued
Capital Goods — 0.1%
Vinci SA, 3.75%, 04/10/2029(c)	$637,000	$625,657
Weir Group PLC, 2.20%, 05/13/2026(c)	281,000	274,809
		900,466
Commercial Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	568,000	556,517
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/2028(c)	213,000	201,080
		757,597
Consumer Staples Distribution & Retail — 0.0%(b)
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027(c)	202,000	199,372
Energy — 0.1%
Aker BP ASA, 6.00%, 06/13/2033(c)	192,000	198,812
Enbridge, Inc.
5.30%, 04/05/2029	40,000	41,203
5.70%, 03/08/2033	234,000	243,588
5.63%, 04/05/2034	305,000	314,284
		797,887
Exploration & Production — 0.0%(b)
CNOOC Petroleum North America ULC, 7.88%, 03/15/2032	38,000	45,222
Financial Services — 0.1%
Sumitomo Mitsui Trust Bank Ltd., 5.50%, 03/09/2028(a)(c)	200,000	206,272
UBS AG, 5.65%, 09/11/2028	250,000	260,656
UBS Group AG
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027(c)	13,000	12,806
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031(c)	366,000	360,895
		840,629
Food & Beverage — 0.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	699,000	680,333
Food, Beverage & Tobacco — 0.1%
Heineken NV, 3.50%, 01/29/2028(c)	882,000	871,191
Industrial Other — 0.0%(b)
Triton Container International Ltd., 3.15%, 06/15/2031(c)	216,000	191,587
Insurance — 0.1%
AIA Group Ltd., 3.20%, 09/16/2040(c)	213,000	165,727
Fairfax Financial Holdings Ltd., 3.38%, 03/03/2031	253,000	237,352
		403,079
Integrated Oils — 0.0%(b)
BP Capital Markets PLC, 4.38% to 09/22/2025 then 5 yr. CMT Rate + 4.04%, Perpetual	19,000	18,939

The accompanying notes are an integral part of these financial statements.

49

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
FOREIGN CORPORATE BONDS — continued
Materials — 0.0%(b)
Taseko Mines Ltd., 8.25%, 05/01/2030(c)	$14,000	$14,700
UPM-Kymmene Oyj, 7.45%, 11/26/2027(c)	6,000	6,341
Yara International ASA, 3.80%, 06/06/2026(c)	22,000	21,774
		42,815
Media & Entertainment — 0.0%(b)
Tencent Holdings Ltd., 3.98%, 04/11/2029(c)	353,000	351,011
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd., 4.90%, 02/28/2033	328,000	331,211
Fortescue Treasury Pty Ltd., 5.88%, 04/15/2030(c)	21,000	21,408
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027(c)	31,098	30,863
		383,482
Railroad — 0.0%(b)
Canadian Pacific Railway Co., 2.88%, 11/15/2029	33,000	31,300
Real Estate Management & Development — 0.0%(b)
Mitsui Fudosan Co. Ltd., 3.65%, 07/20/2027(a)(c)	347,000	342,177
Retail - Consumer Staples — 0.0%(b)
Viterra Finance BV, 2.00%, 04/21/2026(c)	201,000	196,974
Semiconductors & Semiconductor Equipment — 0.3%
Renesas Electronics Corp., 2.17%, 11/25/2026(c)	376,000	365,079
SK Hynix, Inc.
6.38%, 01/17/2028(c)	1,290,000	1,347,354
5.50%, 01/16/2029(c)	1,156,000	1,195,793
		2,908,226
Supermarkets & Pharmacies — 0.1%
CK Hutchison International 17 Ltd., 3.50%, 04/05/2027(c)	290,000	286,421
CK Hutchison International 19 Ltd., 3.63%, 04/11/2029(a)(c)	280,000	274,303
		560,724
Telecommunication Services — 0.0%(b)
Rogers Communications, Inc., 7.50%, 08/15/2038	198,000	229,035
Vodafone Group PLC, 5.75%, 02/10/2063	87,000	81,880
		310,915
Transportation — 0.1%
AP Moller - Maersk AS, 5.88%, 09/14/2033(c)	1,011,000	1,069,520
Utilities — 0.3%
E.ON International Finance BV, 6.65%, 04/30/2038(c)	161,000	177,938
Electricite de France SA
3.63%, 10/13/2025(c)	296,000	294,936
5.70%, 05/23/2028(c)	349,000	360,359

The accompanying notes are an integral part of these financial statements.

50

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
FOREIGN CORPORATE BONDS — continued
Utilities — continued
6.95%, 01/26/2039(c)	$243,000	$269,989
6.90%, 05/23/2053(c)	236,000	252,363
Enel Finance International NV, 1.63%, 07/12/2026(c)(d)	577,000	563,634
Korea Electric Power Corp., 4.00%, 06/14/2027(c)	703,000	701,747
National Grid PLC, 5.42%, 01/11/2034	315,000	323,603
		2,944,569
Wireline Telecommunications Services — 0.1%
British Telecommunications PLC, 5.13%, 12/04/2028	658,000	674,694
TOTAL FOREIGN CORPORATE BONDS (Cost $27,257,829)		27,895,058
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
Avenue of Americas, Series 2025−1301, Class D, 6.43%, 08/11/2042(c)(h)	188,000	189,277
BANK-2019, Series 2019-BN17, Class C, 4.66%, 04/15/2052(h)	235,000	221,183
BANK-2024, Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	745,000	793,617
BANK-2025, Series 2025-BNK50, Class A5, 5.65%, 05/15/2068(h)	245,000	258,380
BANK5 Trust
Series 2023-5YR2, Class C, 7.40%, 07/15/2056(h)	85,000	87,919
Series 2024-5YR12, Class C, 6.50%, 12/15/2057(h)	255,000	263,518
Series 2024-5YR5, Class B, 6.54%, 02/15/2029(h)	69,000	71,684
Series 2024-5YR7, Class B, 6.94%, 06/15/2057	201,000	211,857
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	1,230,000	1,295,261
Series 2025-5YR13, Class A3, 5.75%, 01/15/2058	350,000	368,391
BBCMS Trust
Series 2018-TALL, Class B, 5.53% (1 mo. Term SOFR + 1.17%), 03/15/2037(c)	100,000	92,994
Series 2024-5C31, Class C, 5.76%, 12/15/2057(h)	59,000	59,427
Series 2024-C24, Class C, 6.00%, 02/15/2057	225,000	224,810
Series 2025-5C33, Class A4, 5.84%, 03/15/2058	1,190,000	1,258,652
Series 2025-5C34, Class A3, 5.66%, 05/15/2058	1,035,000	1,090,138
Series 2025-5C36, Class A3, 5.52%, 08/15/2058	470,000	492,391
Benchmark Mortgage Trust
Series 2023-B40, Class C, 7.66%, 12/15/2056(h)	111,000	115,596
Series 2023-V2, Class C, 7.00%, 05/15/2055(h)	178,000	182,125
Series 2023-V3, Class C, 7.41%, 07/15/2056(h)	131,000	134,144
Series 2024-V6, Class C, 6.67%, 03/15/2057	140,000	144,121
Series 2024-V6, Class D, 4.00%, 03/15/2057	48,000	43,216
Series 2024-V7, Class B, 7.08%, 05/15/2056(h)	135,000	142,261
Series 2024-V8, Class A3, 6.19%, 07/15/2057(h)	755,000	801,700
Series 2025-V13, Class A4, 5.82%, 02/15/2058(h)	290,000	305,734
Series 2025-V15, Class A3, 5.80%, 06/15/2058	1,050,000	1,109,851
BMO Mortgage Trust
Series 2024-5C3, Class B, 6.56%, 02/15/2057(h)	68,000	70,317

The accompanying notes are an integral part of these financial statements.

51

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2024-5C4, Class A3, 6.53%, 05/15/2057(h)	$850,000	$907,642
Series 2024-5C8, Class C, 5.74%, 12/15/2057(h)	36,000	35,943
Series 2024-C8, Class C, 6.23%, 03/15/2057(h)	265,000	271,441
Series 2025-5C10, Class C, 6.49%, 05/15/2058(h)	84,000	86,332
Series 2025-C12, Class A5, 5.87%, 06/15/2058(h)	352,000	376,137
Brookfield Properties Retail Holding LLC, Series 2024-SHOW, Class C, 6.28%, 10/10/2041(c)(h)	170,000	171,167
Chase Mortgage Finance Corp.
Series 2024-11, Class A4, 6.00%, 11/25/2055(c)(h)	317,991	323,655
Series 2024-2, Class A6A, 6.00%, 02/25/2055(c)(h)	56,691	56,869
Series 2024-4, Class A6, 6.00%, 03/25/2055(c)(h)	210,494	211,650
Series 2025-1, Class A4, 6.00%, 11/25/2055(c)(h)	325,026	329,262
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class C, 6.57%, 07/10/2028(c)(h)	200,000	205,361
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class B, 7.23%, 08/10/2044(c)(h)	213,000	227,254
Series 2024-CBM, Class D, 8.19%, 12/10/2041(c)(h)	100,000	102,623
Series 2025-SBX, Class B, 5.73%, 08/10/2041(c)(h)	330,000	333,048
Computershare Corporate Trust, Series 2024-1CHI, Class C, 6.43%, 07/15/2035(c)(h)	205,000	206,977
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 08/15/2048	9,885	9,827
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(c)(d)	167,338	166,385
Series 2024-INV2, Class A3, 5.44%, 10/25/2069(c)(d)	95,755	95,440
ELM Trust
Series 2024-ELM, Class D10, 6.85%, 06/10/2039(c)(h)	180,000	180,682
Series 2024-ELM, Class D15, 6.90%, 06/10/2039(c)(h)	123,000	123,487
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1B1, 7.10% (30 day avg SOFR US + 2.75%), 12/25/2041(c)	100,000	101,700
Series 2022-R02, Class 2M1, 5.55% (30 day avg SOFR US + 1.20%), 01/25/2042(c)	9,012	8,993
Series 2022-R02, Class 2M2, 7.35% (30 day avg SOFR US + 3.00%), 01/25/2042(c)	500,000	512,027
Series 2022-R07, Class 1M2, 9.00% (30 day avg SOFR US + 4.65%), 06/25/2042(c)	55,000	58,246
Series 2023-R06, Class 1M2, 7.05% (30 day avg SOFR US + 2.70%), 07/25/2043(c)	500,000	517,195
Series 2024-R03, Class 2M2, 6.30% (30 day avg SOFR US + 1.95%), 03/25/2044(c)	420,000	425,540
Series 2024-R04, Class 1M2, 6.00% (30 day avg SOFR US + 1.65%), 05/25/2044(c)	99,000	99,475

The accompanying notes are an integral part of these financial statements.

52

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2025-R02, Class 1M2, 5.95% (30 day avg SOFR US + 1.60%), 02/25/2045(c)	$145,000	$145,377
FIVE 2023-V1 Mortgage Trust
Series 2023-V1, Class B, 6.51%, 02/10/2056(h)	65,000	66,785
Series 2023-V1, Class C, 6.51%, 02/10/2056(h)	62,909	63,665
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class B1, 8.00% (30 day avg SOFR US + 3.65%), 11/25/2041(c)	500,000	514,616
Series 2022-DNA1, Class M2, 6.85% (30 day avg SOFR US + 2.50%), 01/25/2042(c)	100,000	101,635
Series 2022-DNA3, Class M2, 8.70% (30 day avg SOFR US + 4.35%), 04/25/2042(c)	562,000	590,869
Series 2022-DNA5, Class M1B, 8.85% (30 day avg SOFR US + 4.50%), 06/25/2042(c)	150,000	158,876
Series 2022-HQA2, Class M1B, 8.35% (30 day avg SOFR US + 4.00%), 07/25/2042(c)	100,000	105,158
Series 2024-DNA1, Class M2, 6.30% (30 day avg SOFR US + 1.95%), 02/25/2044(c)	500,000	507,278
Series 2025-HQA1, Class M2, 6.00% (30 day avg SOFR US + 1.65%), 02/25/2045(c)	214,000	214,294
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class D, 7.25% (1 mo. Term SOFR + 2.89%), 03/15/2039(c)	200,000	200,982
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C, 6.15%, 01/13/2040(c)(h)	100,000	103,659
Series 2025-SPRL, Class D, 6.55%, 01/13/2040(c)(h)	100,000	104,113
Series 2025-SPRL, Class E, 6.90%, 01/13/2040(c)(h)	100,000	103,767
IRV Trust, Series 2025-200P, Class C, 5.92%, 03/14/2047(c)(h)	234,000	231,449
JP Morgan Chase Commercial Mortgage Securities
Series 2017-JP5, Class ASB, 3.55%, 03/15/2050	517,360	513,111
Series 2022-OPO, Class B, 3.38%, 01/05/2039(c)	150,000	133,545
Madison Avenue Trust, Series 2015-11MD, Class D, 3.67%, 09/10/2035(c)(h)	129,000	124,181
Manhattan West, Series 2020-1MW, Class D, 2.41%, 09/10/2039(c)(h)	249,000	231,998
Morgan Stanley Capital I, Inc., Series 2018-H4, Class C, 5.22%, 12/15/2051(h)	25,000	23,063
New Residential Mortgage Loan Trust 2023-NQM1, Series 2025-NQM3, Class A3, 5.99%, 05/25/2065(c)(d)	343,198	347,507
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.38%, 02/10/2047(c)(h)	100,000	102,273
NYC Commercial Mortgage Trust, Series 2025-300P, Class D, 6.16%, 07/13/2042(c)(h)	209,000	210,824
ONNI Commerical Mortgage Trust
Series 2024-APT, Class C, 6.64%, 07/15/2039(c)(h)	215,000	220,704
Series 2024-APT, Class D, 7.24%, 07/15/2039(c)(h)	160,000	165,543

The accompanying notes are an integral part of these financial statements.

53

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Onslow Bay Mortgage Loan Trust
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061(c)(h)	$281,675	$232,568
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063(c)(d)	173,405	175,079
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(c)(d)	431,451	429,891
Series 2024-NQM14, Class A3, 5.35%, 09/25/2064(c)(d)	122,124	121,657
Series 2024-NQM4, Class A1, 6.07%, 01/25/2064(c)(d)	175,998	177,389
Series 2025-HE1, Class A1, 5.95% (30 day avg SOFR US + 1.60%), 02/25/2055(c)	359,028	361,023
Series 2025-NQM7, Class A2, 5.76%, 05/25/2055(c)(d)	152,943	154,032
Series 2025-NQM7, Class A3, 5.86%, 05/25/2055(c)(d)	154,820	155,789
PRM Trust 2025-PRM6, Series 2025-PRM6, Class D, 5.87%, 07/05/2033(c)(h)	100,000	99,809
RCKT Mortgage Trust, Series 2023-CES3, Class A1A, 7.11%, 11/25/2043(c)(h)	285,010	289,749
RFR Trust, Series 2025-SGRM, Class A, 5.56%, 03/11/2041(c)(h)	158,000	161,561
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041(c)	112,000	116,823
Sequoia Mortgage Trust, Series 2024-7, Class A12, 5.50%, 08/25/2054(c)(h)	99,880	99,566
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(c)(h)	68,269	58,982
Stellar Management
Series 2025-IP, Class A, 5.42%, 06/10/2042(c)(h)	80,000	81,469
Series 2025-IP, Class D, 6.53%, 06/10/2042(c)(h)	106,000	107,784
Series 2025-IP, Class E, 7.07%, 06/10/2042(c)(h)	60,000	61,142
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-C64, Class A5, 5.65%, 02/15/2058	645,000	681,750
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,728,003)		25,024,257
FOREIGN GOVERNMENT AGENCY ISSUES — 1.1%
Asian Development Bank
1.50%, 01/20/2027	330,000	319,908
3.75%, 04/25/2028	135,000	135,101
3.75%, 08/28/2030	455,000	455,175
Corp. Andina de Fomento, 5.00%, 01/22/2030	360,000	373,661
European Investment Bank, 3.88%, 10/15/2030	450,000	453,270
Indonesia Government International Bond, 5.25%, 01/15/2030	274,000	285,364
Inter-American Development Bank
1.50%, 01/13/2027	411,000	398,582
4.13%, 02/15/2029	208,000	210,658
Inter-American Investment Corp., 4.25%, 04/01/2030	870,000	885,243
International Bank for Reconstruction & Development
0.88%, 07/15/2026	402,000	391,712
1.38%, 04/20/2028	93,000	87,569
4.50%, 06/26/2028	747,000	748,481
5.75%, 05/02/2034	3,260,000	3,283,903
4.38%, 08/27/2035	415,000	418,241

The accompanying notes are an integral part of these financial statements.

54

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
FOREIGN GOVERNMENT AGENCY ISSUES — continued
International Finance Corp., 4.38%, 01/15/2027	$56,000	$56,289
Province of British Columbia Canada
3.90%, 08/27/2030	395,000	396,008
4.80%, 06/11/2035	305,000	310,276
Province of Ontario Canada
3.90%, 09/04/2030	570,000	571,540
4.85%, 06/11/2035	245,000	249,928
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $9,928,880)		10,030,909
FOREIGN GOVERNMENT DEBT OBLIGATIONS — 1.1%
Brazilian Government International Bond, 6.13%, 03/15/2034	420,000	424,406
Chile Government International Bond, 5.65%, 01/13/2037(a)	585,000	608,897
Colombia Government International Bond, 3.00%, 01/30/2030	250,000	224,280
Costa Rica Government International Bond, 7.16%, 03/12/2045	420,000	441,000
Guatemala Government Bond, 6.55%, 02/06/2037(c)	415,000	431,393
Indonesia Government International Bond
5.25%, 01/17/2042(c)	200,000	198,635
4.30%, 03/31/2052	400,000	326,441
4.45%, 04/15/2070	207,000	165,280
Mexico Government International Bond
6.00%, 05/13/2030	205,000	214,047
5.85%, 07/02/2032	235,000	239,324
6.00%, 05/07/2036	349,000	349,733
6.63%, 01/29/2038	240,000	244,451
5.55%, 01/21/2045	140,000	124,840
6.34%, 05/04/2053	403,000	373,218
6.40%, 05/07/2054(a)	333,000	309,757
7.38%, 05/13/2055	599,000	628,274
Oman Government International Bond, 6.50%, 03/08/2047(c)	405,000	426,146
Panama Government International Bond, 2.25%, 09/29/2032	200,000	158,411
Paraguay Government International Bond, 5.40%, 03/30/2050(c)	460,000	406,649
Peruvian Government International Bond
3.00%, 01/15/2034	157,000	134,684
3.30%, 03/11/2041	141,000	106,941
3.55%, 03/10/2051	140,000	95,859
Philippine Government International Bond
7.75%, 01/14/2031	211,000	244,928
6.38%, 10/23/2034	394,000	439,821
Province of Quebec Canada, 4.63%, 08/28/2035	410,000	411,816
Republic of Poland Government International Bond
4.63%, 03/18/2029	15,000	15,226
5.50%, 03/18/2054	946,000	890,155

The accompanying notes are an integral part of these financial statements.

55

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS — continued
Republic of South Africa Government International Bond, 5.00%, 10/12/2046	$200,000	$142,230
Romanian Government International Bond, 6.13%, 01/22/2044(c)	100,000	91,437
Uruguay Government International Bond
4.38%, 01/23/2031	104,000	104,280
4.13%, 11/20/2045	138,000	118,843
4.98%, 04/20/2055	324,000	288,564
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $9,271,483)		9,379,966
U.S. GOVERNMENT AGENCY ISSUES — 1.0%
Federal Farm Credit Banks Funding Corp
4.88%, 08/28/2026	5,000	5,036
4.50%, 03/26/2027	20,000	20,172
1.00%, 08/03/2027	25,000	23,702
0.86%, 10/05/2027	44,000	41,427
4.25%, 12/15/2028	63,000	64,089
1.55%, 03/15/2029	8,000	7,422
4.13%, 03/20/2029	10,000	10,126
4.97%, 03/27/2029	385,000	386,951
1.19%, 07/16/2029	7,000	6,346
1.14%, 08/20/2029	30,000	26,999
1.23%, 09/10/2029	71,000	63,923
1.74%, 06/03/2030	1,280,000	1,162,624
1.25%, 06/24/2030	21,000	18,605
1.60%, 07/15/2030	33,000	29,614
1.55%, 07/26/2030	134,000	120,368
1.15%, 08/12/2030	25,000	22,038
1.24%, 09/03/2030	671,000	592,279
1.32%, 09/09/2030	22,000	19,464
1.22%, 09/23/2030	1,201,000	1,057,145
1.30%, 02/03/2031	35,000	30,453
1.67%, 03/03/2031	31,000	27,434
1.99%, 03/17/2031	367,000	327,943
2.02%, 04/01/2031	72,000	64,652
4.75%, 05/02/2031	257,000	267,686
1.88%, 06/16/2031	22,000	19,597
3.30%, 03/23/2032	474,000	447,125
1.69%, 08/20/2035	196,000	148,646
1.68%, 09/17/2035	55,000	41,779
2.10%, 02/25/2036	21,000	16,516
5.67%, 09/12/2044	362,000	361,448
Federal Home Loan Banks
2.50%, 12/10/2027	140,000	136,096

The accompanying notes are an integral part of these financial statements.

56

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES — continued
3.00%, 03/10/2028	$10,000	$9,837
3.25%, 06/09/2028	140,000	138,459
4.50%, 03/09/2029	250,000	257,401
2.13%, 12/14/2029	150,000	139,985
1.50%, 03/14/2031	1,760,000	1,554,214
4.75%, 03/10/2034	165,000	170,188
Tennessee Valley Authority
4.88%, 01/15/2048	716,000	675,021
5.25%, 02/01/2055	235,000	227,354
4.25%, 09/15/2065	229,000	181,939
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $8,819,680)		8,922,103
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — 0.5%
Banc of America Re-Remic Trust, Series 2024-BHP, Class B, 7.26% (1 mo. Term SOFR + 2.90%), 08/15/2039(c)	100,000	100,307
BLP Commercial Mortgage Trust, Series 2025-IND, Class D, 6.61% (1 mo. Term SOFR + 2.25%), 03/15/2042(c)	216,000	214,883
BX Trust
Series 2019-OC11, Class C, 3.86%, 12/09/2041(c)	285,000	271,588
Series 2021-VOLT, Class D, 6.13% (1 mo. Term SOFR + 1.76%), 09/15/2036(c)	191,828	190,865
Series 2021-VOLT, Class F, 6.88% (1 mo. Term SOFR + 2.51%), 09/15/2036(c)	169,545	168,554
Series 2024-VLT4, Class E, 7.25% (1 mo. Term SOFR + 2.89%), 07/15/2029(c)	213,000	212,319
Series 2024-XL5, Class D, 7.05% (1 mo. Term SOFR + 2.69%), 03/15/2041(c)	190,509	190,835
Series 2025-GW, Class D, 7.11% (1 mo. Term SOFR + 2.75%), 07/15/2042(c)	192,000	192,588
Series 2025-LIFE, Class A, 6.08%, 06/13/2047(c)(e)	325,000	332,851
Series 2025-ROIC, Class D, 6.36% (1 mo. Term SOFR + 1.99%), 03/15/2030(c)	350,632	349,167
Series 2025-VLT7, Class D, 7.61% (1 mo. Term SOFR + 3.25%), 07/15/2044(c)	255,000	256,513
CONE Trust, Series 2024-DFW1, Class D, 7.40% (1 mo. Term SOFR + 3.04%), 08/15/2041(c)	92,000	91,621
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 6.61% (1 mo. Term SOFR + 2.25%), 03/15/2042(c)	366,000	365,896
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.80% (1 mo. Term SOFR + 2.44%), 02/15/2042(c)	100,000	99,376
ORL Trust, Series 2024-GLKS, Class C, 6.65% (1 mo. Term SOFR + 2.29%), 12/15/2039(c)	408,000	409,251
SDAL Trust, Series 2025-DAL, Class C, 8.30% (1 mo. Term SOFR + 3.94%), 04/15/2042(c)	247,000	248,338
SFO Commercial Mortgage Trust, Series 2021-555, Class D, 6.88% (1 mo. Term SOFR + 2.51%), 05/15/2038(c)	124,000	122,689
SREIT Trust, Series 2021-PALM, Class A, 5.07% (1 mo. Term SOFR + 0.70%), 10/15/2034(c)	175,000	174,064
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,970,672)		3,991,705

The accompanying notes are an integral part of these financial statements.

57

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Units	Value
Short-Term Investments — 7.2%
INVESTMENTS PURCHASED WITH Collateral FROM SECURITIES LENDING — 6.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(i)	54,336,501	$54,336,501
	Shares
MONEY MARKET FUNDS — 1.0%
First American Government Obligations Fund - Class X, 4.22%(i)	8,794,831	8,794,831
Total Short-Term Investments (Cost $63,131,332)		63,131,332
TOTAL INVESTMENTS — 105.8% (Cost $922,333,203)		930,475,752
Liabilities in Excess of Other Assets — (5.8)%		(50,846,749)
TOTAL NET ASSETS — 100.0%		$879,629,003

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
JSC - Public Joint Stock Company
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $53,061,559.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $120,337,990 or 13.7% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of August 31, 2025.
(e)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2025.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Zero coupon bonds make no periodic interest payments.
(h)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2025.

(i)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

58

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments
August 31, 2025

	Par	Value
Municipal Bonds — 93.6%
Alabama — 1.3%
Alabama Economic Settlement Authority, 4.00%, 09/15/2033	$65,000	$64,091
Alabama Federal Aid Highway Finance Authority, 5.00%, 09/01/2036	50,000	51,121
Alabama Public School and College Authority, 5.00%, 11/01/2027	35,000	36,888
Black Belt Energy Gas District
5.50%, 06/01/2049(a)	20,000	21,179
4.00%, 10/01/2049(a)	215,000	215,993
4.00%, 12/01/2049(a)	310,000	309,738
4.00%, 06/01/2051(a)	125,000	126,359
4.00%, 07/01/2052(a)	20,000	20,178
4.00%, 10/01/2052(a)	80,000	80,632
4.00%, 12/01/2052(a)	510,000	509,821
5.50%, 11/01/2053(a)	30,000	31,639
5.25%, 01/01/2054(a)	40,000	42,768
5.50%, 10/01/2054(a)	30,000	32,446
5.00%, 03/01/2055(a)	100,000	105,219
5.25%, 05/01/2055(a)	20,000	21,117
5.00%, 10/01/2055(a)	140,000	148,799
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2030	85,000	92,854
5.00%, 10/01/2031	175,000	192,057
Houston County Health Care Authority, 5.00%, 10/01/2030	135,000	135,473
Southeast Energy Authority A Cooperative District, 5.00%, 05/01/2053(a)	180,000	187,131
Tuscaloosa City Board of Education, 5.00%, 08/01/2041	15,000	15,311
		2,440,814
Alaska — 0.0%(b)
State of Alaska, 5.00%, 08/01/2029	10,000	10,947
Arizona — 0.7%
Chandler Industrial Development Authority, 3.80%, 12/01/2035(a)	135,000	136,030
City of Glendale AZ Excise Tax Revenue, 5.00%, 07/01/2026	15,000	15,286
City of Mesa AZ Utility System Revenue, 4.00%, 07/01/2034	75,000	76,495
Gilbert Water Resource Municipal Property Corp., 5.00%, 07/15/2031	20,000	22,507
Industrial Development Authority of the County of Pima, 5.00%, 04/01/2031	270,000	291,679
Maricopa County Industrial Development Authority
5.00%, 01/01/2033	190,000	193,856
5.00%, 12/01/2034	75,000	82,759
Maricopa County Special Health Care District, 5.00%, 07/01/2030	40,000	43,802
Maricopa County Union High School District No 210-Phoenix, 5.00%, 07/01/2027	20,000	20,921
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2030	45,000	47,523

The accompanying notes are an integral part of these financial statements.

59

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Arizona — continued
5.00%, 01/01/2031	$20,000	$21,014
5.00%, 01/01/2032	195,000	220,509
Salt Verde Financial Corp., 5.00%, 12/01/2032	90,000	96,939
State of Arizona, 5.00%, 10/01/2028	30,000	32,346
		1,301,666
Arkansas — 0.2%
City of Fayetteville AR Sales & Use Tax Revenue, 2.88%, 11/01/2032	315,000	311,439
California — 7.6%
Alameda Corridor Transportation Authority, 0.00%, 10/01/2034(c)	20,000	14,263
Alameda County Joint Powers Authority, 5.00%, 12/01/2032	20,000	23,062
Anaheim Housing & Public Improvements Authority, 5.00%, 10/01/2033	20,000	21,712
Anaheim Public Financing Authority
0.00%, 09/01/2027(c)	20,000	18,955
0.00%, 09/01/2028(c)	85,000	78,381
0.00%, 09/01/2031(c)	210,000	173,916
0.00%, 09/01/2032(c)	150,000	118,995
0.00%, 09/01/2033(c)	20,000	15,142
Bay Area Toll Authority
4.00%, 04/01/2029	35,000	35,747
4.00%, 04/01/2032	185,000	187,748
5.00%, 04/01/2034	20,000	23,240
5.00%, 04/01/2035	60,000	68,804
Bay Area Water Supply & Conservation Agency, 5.00%, 10/01/2027	15,000	15,841
Beverly Hills Unified School District CA, 0.00%, 08/01/2033(c)	130,000	102,426
California Community Choice Financing Authority
4.00%, 02/01/2052(a)	115,000	115,263
4.00%, 10/01/2052(a)	85,000	86,156
5.00%, 07/01/2053(a)	40,000	42,104
5.00%, 12/01/2053(a)	255,000	267,977
5.00%, 02/01/2055(a)	50,000	53,728
California Health Facilities Financing Authority
5.00%, 12/01/2028	65,000	68,785
5.00%, 12/01/2031	110,000	119,479
5.00%, 08/15/2032	20,000	20,299
4.00%, 03/01/2033	185,000	183,128
5.00%, 11/15/2033	20,000	22,938
5.00%, 12/01/2034	20,000	21,460
California Housing Finance Agency, 3.75%, 03/25/2035	331,415	330,566
California Infrastructure & Economic Development Bank
5.00%, 10/01/2026	85,000	87,496

The accompanying notes are an integral part of these financial statements.

60

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
California — continued
5.00%, 01/01/2028	$15,000	$15,809
5.00%, 06/01/2028	75,000	80,660
5.00%, 10/01/2028	265,000	278,755
5.00%, 10/01/2031	20,000	22,998
5.00%, 04/01/2033	80,000	93,306
4.00%, 10/01/2045	35,000	35,630
3.00%, 10/01/2047(a)	200,000	200,513
California State Public Works Board
5.00%, 10/01/2029	20,000	21,061
5.00%, 02/01/2030	25,000	27,896
5.00%, 09/01/2033	135,000	155,615
5.00%, 09/01/2034	40,000	45,695
California State University
5.00%, 11/01/2027	20,000	20,886
3.00%, 11/01/2033	60,000	57,923
3.13%, 11/01/2051(a)	150,000	149,941
California Statewide Communities Development Authority
4.13%, 03/01/2034	610,000	606,715
5.00%, 04/01/2036(a)	40,000	43,795
5.00%, 04/01/2038(a)	40,000	43,795
5.00%, 04/01/2045(a)	45,000	49,269
5.00%, 04/01/2046(a)	70,000	76,641
City & County of San Francisco CA
5.00%, 06/15/2027	20,000	21,009
5.00%, 06/15/2028	70,000	75,555
5.00%, 04/01/2029	20,000	21,836
City of Los Angeles Department of Airports, 5.00%, 05/15/2031	25,000	27,653
City of San Francisco CA Public Utilities Commission Water Revenue, 5.00%, 11/01/2032	95,000	97,107
Coast Community College District
0.00%, 08/01/2028(c)	20,000	18,625
4.50%, 08/01/2039	100,000	104,457
County of San Bernardino CA, 5.00%, 10/01/2027	35,000	36,961
East Side Union High School District, 5.00%, 08/01/2031	70,000	80,249
Foothill-Eastern Transportation Corridor Agency, 0.00%, 01/01/2028(c)	45,000	42,593
Glendale Community College District, 5.25%, 08/01/2041	40,000	42,342
Golden State Tobacco Securitization Corp., 0.00%, 06/01/2028(c)	100,000	93,554
Grossmont Union High School District, 0.00%, 08/01/2032(c)	120,000	95,551
Kern High School District, 5.00%, 08/01/2033	20,000	23,383
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	70,000	74,613
Los Angeles Community College District, 5.00%, 08/01/2029	40,000	44,466

The accompanying notes are an integral part of these financial statements.

61

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
California — continued
Los Angeles County Development Authority, 3.38%, 01/01/2046(a)	$25,000	$24,956
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 06/01/2026	180,000	183,605
5.00%, 06/01/2032	155,000	175,942
Los Angeles Department of Water & Power
5.00%, 07/01/2026	200,000	203,407
5.00%, 07/01/2027	30,000	31,233
5.00%, 07/01/2029	45,000	48,784
5.00%, 07/01/2031	1,250,000	1,391,863
5.00%, 07/01/2032	150,000	159,083
5.00%, 07/01/2033	30,000	33,499
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2028	65,000	69,131
5.00%, 07/01/2029	25,000	27,121
Los Angeles Unified School District
5.00%, 07/01/2026	30,000	30,668
5.00%, 07/01/2028	20,000	21,624
5.00%, 07/01/2029	15,000	15,939
5.00%, 07/01/2030	25,000	28,280
3.00%, 07/01/2031	200,000	199,480
5.00%, 07/01/2034	20,000	23,262
5.00%, 10/01/2034	20,000	22,968
Marin Community College District
4.00%, 08/01/2041	35,000	35,882
5.00%, 08/01/2041	20,000	20,475
Metropolitan Water District of Southern California
5.00%, 07/01/2027	45,000	47,379
5.00%, 07/01/2029	70,000	77,638
5.00%, 07/01/2031	95,000	107,964
M-S-R Energy Authority, 7.00%, 11/01/2034	565,000	675,518
Municipal Improvement Corp. of Los Angeles
5.00%, 05/01/2027	105,000	109,646
5.00%, 11/01/2028	190,000	195,250
5.00%, 11/01/2031	140,000	143,218
4.00%, 11/01/2033	35,000	34,948
New Haven Unified School District
0.00%, 08/01/2033(c)	175,000	135,644
0.00%, 08/01/2034(c)	85,000	62,776
Northern California Power Agency, 5.00%, 07/01/2030	170,000	191,887
Northern California Sanitation Agencies Financing Authority
5.00%, 12/01/2029	85,000	94,888

The accompanying notes are an integral part of these financial statements.

62

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
California — continued
3.00%, 12/01/2034	$35,000	$33,841
Poway Unified School District, 0.00%, 08/01/2032(c)	25,000	20,169
Rancho Santiago Community College District, 0.00%, 09/01/2030(c)	50,000	43,551
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2033	45,000	50,540
Sacramento Municipal Utility District, 5.00%, 08/15/2026	20,000	20,513
San Diego Community College District
5.00%, 08/01/2026	20,000	20,488
5.00%, 08/01/2030	60,000	61,424
5.00%, 08/01/2031	20,000	20,475
San Diego County Regional Transportation Commission
5.00%, 04/01/2030	15,000	16,905
5.00%, 04/01/2034	20,000	23,121
San Diego County Water Authority
5.00%, 05/01/2028	20,000	21,368
5.00%, 05/01/2030	250,000	282,783
San Francisco Bay Area Rapid Transit District, 4.00%, 08/01/2034	25,000	24,945
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00%, 10/01/2029	65,000	72,707
5.00%, 10/01/2031	20,000	23,059
5.00%, 10/01/2034	20,000	22,791
San Joaquin Hills Transportation Corridor Agency
0.00%, 01/15/2032(c)	20,000	15,959
4.00%, 01/15/2034	30,000	30,748
San Jose Redevelopment Agency Successor Agency, 5.00%, 08/01/2034	70,000	72,276
San Mateo County Community College District, 0.00%, 09/01/2033(c)	25,000	19,549
Santa Clara Unified School District, 5.00%, 07/01/2031	20,000	22,930
Santa Clara Valley Transportation Authority, 5.00%, 04/01/2034	35,000	40,462
Santa Clara Valley Water District Safe Clean Water Revenue, 5.00%, 12/01/2026	160,000	164,914
Southern California Public Power Authority
5.00%, 07/01/2027	15,000	15,598
5.00%, 07/01/2029	20,000	21,697
5.00%, 07/01/2031	40,000	44,428
5.00%, 11/01/2033	90,000	95,481
State of California
5.00%, 09/01/2028	30,000	32,424
5.00%, 11/01/2028	155,000	168,160
3.00%, 09/01/2029	85,000	84,802
5.00%, 10/01/2029	20,000	22,123
3.25%, 09/01/2031	20,000	19,950
5.00%, 11/01/2031	130,000	136,275

The accompanying notes are an integral part of these financial statements.

63

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
California — continued
5.00%, 03/01/2032	$1,000,000	$1,142,421
3.50%, 09/01/2032	150,000	149,633
3.00%, 09/01/2033	105,000	103,170
5.00%, 08/01/2034	20,000	23,055
3.13%, 04/01/2035	20,000	19,459
State of California Department of Water Resources
5.00%, 12/01/2028	185,000	202,487
5.00%, 12/01/2030	210,000	240,109
5.00%, 12/01/2031	305,000	345,139
5.00%, 12/01/2032	35,000	39,243
5.00%, 12/01/2033	30,000	31,871
5.00%, 12/01/2034	40,000	45,706
5.00%, 12/01/2035	20,000	22,018
University of California
5.00%, 05/15/2029	80,000	86,268
5.00%, 05/15/2031	20,000	22,837
4.00%, 05/15/2033	50,000	50,562
5.00%, 05/15/2034	20,000	23,187
Ventura County Community College District, 3.13%, 08/01/2031	35,000	34,915
Yosemite Community College District, 0.00%, 08/01/2031(c)	40,000	34,089
		14,251,051
Colorado — 1.6%
Adams & Arapahoe Counties Joint School District 28J Aurora
5.00%, 12/01/2030	60,000	61,440
5.00%, 12/01/2032	70,000	71,576
City & County of Denver CO, 5.00%, 12/01/2032	35,000	39,399
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	35,000	36,899
5.00%, 11/15/2032	585,000	623,035
City of Aurora CO Water Revenue
5.00%, 08/01/2034	115,000	117,435
5.00%, 08/01/2035	70,000	71,482
5.00%, 08/01/2036	20,000	20,423
5.00%, 08/01/2041	220,000	224,658
Colorado Bridge & Tunnel Enterprise
5.00%, 12/01/2030	20,000	22,444
5.00%, 12/01/2033	150,000	171,253
Colorado Health Facilities Authority
5.00%, 08/01/2026	205,000	208,537
5.00%, 01/01/2027	35,000	36,069
5.00%, 08/01/2028	75,000	79,473

The accompanying notes are an integral part of these financial statements.

64

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Colorado — continued
5.00%, 05/15/2032	$20,000	$22,403
3.13%, 09/01/2042	105,000	105,297
5.00%, 11/15/2049(a)	65,000	66,456
5.00%, 11/15/2057(a)	20,000	22,019
Denver City & County School District No 1
4.00%, 12/01/2027	130,000	134,608
5.00%, 12/01/2034	20,000	22,982
Douglas County School District No Re-1 Douglas & Elbert Counties
5.00%, 12/15/2026	40,000	41,290
5.00%, 12/15/2028	35,000	37,845
E-470 Public Highway Authority, 0.00%, 09/01/2032(c)	20,000	15,938
Regional Transportation District, 4.00%, 07/15/2034	20,000	19,958
Regional Transportation District Sales Tax Revenue
5.00%, 11/01/2026	45,000	46,301
5.00%, 11/01/2027	85,000	89,678
5.00%, 11/01/2029	25,000	27,548
5.00%, 11/01/2031	40,000	45,113
5.00%, 11/01/2033	10,000	10,401
State of Colorado
5.00%, 12/15/2025	95,000	95,400
5.00%, 12/15/2026	280,000	288,092
5.00%, 12/15/2027	40,000	42,235
5.00%, 12/15/2031	20,000	22,435
5.00%, 03/15/2032	95,000	97,659
		3,037,781
Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2029	160,000	175,043
2.80%, 07/01/2057(a)	20,000	19,962
State of Connecticut
5.00%, 09/15/2026	420,000	430,258
4.00%, 01/15/2033	20,000	20,719
State of Connecticut Special Tax Revenue
5.00%, 05/01/2027	20,000	20,835
5.00%, 07/01/2027	125,000	130,733
5.00%, 05/01/2031	65,000	71,305
5.00%, 07/01/2033	1,200,000	1,368,224
		2,237,079
Delaware — 0.5%
Delaware Transportation Authority, 5.00%, 07/01/2028	140,000	150,285

The accompanying notes are an integral part of these financial statements.

65

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Delaware — continued
State of Delaware
5.00%, 01/01/2027	$81,000	$83,753
5.00%, 02/01/2027	105,000	108,738
5.00%, 01/01/2028	150,000	159,144
5.00%, 05/01/2028	70,000	74,879
5.00%, 01/01/2029	105,000	114,062
5.00%, 05/01/2029	55,000	60,173
5.00%, 02/01/2031	30,000	33,729
5.00%, 03/01/2031	35,000	39,387
5.00%, 05/01/2033	40,000	45,844
		869,994
District of Columbia — 1.9%
District of Columbia
5.00%, 10/15/2025	290,000	290,165
5.00%, 01/01/2027	35,000	36,138
5.00%, 06/01/2027	45,000	46,964
5.00%, 08/01/2027	1,015,000	1,066,501
5.00%, 10/15/2028	250,000	269,616
5.00%, 12/01/2028	20,000	21,530
5.00%, 01/01/2029	45,000	48,748
5.00%, 10/15/2029	90,000	97,583
5.00%, 01/01/2030	55,000	60,680
5.00%, 12/01/2032	90,000	101,875
5.00%, 06/01/2033	10,000	10,287
5.00%, 10/15/2033	285,000	302,107
5.00%, 12/01/2033	45,000	51,025
District of Columbia Income Tax Revenue
5.00%, 10/01/2026	105,000	107,720
5.00%, 03/01/2027	40,000	41,480
5.00%, 10/01/2028	195,000	210,127
5.00%, 03/01/2029	20,000	21,742
5.00%, 10/01/2029	30,000	32,987
5.00%, 12/01/2029	25,000	27,566
5.00%, 03/01/2030	80,000	88,497
5.00%, 10/01/2030	55,000	61,351
5.00%, 03/01/2031	60,000	65,041
5.00%, 10/01/2031	50,000	56,227
District of Columbia Water & Sewer Authority, 5.00%, 10/01/2034	100,000	114,298
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2032(c)	30,000	23,443

The accompanying notes are an integral part of these financial statements.

66

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
District of Columbia — continued
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2027	$20,000	$20,905
5.00%, 07/15/2028	155,000	165,744
5.00%, 07/15/2031	50,000	55,864
5.00%, 07/15/2032	20,000	22,480
		3,518,691
Florida — 6.1%
Brevard County School District, 5.00%, 07/01/2029	110,000	120,005
Capital Trust Authority, 5.00%, 12/01/2030	1,300,000	1,416,351
Central Florida Expressway Authority
5.00%, 07/01/2027	770,000	806,629
5.00%, 07/01/2030	20,000	22,206
5.00%, 07/01/2031	40,000	44,519
5.00%, 07/01/2032	70,000	77,480
City of Jacksonville FL, 5.00%, 10/01/2026	90,000	92,360
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2028	110,000	115,347
5.00%, 10/01/2029	15,000	15,655
5.00%, 10/01/2032	40,000	45,289
5.00%, 10/01/2033	40,000	45,511
Florida Department of Management Services
5.00%, 11/01/2027	45,000	47,447
5.00%, 11/01/2028	365,000	393,781
Florida Municipal Power Agency, 5.00%, 10/01/2027	85,000	87,052
Hillsborough County School Board
5.00%, 07/01/2028	15,000	15,656
5.00%, 07/01/2029	355,000	384,716
JEA Electric System Revenue, 5.00%, 10/01/2027	725,000	763,144
JEA Water & Sewer System Revenue
5.00%, 10/01/2026	65,000	66,719
5.00%, 10/01/2028	220,000	231,198
5.00%, 10/01/2030	20,000	22,249
Lee County Industrial Development Authority, 5.00%, 04/01/2029	20,000	21,458
Miami Beach Redevelopment Agency, 5.00%, 02/01/2034	1,000,000	1,123,224
Orlando Utilities Commission
5.00%, 10/01/2026	30,000	30,771
5.00%, 10/01/2034	30,000	34,340
Polk County Housing Finance Authority, 4.15%, 12/01/2040(a)	65,000	65,403
Sarasota County School Board
5.00%, 07/01/2026	15,000	15,279
5.00%, 07/01/2028	45,000	48,076

The accompanying notes are an integral part of these financial statements.

67

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Florida — continued
5.00%, 07/01/2033	$45,000	$50,712
School Board of Miami-Dade County
4.00%, 08/01/2029	50,000	49,925
5.00%, 02/01/2031	20,000	20,125
3.25%, 02/01/2033	290,000	285,283
School District of Broward County
5.00%, 07/01/2028	30,000	31,966
5.00%, 07/01/2033	20,000	21,587
School District of Broward County/FL, 5.00%, 07/01/2035	75,000	82,232
Seminole County School District Sales Tax Revenue, 5.00%, 10/01/2033	180,000	204,110
State of Florida
5.00%, 06/01/2026	70,000	71,229
5.00%, 06/01/2028	1,190,000	1,215,637
5.00%, 06/01/2029	20,000	21,897
5.00%, 06/01/2030	105,000	116,690
5.00%, 07/01/2030	105,000	116,886
5.00%, 06/01/2031	60,000	67,584
5.00%, 06/01/2033	715,000	819,152
State of Florida Department of Transportation Turnpike System Revenue
5.00%, 07/01/2028	20,000	21,429
5.00%, 07/01/2034	25,000	28,519
State of Florida Lottery Revenue, 5.00%, 07/01/2028	100,000	106,949
Tampa Bay Water, 6.00%, 10/01/2029	300,000	335,535
Volusia County Educational Facility Authority, 5.00%, 10/15/2030	1,500,000	1,669,729
		11,489,041
Georgia — 2.1%
Bartow County Development Authority, 3.95%, 12/01/2032(a)	90,000	91,924
City of Atlanta GA Water & Wastewater Revenue, 5.00%, 11/01/2033	20,000	21,101
Columbus Medical Center Hospital Authority, 5.00%, 07/01/2054(a)	105,000	108,246
Development Authority of Burke County, 3.80%, 10/01/2032(a)	185,000	185,521
Development Authority of Monroe County, 3.88%, 10/01/2048(a)	30,000	30,047
Georgia Ports Authority, 5.00%, 07/01/2031	20,000	22,465
Georgia State Road & Tollway Authority, 5.00%, 06/01/2030	165,000	182,668
Griffin-Spalding County School System
5.00%, 09/01/2027	15,000	15,750
5.00%, 09/01/2028	160,000	172,009
Gwinnett County Water & Sewerage Authority, 5.00%, 08/01/2029	60,000	65,891
Main Street Natural Gas, Inc.
5.50%, 09/15/2027	55,000	57,395
4.00%, 03/01/2050(a)	60,000	60,196
4.00%, 07/01/2052(a)	20,000	20,249

The accompanying notes are an integral part of these financial statements.

68

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia, 5.00%, 01/01/2034	$30,000	$32,686
Private Colleges & Universities Authority, 5.00%, 09/01/2032	1,645,000	1,850,710
State of Georgia
5.00%, 07/01/2028	455,000	471,958
5.00%, 07/01/2029	40,000	43,884
3.00%, 02/01/2030	80,000	79,826
5.00%, 07/01/2030	40,000	42,745
5.00%, 02/01/2031	40,000	41,239
5.00%, 07/01/2031	275,000	295,796
2.50%, 02/01/2033	25,000	23,463
		3,915,769
Hawaii — 1.0%
City & County Honolulu HI Wastewater System Revenue, 5.00%, 07/01/2030	1,000,000	1,017,160
City & County of Honolulu HI
5.00%, 03/01/2028	165,000	175,496
5.00%, 09/01/2028	30,000	32,288
5.00%, 11/01/2028	55,000	59,407
5.00%, 03/01/2029	55,000	59,751
5.00%, 09/01/2029	20,000	21,415
5.00%, 03/01/2031	115,000	126,548
State of Hawaii
5.00%, 01/01/2031	150,000	157,604
4.00%, 05/01/2031	20,000	20,293
4.00%, 10/01/2031	55,000	55,331
3.00%, 04/01/2032	85,000	83,744
3.25%, 01/01/2035	60,000	57,970
3.00%, 04/01/2035	90,000	84,267
		1,951,274
Idaho — 0.0%(b)
Idaho State Building Authority, 5.00%, 06/01/2026	80,000	81,398
Illinois — 10.2%
Chicago Board of Education
5.50%, 12/01/2026	10,000	10,146
0.00%, 12/01/2028(c)	225,000	199,971
0.00%, 12/01/2029(c)	170,000	145,028
0.00%, 12/01/2030(c)	290,000	236,135
Chicago Midway International Airport
5.00%, 01/01/2027	15,000	15,484
5.00%, 01/01/2028	20,000	21,130
5.00%, 01/01/2033	70,000	78,683

The accompanying notes are an integral part of these financial statements.

69

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Illinois — continued
5.00%, 01/01/2034	$15,000	$16,711
Chicago O’Hare International Airport, 5.00%, 01/01/2034	50,000	53,354
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2027	20,000	20,616
5.00%, 06/01/2029	70,000	75,075
Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/01/2029	940,000	1,028,313
City of Chicago IL
5.00%, 01/01/2029	270,000	282,757
5.00%, 01/01/2032	140,000	146,748
5.00%, 01/01/2033	115,000	121,648
4.00%, 01/01/2035	235,000	223,720
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030	180,000	196,574
5.00%, 01/01/2031	560,000	618,813
5.00%, 01/01/2032	155,000	171,663
5.00%, 01/01/2033	140,000	153,895
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028	20,000	20,449
5.00%, 11/01/2031	510,000	566,832
5.00%, 11/01/2032	280,000	308,159
City of Springfield IL Electric Revenue, 5.00%, 03/01/2035	20,000	22,017
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2029	20,000	20,734
County of Will IL, 5.00%, 11/15/2041	20,000	20,053
Illinois Finance Authority
5.00%, 01/01/2027	30,000	30,944
5.00%, 07/01/2027	110,000	113,554
5.00%, 02/15/2029	30,000	30,923
5.00%, 04/01/2030	1,000,000	1,102,181
5.00%, 07/01/2031	110,000	112,828
5.00%, 04/01/2032	50,000	55,900
5.00%, 04/01/2033	1,170,000	1,309,812
3.75%, 02/15/2034	65,000	66,025
4.00%, 01/01/2040	25,000	25,445
Illinois Municipal Electric Agency
4.00%, 02/01/2033	85,000	84,811
4.00%, 02/01/2034	80,000	79,822
4.00%, 02/01/2035	20,000	19,956
Illinois Sports Facilities Authority, 5.00%, 06/15/2029	20,000	21,396
Illinois State Toll Highway Authority
5.00%, 01/01/2027	85,000	87,833

The accompanying notes are an integral part of these financial statements.

70

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Illinois — continued
5.00%, 01/01/2029	$30,000	$32,369
5.00%, 01/01/2030	265,000	291,107
4.00%, 12/01/2031	20,000	19,986
Kendall Kane & Will Counties Community Unit School District No 308, 5.00%, 02/01/2029	125,000	133,780
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2030(c)	70,000	59,549
0.00%, 12/15/2030(c)	70,000	58,326
0.00%, 06/15/2031(c)	140,000	114,094
0.00%, 12/15/2031(c)	20,000	15,939
0.00%, 06/15/2032(c)	80,000	62,285
0.00%, 12/15/2032(c)	35,000	26,617
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2030	110,000	112,639
5.25%, 12/01/2033	100,000	115,662
Regional Transportation Authority
5.00%, 07/01/2026	20,000	20,354
5.75%, 06/01/2029	90,000	98,358
Sales Tax Securitization Corp.
5.00%, 01/01/2027	115,000	117,947
5.00%, 01/01/2028	125,000	131,276
5.00%, 01/01/2029	15,000	16,045
5.00%, 01/01/2030	345,000	374,415
5.00%, 01/01/2032	285,000	314,089
5.00%, 01/01/2033	175,000	194,366
5.00%, 01/01/2034	90,000	98,369
5.00%, 01/01/2035	70,000	75,963
State of Illinois
5.00%, 10/01/2025	15,000	14,990
5.00%, 11/01/2025	50,000	50,065
5.00%, 12/01/2025	15,000	15,049
5.50%, 05/01/2026	490,000	497,964
5.00%, 10/01/2026	1,045,000	1,071,307
5.00%, 03/01/2027	20,000	20,639
5.00%, 05/01/2027	770,000	797,579
5.00%, 10/01/2027	185,000	193,343
5.00%, 11/01/2027	75,000	78,518
5.00%, 12/01/2027	20,000	20,974
5.00%, 02/01/2028	20,000	21,044
4.00%, 03/01/2028	20,000	20,609
5.00%, 03/01/2028	20,000	21,093

The accompanying notes are an integral part of these financial statements.

71

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Illinois — continued
5.00%, 07/01/2028	$105,000	$111,517
5.00%, 10/01/2028	70,000	74,644
5.00%, 11/01/2028	385,000	404,062
5.00%, 02/01/2029	15,000	15,452
5.00%, 03/01/2029	40,000	42,966
5.00%, 10/01/2029	15,000	16,270
5.25%, 10/01/2029	75,000	82,339
5.00%, 12/01/2029	40,000	43,564
4.00%, 02/01/2030	40,000	40,348
5.00%, 03/01/2030	75,000	81,793
5.00%, 05/01/2030	115,000	125,856
5.50%, 05/01/2030	130,000	140,149
5.00%, 07/01/2030	55,000	60,309
5.00%, 10/01/2030	20,000	21,936
5.00%, 02/01/2031	20,000	21,995
5.00%, 03/01/2031	415,000	456,002
5.00%, 05/01/2031	45,000	49,533
5.00%, 12/01/2031	40,000	44,134
5.00%, 03/01/2032	340,000	375,427
5.00%, 05/01/2032	170,000	187,772
5.00%, 07/01/2032	15,000	16,572
5.00%, 12/01/2032	65,000	69,970
5.00%, 03/01/2033	200,000	216,588
5.00%, 05/01/2033	155,000	169,368
5.00%, 07/01/2033	120,000	131,143
5.00%, 10/01/2033	125,000	136,610
5.00%, 12/01/2033	20,000	22,081
5.00%, 03/01/2034	280,000	300,648
5.00%, 05/01/2034	160,000	174,871
5.00%, 07/01/2034	65,000	70,246
5.00%, 03/01/2035	45,000	48,110
5.00%, 05/01/2035	35,000	38,035
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2032	1,285,000	1,427,163
University of Illinois, 5.50%, 04/01/2034	120,000	131,353
Winnebago & Boone Counties School District No 205 Rockford, 4.00%, 02/01/2035	525,000	525,063
		19,096,736
Indiana — 0.6%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, 5.00%, 08/15/2026	135,000	138,077

The accompanying notes are an integral part of these financial statements.

72

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority
5.00%, 10/01/2026	$40,000	$41,014
5.00%, 02/01/2027	165,000	170,501
5.00%, 06/01/2027	355,000	363,613
5.00%, 06/01/2028	125,000	127,968
5.00%, 06/01/2029	70,000	76,480
5.00%, 10/01/2029	20,000	21,967
5.00%, 02/01/2030	90,000	94,979
0.70%, 12/01/2046(a)	30,000	29,686
2.10%, 11/01/2049(a)	20,000	19,509
Indianapolis Local Public Improvement Bond Bank, 5.00%, 06/01/2026	30,000	30,491
		1,114,285
Iowa — 0.6%
Iowa Finance Authority
5.00%, 08/01/2026	45,000	45,982
5.00%, 08/01/2027	280,000	293,311
5.00%, 08/01/2029	15,000	15,672
5.00%, 08/01/2031	30,000	33,669
5.00%, 08/01/2032	400,000	446,227
5.00%, 08/01/2034	25,000	28,063
5.00%, 12/01/2050(a)	210,000	237,854
		1,100,778
Kansas — 0.7%
State of Kansas Department of Transportation
5.00%, 09/01/2026	355,000	354,113
5.00%, 09/01/2029	775,000	851,420
5.00%, 09/01/2031	15,000	16,873
5.00%, 09/01/2032	20,000	22,647
5.00%, 09/01/2034	20,000	22,724
Wyandotte County Unified School District No 500 Kansas City, 4.00%, 09/01/2034	30,000	30,409
		1,298,186
Kentucky — 1.7%
Kentucky Public Energy Authority
4.00%, 08/01/2052(a)	15,000	15,083
5.00%, 05/01/2055(a)	120,000	126,581
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,010,000	1,040,982
5.00%, 11/01/2027	60,000	62,169
5.00%, 11/01/2030	20,000	22,187
5.00%, 04/01/2034	1,250,000	1,410,419

The accompanying notes are an integral part of these financial statements.

73

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Kentucky — continued
5.00%, 10/01/2034	$65,000	$73,201
Kentucky Turnpike Authority, 5.00%, 07/01/2028	45,000	48,178
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033	65,000	54,488
1.75%, 02/01/2035(a)	130,000	127,855
5.00%, 10/01/2047(a)	110,000	118,202
		3,099,345
Louisiana — 2.3%
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2029	200,000	217,196
Louisiana Public Facilities Authority, 5.00%, 05/15/2030	600,000	655,793
Parish of St John the Baptist LA, 2.38%, 06/01/2037(a)	320,000	317,592
State of Louisiana
5.00%, 05/01/2028	870,000	926,913
5.00%, 09/01/2028	20,000	21,453
5.00%, 02/01/2029	35,000	37,874
5.00%, 09/01/2029	40,000	43,697
5.00%, 09/01/2030	55,000	61,021
5.00%, 09/01/2033	35,000	39,569
5.00%, 02/01/2034	25,000	28,304
State of Louisiana Gasoline & Fuels Tax Revenue
5.00%, 05/01/2029	30,000	32,514
5.00%, 05/01/2031	750,000	835,372
5.00%, 05/01/2034	1,000,000	1,135,763
		4,353,061
Maine — 0.8%
Finance Authority of Maine, 5.00%, 07/01/2027	20,000	20,877
Maine Municipal Bond Bank, 5.00%, 11/01/2028	1,275,000	1,376,551
		1,397,428
Maryland — 3.4%
County of Prince George’s MD
5.00%, 09/15/2029	105,000	115,622
5.00%, 07/01/2031	80,000	90,090
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2033	750,000	837,374
Maryland Stadium Authority
5.00%, 06/01/2027	265,000	276,424
5.00%, 06/01/2029	750,000	817,823
5.00%, 03/01/2031	150,000	167,169
5.00%, 03/01/2033	155,000	174,357
State of Maryland
5.00%, 08/01/2027	65,000	68,215
5.00%, 03/15/2028	45,000	47,930

The accompanying notes are an integral part of these financial statements.

74

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Maryland — continued
5.00%, 08/01/2029	$210,000	$230,371
5.00%, 03/15/2030	20,000	22,174
5.00%, 03/15/2031	115,000	129,147
5.00%, 08/01/2031	245,000	276,106
5.00%, 06/01/2032	1,140,000	1,296,248
2.00%, 08/01/2032	60,000	54,067
2.13%, 08/01/2033	25,000	22,224
5.00%, 06/01/2034	225,000	250,145
2.25%, 08/01/2034	50,000	43,145
State of Maryland Department of Transportation
5.00%, 10/01/2027	20,000	21,066
4.00%, 10/01/2030	735,000	773,251
3.00%, 11/01/2030	85,000	84,791
3.00%, 09/01/2031	20,000	19,916
2.13%, 10/01/2031	105,000	96,950
2.50%, 10/01/2033	415,000	379,267
3.00%, 10/01/2033	65,000	62,207
3.50%, 10/01/2033	70,000	69,702
		6,425,781
Massachusetts — 1.1%
Commonwealth of Massachusetts
5.00%, 11/01/2031	40,000	45,186
5.00%, 01/01/2033	100,000	104,423
3.00%, 11/01/2034	50,000	48,103
3.00%, 03/01/2035	1,000,000	957,266
Massachusetts Development Finance Agency
5.00%, 10/01/2027	25,000	26,364
5.00%, 07/01/2050(a)	70,000	76,045
Massachusetts Housing Finance Agency
3.35%, 06/01/2027	265,000	264,764
3.05%, 12/01/2027	590,000	592,781
		2,114,932
Michigan — 2.8%
Detroit Regional Convention Facility Authority, 5.00%, 10/01/2032	600,000	668,031
Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/01/2031	1,750,000	1,955,581
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2029	20,000	21,827
Michigan Finance Authority
5.00%, 04/15/2033	30,000	33,069
3.00%, 11/15/2033	600,000	566,276

The accompanying notes are an integral part of these financial statements.

75

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Michigan — continued
Michigan State Building Authority
5.00%, 10/15/2030	$215,000	$219,702
5.00%, 04/15/2031	235,000	235,117
5.00%, 04/15/2033	500,000	566,627
Michigan State Housing Development Authority
3.10%, 12/01/2031	375,000	365,948
4.50%, 12/01/2042(a)	25,000	25,144
Michigan State University, 5.00%, 08/15/2029	40,000	43,771
State of Michigan
5.00%, 03/15/2026	190,000	192,178
5.00%, 05/01/2027	15,000	15,639
State of Michigan Trunk Line Revenue
5.00%, 11/15/2030	20,000	22,432
5.00%, 11/15/2031	140,000	158,634
5.00%, 11/15/2032	100,000	111,679
Utica Community Schools, 5.00%, 05/01/2026	55,000	55,814
		5,257,469
Minnesota — 1.4%
City of Rochester MN, 5.00%, 11/15/2034	90,000	102,408
Farmington Independent School District No 192, 5.00%, 02/01/2027	20,000	20,709
Minnesota Public Facilities Authority State Revolving Fund, 5.00%, 03/01/2033	20,000	22,857
Osseo Independent School District No 279, 5.00%, 02/01/2034	95,000	104,682
South Washington County Independent School District No 833, 5.00%, 02/01/2028	150,000	159,220
State of Minnesota
5.00%, 08/01/2026	65,000	66,448
5.00%, 08/01/2028	1,045,000	1,126,106
5.00%, 09/01/2028	95,000	102,216
5.00%, 08/01/2029	420,000	461,237
5.00%, 09/01/2029	115,000	126,343
5.00%, 09/01/2030	20,000	22,378
5.00%, 08/01/2031	20,000	22,598
5.00%, 11/01/2031	105,000	117,788
5.00%, 08/01/2033	100,000	114,227
		2,569,217
Mississippi — 1.1%
State of Mississippi
5.00%, 10/01/2028	10,000	10,516
5.00%, 11/01/2032	175,000	177,911
4.00%, 11/01/2034	20,000	20,004
5.00%, 11/01/2034	50,000	51,387

The accompanying notes are an integral part of these financial statements.

76

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Mississippi — continued
4.00%, 11/01/2035	$1,630,000	$1,634,404
5.00%, 11/01/2035	20,000	20,555
West Rankin Utility Authority, 5.00%, 01/01/2048	150,000	158,898
		2,073,675
Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2028	220,000	232,672
5.00%, 06/01/2031	20,000	21,946
4.00%, 05/01/2051(a)	70,000	70,371
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033	20,000	18,062
		343,051
Montana — 0.0%(b)
City of Forsyth MT, 3.90%, 03/01/2031(a)	85,000	84,794
Nebraska — 0.0%(b)
Omaha Public Power District, 5.00%, 02/01/2027	20,000	20,704
Nevada — 0.8%
County of Clark Department of Aviation, 5.00%, 07/01/2032	100,000	106,799
County of Clark NV
5.00%, 07/01/2030	80,000	88,863
2.10%, 06/01/2031	105,000	94,361
Las Vegas Valley Water District
5.00%, 06/01/2027	105,000	109,526
5.00%, 06/01/2028	15,000	16,049
5.00%, 06/01/2029	20,000	21,889
5.00%, 06/01/2032	35,000	39,583
5.00%, 06/01/2033	20,000	22,753
5.00%, 06/01/2034	25,000	28,492
State of Nevada, 5.00%, 05/01/2032	25,000	28,288
State of Nevada Highway Improvement Revenue
3.00%, 12/01/2029	780,000	780,904
5.00%, 12/01/2030	50,000	51,846
4.00%, 12/01/2033	80,000	80,258
Truckee Meadows Water Authority, 5.00%, 07/01/2033	20,000	22,792
		1,492,403
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank, 5.00%, 02/15/2034	85,000	96,917
New Jersey — 3.1%
New Jersey Economic Development Authority
5.00%, 07/01/2027	25,000	25,905

The accompanying notes are an integral part of these financial statements.

77

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
New Jersey — continued
5.50%, 06/15/2029	$55,000	$57,046
5.00%, 11/01/2029	90,000	98,596
5.50%, 06/15/2030	65,000	67,419
5.50%, 06/15/2031	140,000	145,209
3.13%, 07/01/2031	335,000	328,043
4.00%, 07/01/2034	90,000	88,275
5.00%, 06/15/2036	175,000	180,413
New Jersey Health Care Facilities Financing Authority, 4.00%, 07/01/2035	190,000	190,083
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(c)	195,000	187,977
0.00%, 12/15/2027(c)	40,000	37,490
5.00%, 06/15/2028	160,000	170,593
0.00%, 12/15/2028(c)	200,000	181,968
5.00%, 12/15/2028	20,000	21,551
0.00%, 12/15/2029(c)	290,000	255,143
5.00%, 06/15/2030	650,000	719,938
0.00%, 12/15/2030(c)	25,000	21,158
4.10%, 06/15/2031	60,000	60,315
0.00%, 12/15/2031(c)	20,000	16,207
5.00%, 12/15/2031	100,000	108,186
5.00%, 06/15/2032	435,000	484,878
5.25%, 06/15/2032	95,000	107,939
0.00%, 12/15/2032(c)	920,000	718,701
5.00%, 12/15/2032	20,000	21,457
0.00%, 12/15/2033(c)	165,000	121,739
5.00%, 12/15/2033	230,000	241,127
5.00%, 06/15/2034	40,000	43,413
0.00%, 12/15/2034(c)	80,000	56,551
5.00%, 06/15/2035	35,000	38,663
New Jersey Turnpike Authority
5.00%, 01/01/2027	145,000	149,504
5.00%, 01/01/2031	555,000	579,260
5.00%, 01/01/2033	90,000	93,513
Tobacco Settlement Financing Corp.
5.00%, 06/01/2026	30,000	30,394
5.00%, 06/01/2030	110,000	114,816
		5,763,470
New Mexico — 0.4%
City of Farmington NM, 3.90%, 06/01/2040(a)	20,000	20,310
New Mexico Finance Authority, 5.00%, 06/15/2028	30,000	32,153

The accompanying notes are an integral part of these financial statements.

78

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
New Mexico — continued
State of New Mexico
5.00%, 03/01/2027	$15,000	$15,573
5.00%, 03/01/2028	15,000	15,935
5.50%, 03/01/2028	100,000	107,440
5.00%, 03/01/2029	205,000	222,995
5.00%, 03/01/2030	20,000	22,115
5.00%, 03/01/2031	20,000	22,398
5.00%, 03/01/2032	20,000	22,600
5.00%, 03/01/2033	155,000	168,092
State of New Mexico Severance Tax Permanent Fund
5.00%, 07/01/2028	50,000	53,488
5.00%, 07/01/2029	45,000	49,144
5.00%, 07/01/2030	50,000	55,467
		807,710
New York — 6.3%
City of New York NY
5.00%, 08/01/2027	25,000	26,208
5.00%, 08/01/2029	265,000	270,002
5.00%, 10/01/2031	40,000	44,437
4.00%, 08/01/2032	120,000	120,153
5.00%, 08/01/2032	1,250,000	1,399,803
5.00%, 12/01/2032	90,000	91,948
3.00%, 08/01/2034	180,000	169,172
5.00%, 08/01/2034	20,000	22,153
3.00%, 10/01/2034	120,000	112,699
County of Westchester NY, 4.00%, 12/01/2027	20,000	20,458
Empire State Development Corp.
5.00%, 03/15/2029	155,000	169,637
5.00%, 03/15/2030	60,000	66,548
5.00%, 03/15/2033	90,000	96,482
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2027	20,000	20,789
5.00%, 02/15/2031	20,000	22,560
5.00%, 02/15/2032	95,000	97,562
5.00%, 02/15/2033	60,000	61,535
Long Island Power Authority
5.00%, 09/01/2030	20,000	22,358
5.00%, 09/01/2033	35,000	39,888
3.00%, 09/01/2049	35,000	34,860
1.50%, 09/01/2051(a)	25,000	24,563

The accompanying notes are an integral part of these financial statements.

79

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority
5.00%, 11/15/2028	$35,000	$36,655
0.00%, 11/15/2032(c)	40,000	30,932
3.00%, 11/15/2032	100,000	91,993
4.00%, 11/15/2032	85,000	85,184
Metropolitan Transportation Authority Dedicated Tax Fund
3.00%, 11/15/2028	120,000	119,711
0.00%, 11/15/2032(c)	70,000	54,631
3.13%, 11/15/2033	35,000	33,046
Nassau County Local Economic Assistance Corp., 5.00%, 01/01/2032	120,000	136,521
New York City Housing Development Corp.
3.40%, 11/01/2062(a)	50,000	49,884
3.70%, 05/01/2063(a)	15,000	14,989
3.73%, 05/01/2063(a)	20,000	20,053
3.63%, 11/01/2063(a)	20,000	20,210
3.80%, 11/01/2063(a)	35,000	35,456
New York City Municipal Water Finance Authority, 5.00%, 06/15/2029	35,000	38,470
New York City Transitional Finance Authority
5.00%, 05/01/2028	20,000	21,319
5.00%, 11/01/2030	20,000	22,289
5.00%, 05/01/2032	20,000	22,372
5.00%, 11/01/2034	10,000	11,337
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2027	230,000	240,317
5.00%, 07/15/2029	20,000	21,812
5.00%, 07/15/2030	30,000	33,197
5.00%, 07/15/2031	45,000	48,036
3.13%, 07/15/2032	85,000	84,386
5.00%, 07/15/2033	1,020,000	1,152,310
4.00%, 07/15/2035	20,000	20,219
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2027	255,000	268,702
5.00%, 11/01/2028	155,000	167,468
5.00%, 11/01/2029	60,000	62,279
3.00%, 08/01/2030	35,000	34,915
5.00%, 11/01/2030	35,000	39,006
3.00%, 02/01/2033	225,000	223,676
3.00%, 02/01/2035	495,000	461,112
New York Liberty Development Corp., 2.10%, 11/15/2032	30,000	25,805
New York State Dormitory Authority
5.00%, 03/15/2026	255,000	257,986

The accompanying notes are an integral part of these financial statements.

80

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
New York — continued
5.00%, 03/15/2027	$105,000	$109,199
5.00%, 02/15/2028	130,000	134,991
5.00%, 02/15/2031	40,000	43,773
5.00%, 02/15/2032	310,000	321,572
5.00%, 03/15/2032	165,000	180,556
2.00%, 07/01/2033	365,000	316,682
4.00%, 03/15/2034	20,000	20,160
5.00%, 07/01/2034	20,000	22,301
5.00%, 10/01/2034	20,000	21,756
5.00%, 05/01/2035	35,000	38,326
5.00%, 07/01/2035	65,000	64,874
New York State Housing Finance Agency
0.65%, 11/01/2056(a)	15,000	14,890
2.50%, 11/01/2060(a)	115,000	114,097
3.10%, 05/01/2062(a)	235,000	234,412
3.45%, 05/01/2062(a)	35,000	34,919
3.60%, 11/01/2062(a)	455,000	453,955
3.65%, 11/01/2062(a)	65,000	64,861
3.75%, 11/01/2062(a)	20,000	20,116
3.80%, 11/01/2062(a)	125,000	124,736
3.45%, 11/01/2063(a)	90,000	90,159
3.60%, 11/01/2063(a)	20,000	20,124
3.88%, 11/01/2063(a)	45,000	45,036
New York State Thruway Authority
5.00%, 01/01/2032	70,000	79,288
5.00%, 01/01/2033	25,000	28,506
New York Transportation Development Corp., 5.00%, 12/01/2033	35,000	37,371
Port Authority of New York & New Jersey
5.00%, 10/15/2027(d)	55,000	57,337
4.00%, 12/01/2027	15,000	15,532
Suffolk County Water Authority
3.00%, 06/01/2028	130,000	129,705
3.00%, 06/01/2032	305,000	304,244
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2029	1,035,000	1,145,407
0.00%, 11/15/2030(c)	135,000	114,933
5.00%, 11/15/2031	20,000	22,637
0.00%, 11/15/2032(c)	25,000	19,636
5.00%, 11/15/2034	20,000	22,308
5.00%, 05/15/2050(a)	175,000	177,366

The accompanying notes are an integral part of these financial statements.

81

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
New York — continued
Trust for Cultural Resources of The City of New York
5.00%, 07/01/2031	$50,000	$56,105
4.00%, 12/01/2033	30,000	30,556
4.00%, 12/01/2034	20,000	20,240
Utility Debt Securitization Authority
5.00%, 06/15/2031	20,000	21,691
3.00%, 12/15/2032	20,000	19,716
		11,714,166
North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority
1.95%, 01/15/2048(a)	20,000	18,691
3.45%, 01/15/2048(a)	20,000	19,970
3.25%, 01/15/2050(a)	25,000	25,079
City of Charlotte NC Water & Sewer System Revenue, 5.00%, 07/01/2027	30,000	31,415
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	90,000	94,677
County of Guilford NC, 5.00%, 03/01/2035	640,000	735,091
County of Mecklenburg NC, 5.00%, 09/01/2030	20,000	22,378
County of Wake NC, 5.00%, 05/01/2030	95,000	105,754
Nash Health Care Systems, 5.00%, 02/01/2032	20,000	21,822
State of North Carolina
5.00%, 03/01/2026	50,000	50,532
5.00%, 05/01/2027	230,000	239,947
5.00%, 05/01/2029	110,000	120,063
3.00%, 05/01/2031	20,000	19,814
5.00%, 05/01/2031	125,000	140,201
3.00%, 05/01/2033	25,000	24,304
3.00%, 05/01/2034	115,000	109,597
		1,779,335
Ohio — 2.5%
American Municipal Power, Inc., 4.00%, 02/15/2034	20,000	20,251
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2029	235,000	249,275
5.00%, 06/01/2030	20,000	21,401
5.00%, 06/01/2032	25,000	26,336
5.00%, 06/01/2033	115,000	120,278
5.00%, 06/01/2034	125,000	129,858
City of Columbus OH
5.00%, 04/01/2027	30,000	31,209
5.00%, 08/15/2027	40,000	42,013
5.00%, 08/15/2028	75,000	80,724
City of Columbus OH Sewerage Revenue, 5.00%, 06/01/2032	20,000	20,258

The accompanying notes are an integral part of these financial statements.

82

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Ohio — continued
County of Cuyahoga OH, 5.00%, 12/01/2026	$60,000	$61,669
County of Hamilton OH Sales Tax Revenue
4.00%, 12/01/2031	60,000	60,509
4.00%, 12/01/2032	135,000	135,894
Northeast Ohio Regional Sewer District, 5.00%, 11/15/2032	20,000	22,702
Ohio State University, 5.00%, 12/01/2029	45,000	49,618
Ohio Water Development Authority
5.00%, 12/01/2026	110,000	113,457
5.00%, 06/01/2027	80,000	83,603
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 06/01/2027	45,000	47,027
5.00%, 12/01/2027	195,000	204,389
5.00%, 12/01/2029	20,000	22,087
5.00%, 12/01/2030	70,000	72,694
5.00%, 12/01/2032	20,000	22,793
5.00%, 06/01/2033	105,000	113,832
5.00%, 12/01/2033	30,000	34,274
3.00%, 12/01/2034	60,000	56,541
Rickenbacker Port Authority, 5.38%, 01/01/2032	20,000	22,022
State of Ohio
5.00%, 12/15/2025	165,000	165,771
5.00%, 12/15/2026	100,000	103,095
5.00%, 01/01/2027	150,000	154,579
5.00%, 02/01/2027	35,000	36,201
5.00%, 05/01/2027	95,000	99,045
4.00%, 09/01/2027	20,000	20,636
5.00%, 09/15/2027	60,000	63,118
5.00%, 12/15/2027	20,000	21,163
5.00%, 05/01/2028	10,000	10,684
5.00%, 12/15/2028	40,000	43,317
5.00%, 09/01/2030	120,000	133,971
5.00%, 10/01/2031	1,240,000	1,401,641
5.00%, 09/01/2032	20,000	22,728
3.25%, 01/01/2035	475,000	451,693
5.00%, 05/01/2039	40,000	41,696
5.00%, 08/15/2054(a)	25,000	27,463
		4,661,515
Oklahoma — 0.9%
Canadian County Educational Facilities Authority, 3.00%, 09/01/2029	185,000	184,547
Cleveland County Independent School District No 2 Moore, 4.00%, 03/01/2027	135,000	137,683

The accompanying notes are an integral part of these financial statements.

83

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Oklahoma — continued
Cleveland County Independent School District No 29 Norman, 4.00%, 03/01/2027	$30,000	$30,632
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2027	30,000	31,338
5.00%, 07/01/2029	1,010,000	1,106,172
Oklahoma County Independent School District No 89 Oklahoma City, 3.00%, 07/01/2027	20,000	20,160
Oklahoma Industries Authority, 5.00%, 04/01/2027	25,000	25,885
Tulsa County Industrial Authority, 5.00%, 09/01/2027	60,000	62,746
		1,599,163
Oregon — 0.2%
City of Portland OR Sewer System Revenue
5.00%, 12/01/2030	45,000	50,265
5.00%, 12/01/2032	20,000	22,667
Oregon State Business Development Commission, 3.80%, 12/01/2040(a)	55,000	55,687
Oregon State Facilities Authority, 5.00%, 07/01/2047	20,000	20,888
State of Oregon
5.00%, 05/01/2027	60,000	62,555
5.00%, 05/01/2028	80,000	85,468
5.00%, 05/01/2029	35,000	38,228
5.00%, 05/01/2034	20,000	22,556
State of Oregon Department of Transportation, 5.00%, 05/15/2028	15,000	16,032
Tri-County Metropolitan Transportation District of Oregon, 5.00%, 09/01/2041	15,000	15,358
		389,704
Pennsylvania — 5.6%
Allegheny County Hospital Development Authority
5.00%, 07/15/2028	345,000	365,165
5.00%, 07/15/2031	200,000	212,538
5.00%, 07/15/2033	10,000	10,508
5.00%, 07/15/2034	20,000	20,907
City of Philadelphia PA, 5.00%, 08/01/2033	1,000,000	1,135,309
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 09/01/2027	20,000	20,947
Commonwealth of Pennsylvania
5.00%, 05/01/2027	20,000	20,835
5.00%, 01/01/2028	470,000	484,569
5.00%, 09/01/2028	15,000	16,121
3.00%, 03/15/2030	70,000	69,833
5.00%, 10/01/2030	20,000	22,269
5.00%, 08/15/2032	80,000	90,342
5.00%, 09/01/2032	1,350,000	1,528,831
3.00%, 09/15/2033	55,000	52,471

The accompanying notes are an integral part of these financial statements.

84

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Pennsylvania — continued
4.00%, 03/01/2034	$575,000	$585,525
5.00%, 08/15/2034	750,000	852,961
3.00%, 02/01/2035	295,000	278,529
4.00%, 03/15/2035	50,000	49,893
3.00%, 05/15/2035	215,000	196,067
Delaware Valley Regional Finance Authority
5.50%, 08/01/2028	30,000	32,433
4.00%, 03/01/2035	70,000	72,142
Erie City Water Authority, 5.00%, 12/01/2043	25,000	25,717
General Authority of Southcentral Pennsylvania, 5.00%, 06/01/2034	50,000	56,009
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2033	95,000	100,771
Northampton County General Purpose Authority, 5.00%, 08/15/2034	45,000	49,155
Pennsylvania Economic Development Financing Authority, 5.00%, 03/15/2060(a)	30,000	32,058
Pennsylvania Housing Finance Agency
2.80%, 10/01/2031	215,000	205,549
3.20%, 10/01/2031	50,000	49,556
3.20%, 10/01/2032	30,000	29,476
3.45%, 10/01/2032	40,000	39,941
Pennsylvania Turnpike Commission
4.00%, 06/01/2033	355,000	355,199
5.00%, 12/01/2034	1,000,000	1,136,146
Philadelphia Authority for Industrial Development, 5.00%, 07/01/2027	45,000	46,998
Pittsburgh Water & Sewer Authority, 4.00%, 09/01/2034	560,000	571,864
School District of Philadelphia
5.00%, 09/01/2026	60,000	61,321
5.00%, 06/01/2027	55,000	57,150
5.00%, 06/01/2034	80,000	88,911
State Public School Building Authority, 5.00%, 06/01/2031	35,000	35,727
Temple University-of The Commonwealth System of Higher Education, 5.00%, 04/01/2030	1,250,000	1,378,863
University of Pittsburgh-of the Commonwealth System of Higher Education, 5.00%, 02/15/2029	25,000	27,024
		10,465,630
Rhode Island — 0.0%(b)
Rhode Island Health and Educational Building Corp.
5.00%, 09/01/2029	20,000	20,866
5.00%, 05/15/2034	40,000	43,422
		64,288
South Carolina — 1.3%
County of Florence SC, 5.00%, 06/01/2028	20,000	21,366

The accompanying notes are an integral part of these financial statements.

85

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
South Carolina — continued
Greenville County School District, 5.00%, 12/01/2027	$15,000	$15,858
Patriots Energy Group Financing Agency, 5.25%, 02/01/2054(a)	650,000	702,892
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2031	750,000	830,018
5.00%, 04/01/2034	30,000	33,158
South Carolina Public Service Authority, 5.00%, 12/01/2028	750,000	809,653
South Carolina Transportation Infrastructure Bank, 4.00%, 10/01/2033	40,000	41,684
		2,454,629
South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, 5.00%, 07/01/2031	750,000	822,776
Tennessee — 0.9%
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2031	40,000	43,643
5.00%, 07/01/2033	130,000	142,091
5.00%, 07/01/2034	20,000	21,598
Knox County Health Educational & Housing Facility Board, 3.95%, 12/01/2027(a)	20,000	19,990
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2028	25,000	26,484
5.00%, 07/01/2033	365,000	402,533
5.00%, 10/01/2034	85,000	96,364
Metropolitan Government of Nashville & Davidson County TN
5.00%, 01/01/2028	95,000	100,547
5.00%, 07/01/2029	25,000	26,713
5.00%, 07/01/2032	90,000	94,681
3.00%, 01/01/2034	40,000	38,116
3.00%, 01/01/2035	65,000	60,818
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, 5.00%, 05/15/2028	35,000	37,380
State of Tennessee
5.00%, 05/01/2028	70,000	74,841
5.00%, 05/01/2029	90,000	98,399
5.00%, 05/01/2030	20,000	22,264
5.00%, 05/01/2032	20,000	22,761
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049(a)	70,000	69,996
5.00%, 05/01/2052(a)	180,000	190,393
		1,589,612
Texas — 10.1%
Board of Regents of the University of Texas System
5.00%, 08/15/2026	10,000	10,227

The accompanying notes are an integral part of these financial statements.

86

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Texas — continued
5.00%, 08/15/2027	$75,000	$78,643
5.00%, 08/15/2028	1,065,000	1,146,135
5.00%, 08/15/2030	25,000	27,806
5.00%, 08/15/2033	20,000	22,667
Central Texas Turnpike System
5.00%, 08/15/2033	1,020,000	1,142,879
5.00%, 08/15/2034	20,000	22,343
City of Austin TX, 5.00%, 09/01/2033	70,000	79,191
City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2028	35,000	37,656
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2026	160,000	164,718
5.00%, 11/15/2029	40,000	43,938
City of Dallas TX
5.00%, 02/15/2026	45,000	45,392
5.00%, 02/15/2028	35,000	37,109
5.00%, 02/15/2032	10,000	11,170
City of Dallas TX Hotel Occupancy Tax Revenue, 5.00%, 08/15/2026	25,000	25,484
City of Houston TX, 5.00%, 03/01/2028	15,000	15,503
City of Houston TX Airport System Revenue, 5.00%, 07/01/2029	285,000	303,155
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2026	1,150,000	1,183,776
5.00%, 11/15/2027	20,000	21,081
0.00%, 12/01/2028(c)	35,000	31,953
5.75%, 12/01/2032	215,000	254,727
5.00%, 11/15/2034	120,000	134,782
City of San Antonio TX, 5.00%, 08/01/2027	650,000	682,356
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2028	455,000	480,877
5.00%, 02/01/2029	30,000	30,604
3.00%, 02/01/2030	1,515,000	1,520,789
5.00%, 02/01/2030	10,000	10,977
5.00%, 02/01/2032	220,000	221,260
2.00%, 02/01/2049(a)	20,000	19,261
3.65%, 02/01/2053(a)	225,000	224,628
Clear Creek Independent School District, 5.00%, 02/15/2031	55,000	61,208
Clifton Higher Education Finance Corp., 5.00%, 02/15/2035	215,000	235,122
Comal Independent School District
5.00%, 02/15/2028	20,000	21,220
5.00%, 02/15/2034	70,000	78,981
Conroe Independent School District
5.00%, 02/15/2027	90,000	93,222

The accompanying notes are an integral part of these financial statements.

87

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Texas — continued
5.00%, 02/15/2029	$30,000	$32,540
County of Bexar TX, 5.00%, 06/15/2030	60,000	61,040
County of Harris TX
5.00%, 09/15/2026	35,000	35,906
5.00%, 10/01/2027	20,000	21,045
5.00%, 08/15/2030	415,000	421,875
5.00%, 09/15/2032	75,000	84,435
5.00%, 08/15/2033	20,000	20,260
County of Williamson TX, 5.00%, 02/15/2028	20,000	21,210
Cypress-Fairbanks Independent School District
5.00%, 02/15/2026	20,000	20,189
5.00%, 02/15/2027	85,000	88,031
5.00%, 02/15/2028	20,000	21,225
Dallas Area Rapid Transit
5.00%, 12/01/2026	20,000	20,589
5.00%, 12/01/2027	110,000	116,017
5.00%, 12/01/2028	75,000	80,836
5.25%, 12/01/2030	30,000	33,656
Dallas College
5.00%, 02/15/2026	15,000	15,136
5.00%, 02/15/2030	35,000	38,518
5.00%, 02/15/2031	265,000	295,195
Dallas Fort Worth International Airport
5.00%, 11/01/2028	50,000	53,879
5.00%, 11/01/2031	55,000	61,600
4.00%, 11/01/2034	20,000	20,319
Dallas Independent School District
5.00%, 02/15/2027	90,000	93,222
5.00%, 02/15/2028	20,000	21,251
3.00%, 02/15/2035	445,000	411,848
Denton Independent School District, 5.00%, 08/15/2032	25,000	28,081
Fort Bend Independent School District, 0.72%, 08/01/2051(a)	240,000	233,406
Garland Independent School District, 5.00%, 02/15/2034	70,000	78,150
Harris County Cultural Education Facilities Finance Corp.
5.00%, 05/15/2029	30,000	32,088
5.00%, 07/01/2033	90,000	101,224
5.00%, 10/01/2051(a)	55,000	60,651
Harris County Industrial Development Corp., 4.05%, 11/01/2050(a)	25,000	25,061
Harris County-Houston Sports Authority, 5.00%, 11/15/2027	1,000,000	1,052,497
Hurst-Euless-Bedford Independent School District, 5.00%, 08/15/2033	20,000	22,652
Irving Independent School District, 5.00%, 02/15/2033	20,000	22,346

The accompanying notes are an integral part of these financial statements.

88

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Texas — continued
Katy Independent School District, 5.00%, 02/15/2029	$20,000	$21,652
Leander Independent School District, 5.00%, 02/15/2028	50,000	52,853
Lewisville Independent School District
5.00%, 08/15/2028	20,000	21,455
5.00%, 08/15/2032	40,000	45,091
Lower Colorado River Authority
5.00%, 05/15/2027	70,000	72,852
5.00%, 05/15/2028	210,000	223,539
5.00%, 05/15/2029	225,000	244,360
5.00%, 05/15/2030	10,000	11,026
5.00%, 05/15/2031	1,000,000	1,113,582
5.00%, 05/15/2034	55,000	61,871
Matagorda County Navigation District No 1
2.60%, 11/01/2029	450,000	435,335
4.40%, 05/01/2030	95,000	99,628
Midland Independent School District
5.00%, 02/15/2027	25,000	25,921
5.00%, 02/15/2028	20,000	21,220
5.00%, 02/15/2030	50,000	55,115
5.00%, 02/15/2033	20,000	22,535
North East Independent School District, 3.75%, 08/01/2049(a)	20,000	20,277
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/2028	20,000	21,483
North Texas Tollway Authority
0.00%, 01/01/2032(c)	20,000	16,137
5.00%, 01/01/2033	85,000	86,814
0.00%, 01/01/2034(c)	20,000	14,737
Northside Independent School District, 2.00%, 06/01/2052(a)	30,000	29,452
Northwest Independent School District, 5.00%, 02/15/2042	50,000	50,449
Permanent University Fund - Texas A&M University System, 5.00%, 07/01/2033	25,000	28,396
Permanent University Fund - University of Texas System
5.00%, 07/01/2033	25,000	28,340
5.00%, 07/01/2034	15,000	16,631
Pflugerville Independent School District, 5.00%, 02/15/2033	15,000	16,643
Plano Independent School District
5.00%, 02/15/2027	55,000	56,865
5.00%, 02/15/2030	110,000	121,009
Round Rock Independent School District, 4.00%, 08/01/2032	60,000	61,842
San Antonio Water System
5.00%, 05/15/2027	55,000	57,213
5.00%, 05/15/2035	25,000	28,349

The accompanying notes are an integral part of these financial statements.

89

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 07/01/2032	$365,000	$398,819
5.00%, 07/01/2053(a)	490,000	528,997
Tarrant Regional Water District Water Supply System Revenue, 5.00%, 03/01/2030	115,000	126,699
Texas A&M University
5.00%, 05/15/2027	70,000	73,055
5.00%, 05/15/2028	20,000	20,758
5.00%, 05/15/2032	535,000	605,306
5.00%, 05/15/2034	45,000	51,205
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 12/31/2032	20,000	21,121
Texas State University System, 5.00%, 03/15/2029	80,000	82,682
Texas Tech University System, 5.00%, 02/15/2033	20,000	22,520
Texas Transportation Commission
5.00%, 04/01/2026	20,000	20,255
5.00%, 04/01/2031	20,000	22,283
Texas Water Development Board
5.00%, 08/01/2026	30,000	30,663
5.00%, 10/15/2026	25,000	25,693
5.00%, 08/01/2027	10,000	10,489
5.00%, 08/01/2028	40,000	42,955
5.00%, 08/01/2029	125,000	137,027
5.00%, 10/15/2030	55,000	61,265
5.00%, 10/15/2031	40,000	44,878
4.00%, 10/15/2032	95,000	96,112
5.00%, 10/15/2032	10,000	11,284
3.00%, 10/15/2033	165,000	156,282
4.00%, 10/15/2033	65,000	65,526
3.00%, 10/15/2034	90,000	83,794
Trinity River Authority Central Regional Wastewater System Revenue
5.00%, 08/01/2026	65,000	66,376
5.00%, 08/01/2029	325,000	354,365
3.00%, 08/01/2031	40,000	39,726
3.00%, 08/01/2032	80,000	78,666
University of North Texas System, 5.00%, 04/15/2033	85,000	95,778
		18,824,069
Utah — 1.2%
County of Utah UT, 5.00%, 05/15/2060(a)	135,000	137,199
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2033	1,000,000	1,121,387
Intermountain Power Agency
5.00%, 07/01/2026	320,000	325,477

The accompanying notes are an integral part of these financial statements.

90

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Utah — continued
5.00%, 07/01/2027	$35,000	$36,445
5.00%, 07/01/2031	320,000	353,979
Nebo School District
5.00%, 07/01/2026	50,000	50,964
5.00%, 07/01/2027	15,000	15,691
5.00%, 07/01/2028	50,000	53,588
State of Utah, 5.00%, 07/01/2027	25,000	26,156
University of Utah
5.00%, 08/01/2027	20,000	20,955
5.00%, 08/01/2029	20,000	21,838
5.00%, 08/01/2030	40,000	44,290
		2,207,969
Virginia — 1.0%
County of Fairfax VA
5.00%, 10/01/2026	100,000	102,579
5.00%, 10/01/2028	25,000	26,994
5.00%, 10/01/2032	20,000	22,598
Fairfax County Industrial Development Authority
5.00%, 05/15/2031	35,000	35,414
5.00%, 05/15/2032	70,000	78,457
Virginia College Building Authority
5.00%, 02/01/2026	20,000	20,169
5.00%, 02/01/2027	160,000	165,742
5.00%, 02/01/2028	15,000	15,904
4.00%, 02/01/2029	315,000	320,115
5.00%, 02/01/2031	90,000	92,562
3.00%, 02/01/2032	50,000	49,563
3.00%, 02/01/2035	295,000	276,290
Virginia Commonwealth Transportation Board
5.00%, 09/15/2026	15,000	15,368
5.00%, 05/15/2027	125,000	130,263
5.00%, 05/15/2029	285,000	310,894
Virginia Housing Development Authority, 3.63%, 07/01/2055(a)	5,000	4,988
Virginia Public Building Authority
5.00%, 08/01/2030	100,000	111,605
5.00%, 08/01/2031	35,000	39,423
5.00%, 08/01/2033	20,000	22,119
Virginia Public School Authority, 5.00%, 04/15/2027	55,000	57,248
		1,898,295

The accompanying notes are an integral part of these financial statements.

91

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Washington — 5.4%
Benton County School District No 400 Richland, 5.00%, 12/01/2027	$25,000	$26,373
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2030	270,000	299,725
5.00%, 11/01/2032	45,000	45,085
5.00%, 11/01/2035	95,000	95,180
City of Seattle WA Municipal Light & Power Revenue, 5.00%, 09/01/2031	165,000	173,211
County of King WA, 5.00%, 07/01/2033	30,000	34,233
County of King WA Sewer Revenue
4.00%, 07/01/2030	310,000	312,085
5.00%, 01/01/2032	35,000	39,470
4.00%, 07/01/2032	20,000	20,085
Energy Northwest
5.00%, 07/01/2026	20,000	20,386
5.00%, 07/01/2027	50,000	52,293
5.00%, 07/01/2028	70,000	74,963
5.00%, 07/01/2030	365,000	388,153
5.00%, 07/01/2031	90,000	95,316
5.00%, 07/01/2031	35,000	39,274
5.00%, 07/01/2032	20,000	21,081
5.00%, 07/01/2033	65,000	73,733
Franklin County School District No 1 Pasco, 4.00%, 12/01/2027	20,000	20,664
Grant County Public Utility District No 2 Electric Revenue, 4.00%, 01/01/2026	1,560,000	1,566,416
King County School District No 401 Highline, 5.00%, 12/01/2026	55,000	55,204
King County School District No 411 Issaquah
4.00%, 12/01/2028	35,000	36,673
3.00%, 12/01/2030	30,000	29,932
5.00%, 12/01/2032	90,000	94,027
King County School District No 414 Lake Washington, 5.00%, 12/01/2028	20,000	21,641
Port of Seattle WA, 5.00%, 03/01/2034	30,000	34,166
Seattle Housing Authority, 1.00%, 06/01/2026	225,000	220,274
Snohomish County Housing Authority, 4.00%, 04/01/2033	1,810,000	1,850,371
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2030	20,000	22,361
5.00%, 12/01/2031	20,000	22,550
5.00%, 12/01/2033	55,000	62,621
Snohomish County School District No 201 Snohomish, 5.00%, 12/01/2028	170,000	184,114
State of Washington
5.00%, 02/01/2026	20,000	20,167
5.00%, 02/01/2027	90,000	93,204
5.00%, 06/01/2027	25,000	26,095
5.00%, 08/01/2027	45,000	47,182

The accompanying notes are an integral part of these financial statements.

92

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Washington — continued
5.00%, 02/01/2028	$25,000	$26,537
5.00%, 07/01/2028	20,000	21,441
5.00%, 08/01/2028	350,000	375,954
5.00%, 02/01/2029	105,000	114,016
5.00%, 06/01/2029	60,000	65,600
5.00%, 07/01/2029	220,000	221,322
5.00%, 08/01/2029	105,000	115,185
5.00%, 02/01/2030	160,000	177,042
4.00%, 07/01/2030	20,000	21,323
5.00%, 08/01/2030	70,000	78,055
5.00%, 02/01/2031	185,000	207,003
5.00%, 08/01/2031	370,000	401,823
5.00%, 08/01/2033	70,000	79,694
5.00%, 08/01/2034	30,000	34,231
5.00%, 02/01/2035	85,000	92,048
University of Washington, 5.00%, 04/01/2033	1,020,000	1,157,188
Washington Health Care Facilities Authority
4.00%, 10/01/2034	420,000	418,952
5.00%, 01/01/2047	120,000	123,456
5.00%, 08/01/2049(a)	120,000	120,473
		10,069,651
West Virginia — 0.3%
West Virginia Economic Development Authority, 3.38%, 03/01/2040(a)	545,000	550,155
Wisconsin — 1.0%
State of Wisconsin
5.00%, 11/01/2026	220,000	226,361
5.00%, 05/01/2027	25,000	26,064
5.00%, 05/01/2028	275,000	293,578
5.00%, 05/01/2029	95,000	101,929
5.00%, 05/01/2030	385,000	427,327
5.00%, 11/01/2030	185,000	191,797
5.00%, 05/01/2031	165,000	185,249
5.00%, 05/01/2032	100,000	113,216
5.00%, 05/01/2033	80,000	91,097
State of Wisconsin Environmental Improvement Fund Revenue, 5.00%, 06/01/2033	55,000	62,559
Wisconsin Department of Transportation
5.00%, 07/01/2030	30,000	33,410
5.00%, 07/01/2031	25,000	28,153
5.00%, 07/01/2032	25,000	28,374

The accompanying notes are an integral part of these financial statements.

93

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Par	Value
Municipal Bonds — continued
Wisconsin — continued
5.00%, 07/01/2033	$70,000	$79,928
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.75%, 05/01/2054(a)	30,000	29,937
		1,918,979
Total Municipal Bonds (Cost $174,153,585)		174,936,822
	Shares
Exchange Traded Funds — 4.1%
iShares National Muni Bond ETF(e)	73,287	7,655,560
Total Exchange Traded Funds (Cost $7,644,314)		7,655,560
	Units
Short-Term Investments — 5.8%
Investments Purchased with Collateral from Securities Lending — 3.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(f)	7,397,775	7,397,775
	Shares
Money Market Funds — 1.9%
First American Government Obligations Fund - Class X, 4.22%(f)	3,509,004	3,509,004
Total Short-Term Investments (Cost $10,906,779)		10,906,779
Total Investments — 103.5% (Cost $192,704,678)		193,499,161
Liabilities in Excess of Other Assets — (3.5)%		(6,614,693)
TOTAL NET ASSETS — 100.0%		$186,884,468

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2025.

(b)	Represents less than 0.05% of net assets.
(c)	Zero coupon bonds make no periodic interest payments.
(d)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2025, the total value of securities subject to the AMT was $57,337 or 0.0% of net assets.
(e)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $7,239,078.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

94

ActivePassive International Equity ETF
Schedule of Investments
August 31, 2025

	Shares	Value
Common Stocks — 98.5%
Automobiles & Components — 3.3%
Bridgestone Corp. - ADR	2,589	$58,460
BYD Co. Ltd. - ADR	293,744	4,009,606
Cie Generale des Etablissements Michelin SCA - ADR	157,940	2,852,396
Denso Corp. - ADR	16,775	239,882
Dr Ing hc F Porsche AG - ADR	8,270	43,604
Geely Automobile Holdings Ltd. - ADR(a)	27,934	1,418,768
Hesai Group - ADR(a)	4,341	111,868
Honda Motor Co. Ltd. - ADR(b)	106,013	3,540,834
Isuzu Motors Ltd. - ADR	3,275	42,935
Li Auto, Inc. - ADR(a)(b)	56,543	1,320,279
Mercedes-Benz Group AG - ADR	170,711	2,659,677
NIO, Inc. - ADR(a)(b)	64,916	414,164
Niu Technologies - ADR(a)	6,645	29,039
Subaru Corp. - ADR(b)	27,687	272,440
Sumitomo Electric Industries Ltd. - ADR	10,882	305,240
Suzuki Motor Corp. - ADR	20,083	1,066,106
Toyota Motor Corp. - ADR(b)	49,071	9,547,744
Volkswagen AG - ADR	26,193	311,959
Volkswagen AG - ADR	14,064	163,002
XPeng, Inc. - ADR(a)(b)	42,184	886,708
		29,294,711
Banks — 13.0%
Agricultural Bank of China Ltd. - ADR	39,716	665,640
AIB Group PLC - ADR	3,045	49,390
ANZ Group Holdings Ltd. - ADR(b)	5,693	125,645
Banco BBVA Argentina SA - ADR(b)	17,758	217,536
Banco Bilbao Vizcaya Argentaria SA - ADR	213,029	3,862,216
Banco Bradesco SA - ADR	305,215	949,219
Banco de Chile - ADR	14,900	428,077
Banco do Brasil SA - ADR	131,579	517,105
Banco Santander Chile - ADR	28,000	673,120
Banco Santander SA - ADR	813,529	7,752,931
Bank Central Asia Tbk PT - ADR	6,763	82,712
Bank Mandiri Persero Tbk PT - ADR	8,143	92,912
Bank of China Ltd. - ADR	141,503	1,936,469
Bank Rakyat Indonesia Persero Tbk PT - ADR	11,765	143,062
Barclays PLC - ADR	341,239	6,698,522
BNP Paribas SA - ADR	125,211	5,635,747
CaixaBank SA - ADR	107,226	352,666
China Construction Bank Corp. - ADR	264,380	5,105,178
China Merchants Bank Co. Ltd. - ADR(b)	19,687	607,935

The accompanying notes are an integral part of these financial statements.

95

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Common Stocks — continued
Banks — continued
Commerzbank AG - ADR	2,444	$93,288
Commonwealth Bank of Australia - ADR	31,301	3,486,305
Credit Agricole SA - ADR	24,583	223,705
DBS Group Holdings Ltd. - ADR	20,219	3,181,257
DNB Bank ASA - ADR	905	23,738
Erste Group Bank AG - ADR	18,108	862,394
Eurobank Ergasias Services and Holdings SA - ADR	138,671	247,666
Grupo Cibest SA - ADR	41,588	2,098,531
Grupo Financiero Banorte SAB de CV - ADR	5,886	268,872
Grupo Financiero Galicia SA - ADR(b)	16,333	641,560
HDFC Bank Ltd. - ADR	152,955	10,884,278
HSBC Holdings PLC - ADR(b)	84,572	5,452,357
ICICI Bank Ltd. - ADR	215,606	6,843,334
Industrial & Commercial Bank of China Ltd. - ADR	141,225	2,068,381
ING Groep NV - ADR	150,757	3,592,539
Intesa Sanpaolo SpA - ADR	117,028	4,422,488
Itau Unibanco Holding SA - ADR	381,738	2,725,609
Kasikornbank PCL - ADR	8,836	181,668
KB Financial Group, Inc. - ADR	24,844	1,954,229
Lloyds Banking Group PLC - ADR	541,859	2,340,831
Mitsubishi UFJ Financial Group, Inc. - ADR(b)	326,673	4,994,830
Mizuho Financial Group, Inc. - ADR	498,794	3,292,040
National Australia Bank Ltd. - ADR(b)	29,349	410,593
NatWest Group PLC - ADR(a)	192,518	2,687,551
Nordea Bank Abp - ADR	17,751	272,300
Oversea-Chinese Banking Corp. Ltd. - ADR	4,816	125,168
Shinhan Financial Group Co. Ltd. - ADR	44,962	2,123,555
Societe Generale SA - ADR	222,940	2,759,997
Standard Bank Group Ltd. - ADR	32,356	460,814
Standard Chartered PLC - ADR(b)	71,281	2,690,145
Sumitomo Mitsui Financial Group, Inc. - ADR	171,009	2,807,968
Svenska Handelsbanken AB - ADR	6,812	43,454
Swedbank AB - ADR	1,071	30,192
UniCredit SpA - ADR	49,159	1,899,995
United Overseas Bank Ltd. - ADR	26,002	1,426,210
Woori Financial Group, Inc. - ADR	29,377	1,579,601
		115,093,525
Capital Goods — 9.8%
ABB Ltd. - ADR	60,216	4,040,494
Airbus SE - ADR	71,411	3,724,084
Alfa Laval AB - ADR	380	17,294

The accompanying notes are an integral part of these financial statements.

96

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Common Stocks — continued
Capital Goods — continued
Alstom SA - ADR(a)	1,633,848	$3,839,543
Ashtead Group PLC - ADR	2,402	715,438
Assa Abloy AB - ADR	227,212	3,998,931
Astra International Tbk PT - ADR(b)	57,576	389,214
Atlas Copco AB - ADR	37,656	600,990
Atlas Copco AB - ADR	14,814	209,707
BAE Systems PLC - ADR	18,227	1,717,712
Bunzl PLC - ADR	5,635	95,401
Cie de Saint-Gobain SA - ADR	171,594	3,711,578
CK Hutchison Holdings Ltd. - ADR	256,006	1,692,200
Daifuku Co. Ltd. - ADR	3,163	49,691
Daikin Industries Ltd. - ADR	130,985	1,634,693
Daimler Truck Holding AG - ADR	52,991	1,244,759
Diploma PLC - ADR	8,351	2,468,514
Embraer SA - ADR(b)	21,886	1,232,838
Epiroc AB - ADR	2,066	43,179
FANUC Corp. - ADR	254,001	3,549,664
Geberit AG - ADR	4,227	310,135
Hitachi Ltd. - ADR	120,920	3,286,606
IMCD NV - ADR	17,285	970,898
ITOCHU Corp. - ADR	19,788	2,239,012
Jardine Matheson Holdings Ltd. - ADR	665	40,226
Kawasaki Heavy Industries Ltd. - ADR	1,600	38,784
Kingspan Group PLC - ADR	878	67,738
Komatsu Ltd. - ADR	44,451	1,508,222
Kone Oyj - ADR	27,031	848,503
Kubota Corp. - ADR	4,827	279,966
Legrand SA - ADR	17,341	527,860
Leonardo SpA - ADR	16,253	459,310
Marubeni Corp. - ADR	1,712	389,343
Mitsubishi Corp. - ADR	23,272	525,482
Mitsubishi Electric Corp. - ADR	44,498	2,127,894
Mitsubishi Heavy Industries Ltd. - ADR	61,230	1,542,078
Mitsui & Co. Ltd. - ADR	3,925	1,809,464
MonotaRO Co. Ltd. - ADR	2,562	44,092
NIDEC CORP - ADR	106,836	582,256
Prysmian SpA - ADR	6,265	274,407
Rheinmetall AG - ADR	6,564	2,518,016
Rolls-Royce Holdings PLC - ADR	451,796	6,528,452
Saab AB - ADR	9,849	278,628
Safran SA - ADR	21,239	1,757,527

The accompanying notes are an integral part of these financial statements.

97

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Common Stocks — continued
Capital Goods — continued
Sandvik AB - ADR	1,780	$45,025
Schneider Electric SE - ADR	79,101	3,886,825
Siemens AG - ADR	65,023	9,030,394
Siemens Energy AG - ADR(a)	16,015	1,699,191
SMC Corp. - ADR	158,962	2,430,529
Smiths Group PLC - ADR(b)	5,229	170,518
Sumitomo Corp. - ADR	23,163	649,259
Techtronic Industries Co. Ltd. - ADR	3,101	201,844
Thales SA - ADR	4,029	211,442
VAT Group AG - ADR	29,704	970,875
Vestas Wind Systems AS - ADR	26,013	171,166
Vinci SA - ADR	28,733	975,198
Volvo AB - ADR	70,747	2,173,631
		86,546,720
Commercial & Professional Services — 2.2%
Brambles Ltd. - ADR	52,041	1,766,272
Bureau Veritas SA - ADR	641	38,672
Computershare Ltd. - ADR	72,464	1,807,977
Experian PLC - ADR	66,298	3,426,944
Kanzhun Ltd. - ADR(a)	12,954	305,973
Recruit Holdings Co. Ltd. - ADR	318,884	3,644,844
RELX PLC - ADR(b)	111,254	5,192,224
Rentokil Initial PLC - ADR(b)	53,826	1,328,964
Secom Co. Ltd. - ADR	4,714	43,237
SGS SA - ADR	7,884	79,967
Wolters Kluwer NV - ADR	16,213	2,039,271
		19,674,345
Consumer Discretionary Distribution & Retail — 4.8%
Alibaba Group Holding Ltd. - ADR	134,511	18,158,985
ATRenew, Inc. - ADR(a)	55,213	260,605
Baozun, Inc. - ADR(a)	16,158	54,776
Cango, Inc. - ADR(a)	5,699	27,184
D-MARKET Elektronik Hizmetler ve Ticaret AS - ADR(a)	9,309	25,693
Fast Retailing Co. Ltd. - ADR	73,927	2,305,413
Industria de Diseno Textil SA - ADR	329,092	4,077,450
JD.com, Inc. - ADR	123,456	3,835,778
Kingfisher PLC - ADR	37,529	260,826
MINISO Group Holding Ltd. - ADR(b)	1,255	31,187
Naspers Ltd. - ADR	3,849	253,264
Nitori Holdings Co. Ltd. - ADR	5,518	50,600
Pan Pacific International Holdings Corp. - ADR	1,843	66,293

The accompanying notes are an integral part of these financial statements.

98

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Common Stocks — continued
Consumer Discretionary Distribution & Retail — continued
PDD Holdings, Inc. - ADR(a)	42,559	$5,116,443
Prosus NV - ADR	327,831	4,038,878
Sea Ltd. - ADR(a)	11,116	2,073,579
Vipshop Holdings Ltd. - ADR	84,242	1,410,211
Wesfarmers Ltd. - ADR(b)	1,272	38,160
		42,085,325
Consumer Durables & Apparel — 3.5%
adidas AG - ADR	7,061	687,035
ANTA Sports Products Ltd. - ADR	2,035	653,072
Asics Corp. - ADR	2,551	68,673
Berkeley Group Holdings PLC - ADR	70,620	690,664
Cie Financiere Richemont SA - ADR	206,103	3,602,680
Haier Smart Home Co. Ltd. - ADR	47,761	650,027
Hermes International SCA - ADR	8,662	2,121,324
Kering SA - ADR(b)	192,084	5,159,376
LVMH Moet Hennessy Louis Vuitton SE - ADR(b)	59,743	7,053,856
Panasonic Holdings Corp. - ADR	39,862	404,201
Sekisui House Ltd. - ADR	41,486	936,339
Shimano, Inc. - ADR	78,140	866,026
Sony Group Corp. - ADR(b)	276,964	7,622,049
		30,515,322
Consumer Services — 2.3%
Amadeus IT Group SA - ADR(b)	5,375	450,909
Atour Lifestyle Holdings Ltd. - ADR	19,660	765,167
Carnival Corp.(a)	68,136	2,172,857
Carnival PLC - ADR(a)	38,205	1,110,619
Compass Group PLC - ADR	53,533	1,819,587
Evolution AB - ADR	3,175	274,892
Galaxy Entertainment Group Ltd. - ADR	686	18,138
InterContinental Hotels Group PLC - ADR(b)	26,905	3,299,629
Luckin Coffee, Inc. - ADR(a)	21,042	782,762
Meituan - ADR(a)(b)	134,843	3,586,824
Melco Resorts & Entertainment Ltd. - ADR(a)	16,870	167,688
New Oriental Education & Technology Group, Inc. - ADR	6,280	301,314
Oriental Land Co. Ltd. - ADR	19,732	468,832
Pearson PLC - ADR(b)	104,904	1,528,451
Quantasing Group Ltd. - ADR	11,164	90,540
TAL Education Group - ADR(a)	43,865	465,846
Trip.com Group Ltd. - ADR	42,218	3,113,578
Youdao, Inc. - ADR(a)	6,908	61,965
		20,479,598

The accompanying notes are an integral part of these financial statements.

99

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Common Stocks — continued
Consumer Staples Distribution & Retail — 0.7%
Carrefour SA - ADR	5,197	$15,331
Clicks Group Ltd. - ADR	49,430	2,094,843
DingDong Cayman Ltd. - ADR(a)	55,664	114,668
J Sainsbury PLC - ADR	1,790	29,786
Koninklijke Ahold Delhaize NV - ADR	28,915	1,158,046
Marks & Spencer Group PLC - ADR	2,722	25,396
Seven & i Holdings Co. Ltd. - ADR	23,712	306,596
Tesco PLC - ADR	140,064	2,430,811
Wal-Mart de Mexico SAB de CV - ADR	5,329	159,230
		6,334,707
Energy — 3.4%
BP PLC - ADR	117,249	4,130,682
Ecopetrol SA - ADR(b)	131,409	1,235,245
Eni SpA - ADR(b)	102,380	3,662,133
Equinor ASA - ADR	56,381	1,387,536
Inpex Corp. - ADR(b)	78,713	1,329,463
Petroleo Brasileiro SA - Petrobras - ADR	148,862	1,845,889
Petroleo Brasileiro SA - Petrobras - ADR(b)	259,861	2,980,606
Repsol SA - ADR	5,941	97,789
Shell PLC - ADR	77,760	5,744,909
Tenaris SA - ADR(b)	23,432	848,004
TotalEnergies SE - ADR(b)	70,226	4,406,681
Transportadora de Gas del Sur SA - ADR	6,189	168,093
Ultrapar Participacoes SA - ADR	15,725	57,396
Vista Energy SAB de CV - ADR(a)(b)	6,384	248,848
Woodside Energy Group Ltd. - ADR(b)	82,260	1,413,227
YPF SA - ADR(a)(b)	23,227	707,727
		30,264,228
Financial Services — 3.1%
3i Group PLC - ADR	190,934	2,619,615
Adyen NV - ADR(a)	82,563	1,385,407
AMTD IDEA Group - ADR(a)	25,045	26,047
Deutsche Bank AG(b)	107,972	3,793,056
Deutsche Boerse AG - ADR(b)	34,012	1,001,653
FinVolution Group - ADR	69,784	575,718
Futu Holdings Ltd. - ADR	2,477	459,731
Hong Kong Exchanges & Clearing Ltd. - ADR(b)	75,858	4,443,762
Kaspi.KZ JSC - ADR	4,859	456,552
LexinFintech Holdings Ltd. - ADR	81,323	513,961
London Stock Exchange Group PLC - ADR(b)	93,184	2,926,910
Lufax Holding Ltd. - ADR(a)	73,413	215,834

The accompanying notes are an integral part of these financial statements.

100

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Common Stocks — continued
Financial Services — continued
Macquarie Group Ltd. - ADR	1,336	$196,713
Noah Holdings Ltd. - ADR	18,653	232,230
Nomura Holdings, Inc. - ADR	195,133	1,403,006
ORIX Corp. - ADR	108,273	2,806,436
Qfin Holdings, Inc. - ADR	44,877	1,306,818
Qudian, Inc. - ADR(a)	14,263	65,039
UBS Group AG	60,716	2,460,212
Up Fintech Holding Ltd. - ADR(a)	20,096	251,200
X Financial - ADR	11,290	171,608
		27,311,508
Food, Beverage & Tobacco — 3.7%
Ambev SA - ADR	1,153,126	2,583,002
Anheuser-Busch InBev SA/NV - ADR(b)	47,448	2,973,566
Associated British Foods PLC - ADR	10,906	323,254
BRF SA - ADR(b)	123,208	470,655
British American Tobacco PLC - ADR	66,714	3,795,359
Carlsberg AS - ADR(b)	1,321	32,219
Cia Cervecerias Unidas SA - ADR(b)	53,429	660,917
Coca-Cola Femsa SAB de CV - ADR	15,555	1,322,019
Cresud SACIF y A - ADR	22,142	224,077
Danone SA - ADR	67,566	1,132,136
Diageo PLC - ADR(b)	40,702	4,551,705
Embotelladora Andina SA - ADR	1,371	26,734
Embotelladora Andina SA - ADR	17,778	424,539
Fomento Economico Mexicano SAB de CV - ADR	5,255	455,293
Heineken NV - ADR(b)	59,061	2,384,470
Imperial Brands PLC - ADR	37,342	1,579,193
Japan Tobacco, Inc. - ADR	1,791	28,405
Nestle SA - ADR	78,232	7,363,196
Orkla ASA - ADR	2,624	29,467
Pernod Ricard SA - ADR(b)	58,597	1,341,403
RLX Technology, Inc. - ADR	21,266	54,016
Suntory Beverage & Food Ltd. - ADR	835	12,876
WH Group Ltd. - ADR	41,131	886,784
Wilmar International Ltd. - ADR	1,936	44,354
		32,699,639
Health Care Equipment & Services — 2.1%
Brainsway Ltd. - ADR(a)	20,113	312,958
Coloplast AS - ADR	122,109	1,177,131
EssilorLuxottica SA - ADR	34,474	5,257,285
Fresenius Medical Care AG - ADR(b)	71,201	1,829,866

The accompanying notes are an integral part of these financial statements.

101

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Common Stocks — continued
Health Care Equipment & Services — continued
Fresenius SE & Co. KGaA - ADR	2,034	$27,778
Hoya Corp. - ADR	21,417	2,773,502
Koninklijke Philips NV(b)	76,401	2,107,139
M3, Inc. - ADR	217,995	1,600,083
Siemens Healthineers AG - ADR	2,120	58,618
Smith & Nephew PLC - ADR(b)	61,590	2,306,545
Sonic Healthcare Ltd. - ADR(b)	1,432	22,454
Sonova Holding AG - ADR	6,025	351,619
Sysmex Corp. - ADR	15	189
Terumo Corp. - ADR	57,649	1,035,953
		18,861,120
Household & Personal Products — 1.7%
Henkel AG & Co. KGaA - ADR	111,556	2,145,780
Henkel AG & Co. KGaA - ADR(b)	9,872	209,188
Kao Corp. - ADR	63,076	569,576
L'Oreal SA - ADR(b)	35,220	3,277,925
Reckitt Benckiser Group PLC - ADR	282,628	4,253,551
Unicharm Corp. - ADR	18,895	62,165
Unilever PLC - ADR(b)	71,885	4,543,132
Yatsen Holding Ltd. - ADR(a)	9,308	86,937
		15,148,254
Insurance — 4.0%
AIA Group Ltd. - ADR(b)	122,787	4,663,450
Allianz SE - ADR	176,473	7,463,396
Aon PLC - Class A	7,375	2,706,625
Aviva PLC - ADR(b)	912	16,416
AXA SA - ADR	13,638	636,281
Generali - ADR	704	13,763
Gjensidige Forsikring ASA - ADR	79,689	2,210,573
MS&AD Insurance Group Holdings, Inc. - ADR(b)	59,763	1,390,087
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR(b)	113,445	1,445,289
NN Group NV - ADR	1,368	47,046
Ping An Insurance Group Co. of China Ltd. - ADR	146,763	2,128,064
Prudential PLC - ADR	107,674	2,864,129
Sanlam Ltd. - ADR	35,292	370,566
Sompo Holdings, Inc. - ADR	125,996	2,010,896
Swiss Re AG - ADR(b)	25,571	1,160,156
Tokio Marine Holdings, Inc. - ADR	66,934	2,878,162
Zurich Insurance Group AG - ADR	78,825	2,879,477
		34,884,376

The accompanying notes are an integral part of these financial statements.

102

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Common Stocks — continued
Materials — 4.8%
Air Liquide SA - ADR	117,344	$4,851,001
Akzo Nobel NV - ADR(b)	106,688	2,467,693
Anglo American PLC - ADR	52,940	812,629
Anhui Conch Cement Co. Ltd. - ADR	29,387	463,139
ArcelorMittal SA(b)	56,784	1,894,314
Barrick Mining Corp.(b)	39,677	1,056,599
BASF SE - ADR(b)	83,093	1,104,306
BHP Group Ltd. - ADR(b)	64,760	3,611,665
Cemex SAB de CV - ADR	246,470	2,240,412
Cia de Minas Buenaventura SAA - ADR	44,013	842,409
DRDGOLD Ltd. - ADR	29,624	547,452
Fortescue Ltd. - ADR(b)	31,022	781,754
Gerdau SA - ADR	124,668	383,977
Givaudan SA - ADR	13,896	1,172,822
Glencore PLC - ADR	202,544	1,591,996
Gold Fields Ltd. - ADR	65,198	2,182,829
Harmony Gold Mining Co. Ltd. - ADR	48,308	641,530
Heidelberg Materials AG - ADR(b)	43,942	2,073,623
Holcim AG(a)	98,284	1,641,343
Impala Platinum Holdings Ltd. - ADR(a)	27,308	247,547
Loma Negra Cia Industrial Argentina SA - ADR(a)	16,124	150,114
Nippon Steel Corp. - ADR	73,667	520,826
Nitto Denko Corp. - ADR	1,544	34,740
Norsk Hydro ASA - ADR	4,991	32,467
Novonesis Novozymes B - ADR	416	26,707
POSCO Holdings, Inc. - ADR(b)	10,944	564,601
Rio Tinto PLC - ADR	31,547	1,978,628
Sasol Ltd. - ADR(a)(b)	49,562	334,048
Shin-Etsu Chemical Co. Ltd. - ADR	138,452	2,111,393
Sibanye Stillwater Ltd. - ADR(a)(b)	35,128	265,919
Sika AG - ADR	3,031	70,016
Smurfit WestRock PLC	16,408	777,083
Sociedad Quimica y Minera de Chile SA - ADR(a)(b)	8,340	379,553
South32 Ltd. - ADR	15	133
Symrise AG - ADR	1,360	32,858
Ternium SA - ADR	7,755	257,156
UPM-Kymmene Oyj - ADR(b)	5,069	144,365
Vale SA - ADR(b)	413,256	4,248,272
Valterra Platinum Ltd. - ADR	24,997	191,352
		42,729,271

The accompanying notes are an integral part of these financial statements.

103

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Common Stocks — continued
Media & Entertainment — 5.2%
Auto Trader Group PLC - ADR	763,829	$2,039,423
Autohome, Inc. - ADR	6,615	191,041
Baidu, Inc. - ADR(a)(b)	11,247	1,071,839
Bilibili, Inc. - ADR(a)(b)	17,100	397,746
Criteo SA - ADR(a)	24,740	614,294
DouYu International Holdings Ltd. - ADR	8,487	65,520
Grupo Televisa SAB - ADR	82,442	230,013
Hello Group, Inc. - ADR	73,636	611,179
iQIYI, Inc. - ADR(a)	11,373	30,138
JOYY, Inc. - ADR	28,029	1,515,248
LY Corp. - ADR	2,753	17,344
NetEase, Inc. - ADR	27,671	3,768,513
Nintendo Co. Ltd. - ADR	175,304	3,916,291
Publicis Groupe SA - ADR(b)	12,996	299,818
Sohu.com Ltd. - ADR(a)	5,234	84,137
Tencent Holdings Ltd. - ADR	330,902	25,674,686
Tencent Music Entertainment Group - ADR	53,657	1,315,670
Trivago NV - ADR(a)	158	531
Universal Music Group NV - ADR	147,998	2,086,772
Weibo Corp. - ADR(b)	93,597	1,072,622
WPP PLC - ADR	3,691	97,959
Yalla Group Ltd. - ADR(a)	29,207	228,691
Zhihu, Inc. - ADR(a)	16,563	79,502
		45,408,977
Pharmaceuticals, Biotechnology & Life Sciences — 8.0%
Argenx SE - ADR(a)	1,943	1,383,805
Ascendis Pharma AS - ADR(a)	2,100	407,967
Astellas Pharma, Inc. - ADR	15,393	168,553
AstraZeneca PLC - ADR	141,353	11,294,105
AstraZeneca PLC(a)(c)	14,065	2,813
Bayer AG - ADR	82,173	675,462
Belite Bio, Inc. - ADR(a)	1,778	112,067
BeOne Medicines Ltd. - ADR(a)(b)	6,842	2,093,994
BioNTech SE - ADR(a)	693	69,300
Chugai Pharmaceutical Co. Ltd. - ADR	42,910	939,300
CSL Ltd. - ADR	32,408	2,246,847
Daiichi Sankyo Co. Ltd. - ADR	38,378	916,850
Dr Reddy's Laboratories Ltd. - ADR(b)	118,369	1,680,840
Galapagos NV - ADR(a)(b)	13,741	432,017
Genmab AS - ADR(a)	26,712	664,327
Grifols SA - ADR(b)	74,310	740,871

The accompanying notes are an integral part of these financial statements.

104

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Common Stocks — continued
Pharmaceuticals, Biotechnology & Life Sciences — continued
GSK PLC - ADR(b)	126,265	$5,008,933
Haleon PLC - ADR(b)	320,019	3,136,186
I-Mab - ADR(a)	8,116	33,763
Legend Biotech Corp. - ADR(a)	1,079	37,474
Lonza Group AG - ADR	17,291	1,224,894
Merck KGaA - ADR(b)	20,987	533,489
Mereo Biopharma Group PLC - ADR(a)	27,653	47,287
Mesoblast Ltd. - ADR(a)(b)	4,994	69,067
Novartis AG - ADR(b)	48,987	6,199,305
Novo Nordisk AS - ADR(b)	121,141	6,839,621
Otsuka Holdings Co. Ltd. - ADR	2,983	78,125
Roche Holding AG - ADR(b)	269,651	10,993,671
Sandoz Group AG - ADR	13,086	822,978
Sanofi SA - ADR	125,753	6,222,258
Sartorius AG - ADR	19,960	932,332
Shionogi & Co. Ltd. - ADR	2,054	17,685
Takeda Pharmaceutical Co. Ltd. - ADR(b)	203,140	3,045,069
Teva Pharmaceutical Industries Ltd. - ADR(a)	39,367	723,565
UCB SA - ADR	3,343	391,566
Wuxi Biologics Cayman, Inc. - ADR(a)	25,731	218,662
Zai Lab Ltd. - ADR(a)(b)	9,595	317,594
		70,722,642
Real Estate Management & Development — 0.5%
Daiwa House Industry Co. Ltd. - ADR	44,201	1,563,389
IRSA Inversiones y Representaciones SA - ADR	22,640	332,808
KE Holdings, Inc. - ADR(b)	69,140	1,215,481
Longfor Group Holdings Ltd. - ADR	1,933	26,289
Mitsubishi Estate Co. Ltd. - ADR(b)	1,323	28,114
Mitsui Fudosan Co. Ltd. - ADR	1,520	48,382
Sun Hung Kai Properties Ltd. - ADR	103,692	1,225,639
Vonovia SE - ADR	2,590	41,829
		4,481,931
Semiconductors & Semiconductor Equipment — 10.9%
Advantest Corp. - ADR	26,755	2,051,306
ARM Holdings PLC - ADR(a)(b)	2,765	382,427
ASE Technology Holding Co. Ltd. - ADR(b)	145,756	1,444,442
ASM International NV	562	269,760
ASML Holding NV(b)	13,939	10,351,380
Disco Corp. - ADR(b)	24,021	658,656
Himax Technologies, Inc. - ADR	72,775	592,388
Infineon Technologies AG - ADR	92,301	3,785,264

The accompanying notes are an integral part of these financial statements.

105

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
JinkoSolar Holding Co. Ltd. - ADR(b)	6,158	$142,065
Lasertec Corp. - ADR	5,949	123,918
Renesas Electronics Corp. - ADR	526,374	3,079,288
Sequans Communications SA - ADR(a)	51,199	45,977
Silicon Motion Technology Corp. - ADR	4,299	342,544
STMicroelectronics NV	10,757	290,331
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	302,073	69,739,594
Tokyo Electron Ltd. - ADR	28,109	1,917,315
United Microelectronics Corp. - ADR(b)	211,592	1,392,275
		96,608,930
Software & Services — 3.0%
Accenture PLC - Class A	7,076	1,839,548
Agora, Inc. - ADR(a)	25,432	87,740
Capgemini SE - ADR	82,336	2,335,872
Check Point Software Technologies Ltd.(a)	10,803	2,086,491
Dassault Systemes SE - ADR	10,687	332,045
Endava PLC - ADR(a)	2,784	40,869
Fujitsu Ltd. - ADR	66,023	1,588,051
GDS Holdings Ltd. - ADR(a)(b)	18,043	623,566
Infosys Ltd. - ADR(b)	143,012	2,405,462
Kingsoft Cloud Holdings Ltd. - ADR(a)(b)	9,179	135,574
Materialise NV - ADR(a)	59,116	302,083
Nice Ltd. - ADR(a)(b)	3,592	507,729
Nomura Research Institute Ltd. - ADR	5,060	197,897
Opera Ltd. - ADR	18,704	303,940
SAP SE - ADR(b)	38,930	10,595,189
TOTVS SA - ADR	107,023	1,712,368
Tuya, Inc. - ADR	98,517	262,055
Vnet Group, Inc. - ADR(a)(b)	36,639	317,294
Wipro Ltd. - ADR(b)	224,483	619,573
Xunlei Ltd. - ADR(a)	42,398	306,538
		26,599,884
Technology Hardware & Equipment — 2.0%
Canon, Inc. - ADR	10,730	314,496
FUJIFILM Holdings Corp. - ADR	65,117	767,078
Halma PLC - ADR(b)	34,528	3,072,992
Hexagon AB - ADR(b)	254,442	2,819,217
Lenovo Group Ltd. - ADR(b)	28,500	816,810
LG Display Co. Ltd. - ADR(a)	8,655	38,169
Logitech International SA	11,661	1,207,380
Murata Manufacturing Co. Ltd. - ADR	254,955	2,062,586

The accompanying notes are an integral part of these financial statements.

106

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Common Stocks — continued
Technology Hardware & Equipment — continued
Nokia Oyj - ADR(b)	463,908	$1,994,805
TDK Corp. - ADR	66,571	858,766
Telefonaktiebolaget LM Ericsson - ADR(b)	228,168	1,795,682
Xiaomi Corp. - ADR(a)(b)	57,733	1,973,314
		17,721,295
Telecommunication Services — 2.4%
America Movil SAB de CV - ADR(b)	16,465	329,135
Cellnex Telecom SA - ADR	3,357	59,419
Chunghwa Telecom Co. Ltd. - ADR	11,441	497,798
Deutsche Telekom AG - ADR(b)	138,885	5,091,385
KDDI Corp. - ADR	35,294	608,822
KT Corp. - ADR	144,937	2,934,974
NTT, Inc. - ADR(b)	85,034	2,244,898
Singapore Telecommunications Ltd. - ADR	6,428	215,852
SK Telecom Co. Ltd. - ADR	73,851	1,590,751
SoftBank Corp. - ADR	3,050	47,153
SoftBank Group Corp. - ADR(b)	70,759	3,801,173
Telecom Argentina SA - ADR	8,426	75,834
Telefonica SA - ADR	247,082	1,321,889
Telia Co. AB - ADR	2,011	14,912
Telkom Indonesia Persero Tbk PT - ADR(b)	16,480	319,547
Telstra Group Ltd. - ADR(b)	1,808	29,018
TIM SA/Brazil - ADR(b)	33,994	718,973
Turkcell Iletisim Hizmetleri AS - ADR	31,752	186,702
VEON Ltd. - ADR(a)	3,387	198,241
Vodafone Group PLC - ADR	99,729	1,192,759
		21,479,235
Transportation — 2.1%
Aena SME SA - ADR(b)	90,256	1,297,881
AP Moller - Maersk AS - ADR	90,140	923,484
Canadian Pacific Kansas City Ltd.	30,629	2,333,624
Central Japan Railway Co. - ADR	3,622	48,028
Deutsche Post AG - ADR(b)	51,734	2,355,966
DiDi Global, Inc. - ADR(a)	155,676	910,705
DSV AS - ADR	12,551	1,392,031
East Japan Railway Co. - ADR	2,726	33,339
Full Truck Alliance Co. Ltd. - ADR	101,832	1,328,908
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	8,765	895,871
Grupo Aeroportuario del Pacifico SAB de CV - ADR	4,336	1,044,976
Grupo Aeroportuario del Sureste SAB de CV - ADR	4,027	1,311,634
International Consolidated Airlines Group SA - ADR	5,494	56,533

The accompanying notes are an integral part of these financial statements.

107

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Common Stocks — continued
Transportation — continued
Kuehne + Nagel International AG - ADR	10,391	$422,290
Latam Airlines Group SA - ADR	18,988	954,337
Nippon Yusen KK - ADR	51,425	371,288
Ryanair Holdings PLC - ADR	24,825	1,575,643
ZTO Express Cayman, Inc. - ADR	54,268	987,678
		18,244,216
Utilities — 2.0%
Centrais Eletricas Brasileiras SA - ADR(b)	4,371	36,017
Central Puerto SA - ADR	5,359	57,234
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	96,996	2,196,959
Cia Energetica de Minas Gerais - ADR	429,619	872,127
Cia Energetica de Minas Gerais - ADR	32,292	87,805
Cia Paranaense de Energia - Copel - ADR	8,198	74,274
CLP Holdings Ltd. - ADR	133	1,113
E.ON SE - ADR(b)	47,516	851,487
Empresa Distribuidora Y Comercializadora Norte - ADR(a)(b)	7,376	158,363
Enel Chile SA - ADR	125,476	437,911
Enel SpA - ADR	562,626	5,164,907
Iberdrola SA - ADR	47,879	3,608,640
Korea Electric Power Corp. - ADR	7,206	95,191
National Grid PLC - ADR	42,378	2,990,615
Orsted AS - ADR(a)	856	8,654
Pampa Energia SA - ADR(a)	7,477	504,922
RWE AG - ADR	7,282	291,644
SSE PLC - ADR	4,023	94,943
Veolia Environnement SA - ADR	4,614	76,085
		17,608,891
Total Common Stocks (Cost $764,397,992)		870,798,650
Exchange Traded Funds — 0.5%
Vanguard FTSE Emerging Markets ETF(b)	84,900	4,374,897
Total Exchange Traded Funds(Cost $4,389,452)		4,374,897
	Units
Short-Term Investments — 18.0%
Investments Purchased with Collateral from Securities Lending — 17.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(d)	157,816,247	157,816,247

The accompanying notes are an integral part of these financial statements.

108

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
Short-Term Investments — continued
Money Market Funds — 0.7%
First American Government Obligations Fund - Class X, 4.22%(d)	6,513,801	$6,513,801
Total Short-Term Investments (Cost $164,330,048)		164,330,048
Total Investments — 117.6% (Cost $933,117,492)		$1,039,503,595
Liabilities in Excess of Other Assets — (17.6)%		(155,445,991)
TOTAL NET ASSETS — 100.0%		$884,057,604

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
JSC - Public Joint Stock Company
LLC - Limited Liability Company
PCL - Public Company Limited
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $153,379,666.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,813 or 0.0% of net assets as of August 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

109

ActivePassive U.S. Equity ETF
Schedule of Investments
August 31, 2025

	Shares	Value
COMMON STOCKS — 92.9%
Automobiles & Components — 1.6%
General Motors Co.	35,596	$2,085,570
Tesla, Inc.(a)	91,011	30,385,842
		32,471,412
Banks — 2.9%
Bank of America Corp.	113,327	5,750,212
Citigroup, Inc.	104,686	10,109,527
Citizens Financial Group, Inc.	10,887	569,172
Huntington Bancshares, Inc./OH	17,965	319,957
JPMorgan Chase & Co.	99,753	30,067,549
M&T Bank Corp.	8,828	1,780,254
PNC Financial Services Group, Inc.	6,224	1,291,107
Regions Financial Corp.	19,548	535,420
US Bancorp	14,428	704,519
Wells Fargo & Co.	98,717	8,112,563
		59,240,280
Capital Goods — 7.0%
3M Co.	21,925	3,409,995
AerCap Holdings NV	68,754	8,491,119
Armstrong World Industries, Inc.	35,245	6,899,914
Axon Enterprise, Inc.(a)	1,404	1,049,195
Boeing Co.(a)	14,758	3,463,407
Carrier Global Corp.	20,724	1,351,205
Caterpillar, Inc.	17,215	7,213,774
Cummins, Inc.	24,067	9,589,255
Deere & Co.	7,631	3,652,502
Dover Corp.	28,293	5,060,486
Eaton Corp. PLC	7,557	2,638,451
Emerson Electric Co.	33,514	4,423,848
Fastenal Co.	33,367	1,657,005
Ferguson Enterprises, Inc.	2,764	638,899
GE Vernova, Inc.	6,666	4,086,058
General Dynamics Corp.	8,297	2,692,957
General Electric Co.	20,311	5,589,587
Honeywell International, Inc.	14,551	3,193,944
Howmet Aerospace, Inc.	11,096	1,931,814
Johnson Controls International PLC	49,533	5,294,582
L3Harris Technologies, Inc.	28,374	7,877,190
Lockheed Martin Corp.	3,108	1,416,098
Masco Corp.	46,467	3,410,213
Northrop Grumman Corp.	4,141	2,443,356
Otis Worldwide Corp.	9,641	832,790

The accompanying notes are an integral part of these financial statements.

110

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
COMMON STOCKS — continued
Capital Goods — continued
PACCAR, Inc.	10,889	$1,088,682
Parker-Hannifin Corp.	7,952	6,038,351
Quanta Services, Inc.	2,739	1,035,232
Raytheon Technologies Corp.	48,051	7,620,889
Rockwell Automation, Inc.	1,150	394,944
Snap-on, Inc.	12,545	4,080,136
Toro Co.	43,282	3,508,439
Trane Technologies PLC	9,826	4,083,686
TransDigm Group, Inc.	859	1,201,638
Trex Co., Inc.(a)(b)	40,686	2,507,478
United Rentals, Inc.	2,802	2,679,665
Vertiv Holdings Co. - Class A	7,976	1,017,339
Westinghouse Air Brake Technologies Corp.	25,975	5,026,163
WW Grainger, Inc.	2,115	2,143,552
		140,733,838
Commercial & Professional Services — 1.4%
Automatic Data Processing, Inc.	9,112	2,770,504
Broadridge Financial Solutions, Inc.	8,400	2,147,208
Casella Waste Systems, Inc. - Class A(a)	37,365	3,682,694
Cintas Corp.	7,626	1,601,689
Copart, Inc.(a)	4	195
Equifax, Inc.	1,305	321,422
Leidos Holdings, Inc.	21,249	3,844,369
Paychex, Inc.	3,571	497,994
Republic Services, Inc.	20,111	4,705,371
SS&C Technologies Holdings, Inc.	52,623	4,665,555
TransUnion	3,580	316,472
UniFirst Corp.	13,314	2,367,495
Waste Management, Inc.	6,938	1,570,694
		28,491,662
Consumer Discretionary Distribution & Retail — 5.3%
Amazon.com, Inc.(a)	311,854	71,414,566
Best Buy Co., Inc.	5,240	385,874
Burlington Stores, Inc.(a)	1,527	443,868
Carvana Co.(a)	2,686	998,977
eBay, Inc.	13,924	1,261,654
Home Depot, Inc.	19,729	8,025,165
Lowe’s Cos., Inc.	24,624	6,354,469
Murphy USA, Inc.	13,730	5,169,345
O’Reilly Automotive, Inc.(a)	9,238	957,796
Ross Stores, Inc.	18,286	2,690,968

The accompanying notes are an integral part of these financial statements.

111

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
COMMON STOCKS — continued
Consumer Discretionary Distribution & Retail — continued
TJX Cos., Inc.	33,720	$4,606,489
Tractor Supply Co.	6,316	390,076
Ulta Beauty, Inc.(a)	10,486	5,166,767
		107,866,014
Consumer Durables & Apparel — 1.1%
Deckers Outdoor Corp.(a)	51,792	6,195,877
DR Horton, Inc.	6,842	1,159,582
Garmin Ltd.	10,661	2,578,043
Lennar Corp. - Class A	2,749	366,002
Lennar Corp. - Class B(b)	6,315	803,142
Lululemon Athletica, Inc.(a)	16,004	3,236,009
NIKE, Inc. - Class B	22,010	1,702,913
PulteGroup, Inc.	10,439	1,378,157
Somnigroup International, Inc.(b)	60,123	5,047,326
		22,467,051
Consumer Services — 2.1%
Airbnb, Inc. - Class A(a)	4,579	597,697
Booking Holdings, Inc.	832	4,658,410
Carnival Corp.(a)	130,580	4,164,196
Chipotle Mexican Grill, Inc.(a)	22,828	961,972
Churchill Downs, Inc.(b)	51,375	5,329,129
Darden Restaurants, Inc.	27,646	5,721,063
Domino’s Pizza, Inc.	2,400	1,099,920
DoorDash, Inc. - Class A(a)	7,641	1,873,955
Expedia Group, Inc.	8,681	1,864,679
Flutter Entertainment PLC(a)	2,572	790,041
Las Vegas Sands Corp.	25,836	1,488,929
McDonald’s Corp.	13,596	4,262,890
Royal Caribbean Cruises Ltd.	16,410	5,960,440
Starbucks Corp.	15,608	1,376,469
Vail Resorts, Inc.(b)	14,716	2,410,481
Yum! Brands, Inc.	4,100	602,577
		43,162,848
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	10,010	9,442,633
Dollar General Corp.	3,758	408,720
Dollar Tree, Inc.(a)	2,253	245,960
Kroger Co.	47,085	3,194,246
Sysco Corp.	42,513	3,421,021

The accompanying notes are an integral part of these financial statements.

112

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
COMMON STOCKS — continued
Consumer Staples Distribution & Retail — continued
Target Corp.	9,759	$936,669
Walmart, Inc.	167,920	16,284,882
		33,934,131
Energy — 2.9%
Baker Hughes Co.	43,910	1,993,514
Cheniere Energy, Inc.	6,253	1,512,100
Chevron Corp.	89,413	14,359,728
ConocoPhillips	40,381	3,996,508
Coterra Energy, Inc.	99,509	2,432,000
Devon Energy Corp.	59,213	2,137,589
EOG Resources, Inc.	48,762	6,086,473
EQT Corp.	4,191	217,261
Exxon Mobil Corp.	179,810	20,550,485
Halliburton Co.	29,468	669,808
Kinder Morgan, Inc.	43,747	1,180,294
Marathon Petroleum Corp.	4,135	743,101
ONEOK, Inc.	4,603	351,577
Schlumberger NV	25,314	932,568
Targa Resources Corp.	1,789	300,123
Valero Energy Corp.	2,913	442,805
Williams Cos., Inc.	17,149	992,584
		58,898,518
Financial Services — 7.3%
American Express Co.	12,531	4,151,270
Apollo Global Management, Inc.	5,194	707,579
Bank of New York Mellon Corp.	108,260	11,432,256
Berkshire Hathaway, Inc. - Class B(a)	32,852	16,523,899
Blackrock, Inc.	3,959	4,462,347
Blackstone, Inc.	16,013	2,744,628
Block, Inc.(a)	11,795	939,354
Capital One Financial Corp.	17,461	3,967,488
Cboe Global Markets, Inc.	1,186	279,837
Charles Schwab Corp.	61,760	5,919,078
CME Group, Inc.	7,428	1,979,636
Coinbase Global, Inc. - Class A(a)	6,060	1,845,512
Credit Acceptance Corp.(a)(b)	9,840	5,064,943
Fidelity National Information Services, Inc.	1,861	129,916
Fiserv, Inc.(a)	11,645	1,609,106
Global Payments, Inc.	6,729	597,670
Goldman Sachs Group, Inc.	10,773	8,028,578
Interactive Brokers Group, Inc. - Class A	15,752	980,405

The accompanying notes are an integral part of these financial statements.

113

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
COMMON STOCKS — continued
Financial Services — continued
Intercontinental Exchange, Inc.	8,823	$1,558,142
Jack Henry & Associates, Inc.	25,134	4,103,377
KKR & Co., Inc.	11,018	1,536,901
LPL Financial Holdings, Inc.	992	361,564
Mastercard, Inc. - Class A	21,519	12,810,046
Morgan Stanley	39,430	5,933,426
Nasdaq, Inc.	32,233	3,053,754
Northern Trust Corp.	19,583	2,570,856
PayPal Holdings, Inc.(a)	45,649	3,204,103
Raymond James Financial, Inc.	26,200	4,439,328
Robinhood Markets, Inc. - Class A(a)	30,583	3,181,550
S&P Global, Inc.	3,949	2,165,790
State Street Corp.	39,318	4,520,391
Synchrony Financial	76,974	5,876,195
Tradeweb Markets, Inc. - Class A	8,698	1,072,985
Visa, Inc. - Class A(b)	56,300	19,805,214
		147,557,124
Food, Beverage & Tobacco — 2.1%
Altria Group, Inc.	140,351	9,432,991
Coca-Cola Co.	58,100	4,008,319
General Mills, Inc.	12,585	620,818
Hormel Foods Corp.	79,596	2,024,922
Kraft Heinz Co.(b)	11,243	314,467
Lamb Weston Holdings, Inc.(b)	61,853	3,558,403
Marzetti Co.	28,004	5,113,530
Mondelez International, Inc. - Class A	34,743	2,134,610
Monster Beverage Corp.(a)	11,360	708,978
PepsiCo, Inc.	22,702	3,374,652
Philip Morris International, Inc.	31,719	5,301,196
Post Holdings, Inc.(a)	45,191	5,113,362
Tyson Foods, Inc. - Class A	19,772	1,122,654
		42,828,902
Health Care Equipment & Services — 3.7%
Abbott Laboratories	69,143	9,172,510
Baxter International, Inc.	1	25
Becton Dickinson & Co.	3,497	674,851
Boston Scientific Corp.(a)	54,676	5,768,318
Cardinal Health, Inc.	31,441	4,677,792
Cencora, Inc.	2,262	659,622
Centene Corp.(a)	9,114	264,671
Cigna Group	7,199	2,165,963

The accompanying notes are an integral part of these financial statements.

114

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
COMMON STOCKS — continued
Health Care Equipment & Services — continued
CVS Health Corp.	46,746	$3,419,470
Dexcom, Inc.(a)	7,153	538,907
Edwards Lifesciences Corp.(a)	27,928	2,271,663
Elevance Health, Inc.	5,310	1,692,031
GE HealthCare Technologies, Inc.	14,667	1,081,398
HCA Healthcare, Inc.	10,530	4,253,699
Humana, Inc.	1,928	585,456
IDEXX Laboratories, Inc.(a)	2,411	1,560,134
Intuitive Surgical, Inc.(a)	7,369	3,487,711
Labcorp Holdings, Inc.	5,441	1,512,544
McKesson Corp.	4,610	3,165,410
Medtronic PLC	84,185	7,813,210
Molina Healthcare, Inc.(a)	3,173	573,774
Quest Diagnostics, Inc.	13,476	2,447,781
ResMed, Inc.	11,863	3,256,512
STERIS PLC	1,569	384,499
Stryker Corp.	7,024	2,749,264
UnitedHealth Group, Inc.	28,746	8,907,523
Veeva Systems, Inc. - Class A(a)	6,847	1,843,212
Zimmer Biomet Holdings, Inc.	5,049	535,699
		75,463,649
Household & Personal Products — 0.8%
Clorox Co.	1,883	222,571
Colgate-Palmolive Co.	1,510	126,946
Kenvue, Inc.	98,395	2,037,760
Kimberly-Clark Corp.	33,095	4,273,888
Procter & Gamble Co.	60,543	9,507,673
		16,168,838
Insurance — 2.1%
Aflac, Inc.	10	1,069
Allstate Corp.	11,128	2,263,992
American International Group, Inc.	11,905	968,115
Aon PLC - Class A	1,951	716,017
Arch Capital Group Ltd.	15,790	1,445,259
Arthur J Gallagher & Co.	2,060	623,665
Brown & Brown, Inc.	4	388
Chubb Ltd.	3,953	1,087,352
Cincinnati Financial Corp.	6,426	987,033
Fidelity National Financial, Inc.	4	239
Hanover Insurance Group, Inc.	28,945	5,021,379
Hartford Insurance Group, Inc.	31,395	4,153,872

The accompanying notes are an integral part of these financial statements.

115

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
COMMON STOCKS — continued
Insurance — continued
Loews Corp.	27,178	$2,630,830
Markel Group, Inc.(a)	2,536	4,968,176
Marsh & McLennan Cos., Inc.	1,746	359,344
Progressive Corp.	20,760	5,128,966
Travelers Cos., Inc.	13,674	3,712,628
W R Berkley Corp.	11,731	840,995
White Mountains Insurance Group Ltd.	3,814	6,980,306
		41,889,625
Materials — 2.4%
Air Products and Chemicals, Inc.	1,284	377,637
Axalta Coating Systems Ltd.(a)	130,074	4,066,113
Ball Corp.	2,751	144,813
CF Industries Holdings, Inc.	16,786	1,454,171
Corteva, Inc.	29,043	2,154,700
CRH PLC	28,458	3,214,331
Dow, Inc.	20,494	504,767
DuPont de Nemours, Inc.	2	154
Ecolab, Inc.	17,441	4,831,855
Element Solutions, Inc.	129,051	3,319,192
Freeport-McMoRan, Inc.	27,223	1,208,701
International Paper Co.	27,762	1,379,216
Linde PLC	11,084	5,301,366
NewMarket Corp.	7,064	5,841,646
Newmont Corp.	52,988	3,942,307
Nucor Corp.	10,696	1,590,816
Packaging Corp. of America	20,296	4,423,716
PPG Industries, Inc.	4,553	506,430
Sherwin-Williams Co.	1,432	523,869
Steel Dynamics, Inc.	17,828	2,334,042
Vulcan Materials Co.	1,629	474,300
		47,594,142
Media & Entertainment — 8.5%
Alphabet, Inc. - Class A	193,194	41,132,935
Alphabet, Inc. - Class C	150,926	32,227,229
Charter Communications, Inc. - Class A(a)(b)	1,692	449,361
Comcast Corp. - Class A	140,900	4,786,373
Electronic Arts, Inc.	822	141,343
Fox Corp. - Class A	50,222	2,998,253
Fox Corp. - Class B	80,019	4,365,036
Meta Platforms, Inc. - Class A	73,352	54,185,122
Netflix, Inc.(a)	15,055	18,190,204

The accompanying notes are an integral part of these financial statements.

116

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
COMMON STOCKS — continued
Media & Entertainment — continued
Pinterest, Inc. - Class A(a)	12,388	$453,772
ROBLOX Corp. - Class A(a)	11,884	1,480,628
Take-Two Interactive Software, Inc.(a)	2,528	589,707
Trade Desk, Inc. - Class A(a)	16,103	880,190
Walt Disney Co.	68,903	8,156,737
Warner Bros Discovery, Inc.(a)	191,111	2,224,532
		172,261,422
Pharmaceuticals, Biotechnology & Life Sciences — 4.6%
AbbVie, Inc.	45,229	9,516,182
Agilent Technologies, Inc.	4,063	510,557
Alnylam Pharmaceuticals, Inc.(a)	2,483	1,108,684
Amgen, Inc.	11,685	3,361,891
Bristol-Myers Squibb Co.	100,308	4,732,532
Bruker Corp.(b)	45,837	1,557,541
Danaher Corp.	9,650	1,986,163
Eli Lilly & Co.	26,492	19,407,509
Gilead Sciences, Inc.	57,214	6,463,466
IQVIA Holdings, Inc.(a)	2,254	430,086
Johnson & Johnson	86,679	15,356,918
Merck & Co., Inc.	89,530	7,531,264
Pfizer, Inc.	139,986	3,466,053
Regeneron Pharmaceuticals, Inc.	3,127	1,815,849
Royalty Pharma PLC - Class A	106,756	3,841,081
Thermo Fisher Scientific, Inc.	7,476	3,683,575
Vertex Pharmaceuticals, Inc.(a)	6,260	2,447,785
Waters Corp.(a)	15,076	4,549,937
West Pharmaceutical Services, Inc.	957	236,331
Zoetis, Inc.	8,703	1,361,149
		93,364,553
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A(a)	9,117	1,478,048
Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc.(a)	48,606	7,904,794
Analog Devices, Inc.	11,058	2,778,986
Applied Materials, Inc.	29,807	4,791,773
Broadcom, Inc.	163,039	48,486,168
Entegris, Inc.(b)	57,482	4,813,543
First Solar, Inc.(a)	885	172,743
Intel Corp.	72,904	1,775,212
KLA Corp.	5,648	4,925,056

The accompanying notes are an integral part of these financial statements.

117

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
COMMON STOCKS — continued
Semiconductors & Semiconductor Equipment — continued
Lam Research Corp.	53,999	$5,408,000
Marvell Technology, Inc.	15,151	952,468
Microchip Technology, Inc.	9,073	589,745
Micron Technology, Inc.	33,248	3,956,844
Monolithic Power Systems, Inc.	2,272	1,898,847
NVIDIA Corp.	778,593	135,615,329
ON Semiconductor Corp.(a)	7,350	364,487
QUALCOMM, Inc.	45,186	7,262,746
Teradyne, Inc.	1,254	148,273
Texas Instruments, Inc.	24,588	4,978,578
		236,823,592
Software & Services — 11.6%
Accenture PLC - Class A	25,588	6,652,112
ACI Worldwide, Inc.(a)	83,858	4,138,392
Adobe, Inc.(a)	12,024	4,288,961
AppLovin Corp. - Class A(a)	8,395	4,017,763
Atlassian Corp. - Class A(a)	2,966	527,296
Autodesk, Inc.(a)	2,836	892,489
Cadence Design Systems, Inc.(a)	5,341	1,871,647
CCC Intelligent Solutions Holdings, Inc.(a)(b)	325,591	3,223,351
Cloudflare, Inc. - Class A(a)	5,597	1,168,150
Cognizant Technology Solutions Corp. - Class A	37,378	2,700,561
Crowdstrike Holdings, Inc. - Class A(a)	3,693	1,564,724
Datadog, Inc. - Class A(a)	4,797	655,654
Fortinet, Inc.(a)	27,540	2,169,326
Gartner, Inc.(a)	2,580	648,070
Gen Digital, Inc.	98,689	2,980,408
GoDaddy, Inc. - Class A(a)	5,493	814,667
International Business Machines Corp.	34,024	8,284,504
Intuit, Inc.	11,110	7,410,370
Microsoft Corp.	244,838	124,056,966
Okta, Inc.(a)	5,564	516,172
Oracle Corp.	59,773	13,516,469
Palantir Technologies, Inc. - Class A(a)	75,585	11,844,925
Palo Alto Networks, Inc.(a)	13,149	2,505,148
Qualys, Inc.(a)	28,587	3,882,400
Roper Technologies, Inc.	2,530	1,331,564
Salesforce, Inc.	32,311	8,279,694
ServiceNow, Inc.(a)	6,400	5,871,744
Snowflake, Inc. - Class A(a)	4,417	1,054,161
Strategy, Inc. - Class A(a)	8,796	2,941,470

The accompanying notes are an integral part of these financial statements.

118

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
COMMON STOCKS — continued
Software & Services — continued
Synopsys, Inc.(a)	3,050	$1,840,736
VeriSign, Inc.	3,847	1,051,654
Workday, Inc. - Class A(a)	2,382	549,813
Zoom Communications, Inc.(a)	20,019	1,629,947
Zscaler, Inc.(a)	786	217,761
		235,099,069
Technology Hardware & Equipment — 7.9%
Amphenol Corp. - Class A	65,119	7,088,854
Apple, Inc.	469,006	108,875,053
Arista Networks, Inc.(a)	37,410	5,108,336
Cisco Systems, Inc.	206,985	14,300,594
Corning, Inc.	17,232	1,155,061
Dell Technologies, Inc. - Class C	7,107	868,120
Hewlett Packard Enterprise Co.	25,470	574,858
Keysight Technologies, Inc.(a)	2,303	376,379
Motorola Solutions, Inc.	5,603	2,647,193
NetApp, Inc.	1,143	128,919
Seagate Technology Holdings PLC	9,203	1,540,582
Super Micro Computer, Inc.(a)(b)	18,262	758,604
TE Connectivity PLC	10,104	2,086,476
Teledyne Technologies, Inc.(a)	3,579	1,926,110
Trimble, Inc.(a)	58,840	4,755,449
Western Digital Corp.	9,580	769,657
Zebra Technologies Corp. - Class A(a)	18,001	5,707,937
		158,668,182
Telecommunication Services — 1.0%
AT&T, Inc.	329,586	9,653,574
T-Mobile US, Inc.	14,891	3,752,383
Verizon Communications, Inc.	147,770	6,535,867
		19,941,824
Transportation — 1.2%
Delta Air Lines, Inc.	33,544	2,072,348
Expeditors International of Washington, Inc.	5,612	676,471
FedEx Corp.	3,505	809,900
JB Hunt Transport Services, Inc.	1,837	266,347
Norfolk Southern Corp.	9,579	2,681,928
Old Dominion Freight Line, Inc.	1,727	260,725
Saia, Inc.(a)	10,676	3,165,007
Southwest Airlines Co.(b)	54,301	1,786,503
Uber Technologies, Inc.(a)	60,674	5,688,188
Union Pacific Corp.	12,679	2,834,644

The accompanying notes are an integral part of these financial statements.

119

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
COMMON STOCKS — continued
Transportation — continued
United Airlines Holdings, Inc.(a)	24,087	$2,529,135
United Parcel Service, Inc. - Class B	15,193	1,328,476
		24,099,672
Utilities — 1.9%
Ameren Corp.	7,626	760,922
American Electric Power Co., Inc.	54,088	6,004,850
Consolidated Edison, Inc.	14,310	1,405,671
Constellation Energy Corp.	5,648	1,739,471
Dominion Energy, Inc.	19,833	1,187,997
DTE Energy Co.	4	547
Duke Energy Corp.(b)	63,118	7,731,324
Entergy Corp.	12,854	1,132,309
Evergy, Inc.	60,923	4,341,373
Exelon Corp.	23,212	1,013,900
FirstEnergy Corp.	6,950	303,159
NextEra Energy, Inc.	33,308	2,399,841
NiSource, Inc.	66,251	2,800,430
PPL Corp.(b)	41,582	1,516,496
Southern Co.	13,700	1,264,510
Vistra Corp.	14,129	2,671,935
WEC Energy Group, Inc.(b)	7,361	784,020
Xcel Energy, Inc.	30,393	2,200,149
		39,258,904
TOTAL COMMON STOCKS (Cost $1,561,731,309)		1,879,763,300
EXCHANGE TRADED FUNDS — 4.6%
Dimensional US Small Cap ETF(b)	1,348,151	92,119,158
Vanguard Large-Cap ETF	5,443	1,622,667
TOTAL EXCHANGE TRADED FUNDS (Cost $84,468,469)		93,741,825
REAL ESTATE INVESTMENT TRUSTS - COMMON — 2.0%
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	8,337	1,699,497
AvalonBay Communities, Inc.	10,461	2,048,787
Crown Castle, Inc.	1,805	178,948
Equinix, Inc.	1,385	1,088,873
Equity Residential	70,944	4,690,817
Essex Property Trust, Inc.	2,586	698,763
Extra Space Storage, Inc.	3,052	438,206
First Industrial Realty Trust, Inc.	62,382	3,281,293
Invitation Homes, Inc.	22,480	703,399
Mid-America Apartment Communities, Inc.	24,939	3,636,605

The accompanying notes are an integral part of these financial statements.

120

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2025

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON — continued
Equity Real Estate Investment Trusts (REITs) — continued
Prologis, Inc.	13,225	$1,504,741
Public Storage	1,574	463,685
Realty Income Corp.(b)	44,848	2,635,268
SBA Communications Corp.	8,922	1,827,672
Simon Property Group, Inc.	24,942	4,506,022
Sun Communities, Inc.	7,863	997,579
Ventas, Inc.	6,817	464,101
VICI Properties, Inc.	176,523	5,962,947
Welltower, Inc.	14,504	2,440,733
		39,267,936
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $37,981,912)		39,267,936

Units
Short-Term Investments — 2.6%
INVESTMENTS PURCHASED WITH Collateral FROM SECURITIES LENDING — 2.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(c)	42,965,240	42,965,240

	Shares
MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class X, 4.22%(c)	9,012,671	9,012,671
Total Short-Term Investments (Cost $51,977,911)		51,977,911
TOTAL INVESTMENTS — 102.1% (Cost $1,736,159,601)		$2,064,750,972
Liabilities in Excess of Other Assets — (2.1)%		(41,712,192)
TOTAL NET ASSETS — 100.0%		$2,023,038,780

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $42,083,537.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

121

ActivePassive ETFs
Statements of Assets and Liabilities
August 31, 2025

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
ASSETS:
Investments, at value	$930,475,752	$193,499,161	$1,039,503,595	$2,064,750,972
Interest receivable	5,988,766	1,942,199	—	—
Receivable for investments sold	883,665	—	18,858	—
Dividends receivable	23,703	19,575	1,900,594	1,673,867
Security lending income receivable	8,264	2,087	280,866	8,968
Receivable for fund shares sold	—	—	—	985,885
Dividend tax reclaims receivable	—	—	596,780	—
Total Assets	937,380,150	195,463,022	1,042,300,693	2,067,419,692
LIABILITIES:
Payable upon return of securities loaned	54,336,501	7,397,775	157,816,247	42,965,240
Payable for investments purchased	3,162,642	1,134,170	97,499	912,230
Payable to adviser	252,004	46,609	329,343	500,537
Dividend tax reclaims payable	—	—	—	2,905
Total Liabilities	57,751,147	8,578,554	158,243,089	44,380,912
NET ASSETS	$879,629,003	$186,884,468	$884,057,604	$2,023,038,780
NET ASSETS CONSISTS OF:
Paid-in capital	$869,996,561	$185,882,807	$773,640,382	$1,717,048,896
Total distributable earnings	9,632,442	1,001,661	110,417,222	305,989,884
Total Net Assets	$879,629,003	$186,884,468	$884,057,604	$2,023,038,780
Net assets	$879,629,003	$186,884,468	$884,057,604	$2,023,038,780
Shares issued and outstanding(a)	29,675,000	7,500,000	25,975,000	51,300,000
Net asset value per share	$29.64	$24.92	$34.03	$39.44
COST:
Investments, at cost	$922,333,203	$192,704,678	$933,117,492	$1,736,159,601
LOANED SECURITIES:
at value (included in investments)	$53,061,559	$7,239,078	$153,379,666	$42,083,537

(a)	Unlimited shares of $0.001 par value authorized.
The accompanying notes are an integral part of these financial statements.

122

ActivePassive ETFs
Statements of Operations
For the Year Ended August 31, 2025

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
INVESTMENT INCOME:
Interest income	$28,138,586	$4,461,640	$—	$39
Less: Interest withholding taxes	(52)	—	—	—
Dividend income	8,756,162	263,712	25,678,232	22,431,433
Less: Dividend withholding taxes	—	—	(2,289,437)	(13,733)
Less: Issuance fees	—	—	(1,381,177)	(464)
Securities lending income	47,911	39,689	2,854,714	75,250
Other income	1,410	—	—	—
Total Investment Income	36,944,017	4,765,041	24,862,332	22,492,525
EXPENSES:
Investment advisory fee	2,748,582	558,192	3,827,692	5,192,617
Total Expenses	2,748,582	558,192	3,827,692	5,192,617
NET INVESTMENT INCOME	34,195,435	4,206,849	21,034,640	17,299,908
REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) from:
Investments	(197,541)	(133,082)	(10,669,756)	(28,239,488)
Redemptions in-kind (See Note 7)	70,813	—	82,262,894	107,903,136
Other investments	332,643	—	—	—
Foreign currency translation	—	—	(50)	—
Net realized gain (loss)	205,915	(133,082)	71,593,088	79,663,648
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,546,701)	292,659	43,169,371	150,372,590
Net change in unrealized appreciation (depreciation)	(7,546,701)	292,659	43,169,371	150,372,590
Net Realized and Unrealized Gain (Loss)	(7,340,786)	159,577	114,762,459	230,036,238
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,854,649	$4,366,426	$135,797,099	$247,336,146

The accompanying notes are an integral part of these financial statements.

123

ActivePassive ETFs
Statements of Changes in Net Assets

	ActivePassive Core Bond ETF		ActivePassive Intermediate Municipal Bond ETF
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$34,195,435	$14,975,611	$4,206,849	$1,957,248
Net realized gain (loss)	205,915	874,120	(133,082)	92,953
Net change in unrealized appreciation (depreciation)	(7,546,701)	18,153,989	292,659	1,249,004
Net increase in net assets from operations	26,854,649	34,003,720	4,366,426	3,299,205
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(36,015,902)	(12,746,578)	(4,110,677)	(1,696,343)
Total distributions to shareholders	(36,015,902)	(12,746,578)	(4,110,677)	(1,696,343)
CAPITAL TRANSACTIONS:
Shares sold	152,825,055	616,176,993	46,951,812	121,081,078
Shares redeemed	(2,168,588)	—	—	(13,651,770)
ETF transaction fees (See Note 6)	150,630	616,177	46,952	107,422
Net increase in net assets from capital transactions	150,807,097	616,793,170	46,998,764	107,536,730
NET INCREASE IN NET ASSETS	141,645,844	638,050,312	47,254,513	109,139,592
Net Assets:
Beginning of the year	737,983,159	99,932,847	139,629,955	30,490,363
End of the year	$879,629,003	$737,983,159	$186,884,468	$139,629,955
SHARES TRANSACTIONS
Shares sold	5,200,000	21,125,000	1,900,000	4,900,000
Shares redeemed	(75,000)	—	—	(550,000)
Total increase in shares outstanding	5,125,000	21,125,000	1,900,000	4,350,000

The accompanying notes are an integral part of these financial statements.

124

ActivePassive ETFs
Statements of Changes in Net Assets (Cont’d)

	ActivePassive International Equity ETF		ActivePassive U.S. Equity ETF
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$21,034,640	$10,800,832	$17,299,908	$8,087,659
Net realized gain (loss)	71,593,088	(3,493,420)	79,663,648	24,486,602
Net change in unrealized appreciation (depreciation)	43,169,371	62,799,597	150,372,590	162,690,651
Net increase in net assets from operations	135,797,099	70,107,009	247,336,146	195,264,912
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(16,885,375)	(1,177,040)	(13,202,075)	(1,586,453)
Total distributions to shareholders	(16,885,375)	(1,177,040)	(13,202,075)	(1,586,453)
CAPITAL TRANSACTIONS:
Shares sold	332,272,810	719,887,875	698,116,750	1,381,190,358
Shares redeemed	(368,262,435)	(64,704,728)	(496,878,105)	(167,483,187)
Net increase (decrease) in net assets from capital transactions	(35,989,625)	655,183,147	201,238,645	1,213,707,171
NET INCREASE IN NET ASSETS	82,922,099	724,113,116	435,372,716	1,407,385,630
Net Assets:
Beginning of the year	801,135,505	77,022,389	1,587,666,064	180,280,434
End of the year	$884,057,604	$801,135,505	$2,023,038,780	$1,587,666,064
SHARES TRANSACTIONS
Shares sold	10,700,000	25,975,000	19,200,000	44,150,000
Shares redeemed	(11,575,000)	(2,175,000)	(13,650,000)	(4,975,000)
Total increase (decrease) in shares outstanding	(875,000)	23,800,000	5,550,000	39,175,000

The accompanying notes are an integral part of these financial statements.

125

ActivePassive Core Bond ETF
Financial Highlights

Per share data:

	Year Ended August 31,		Period Ended August 31, 2023(a)
	2025	2024
Net asset value, beginning of period	$30.06	$29.18	$30.00
Investment operations:
Net investment income(b)(c)	1.28	1.18	0.35
Net realized and unrealized gain (loss) on investments(d)	(0.35)	0.81	(0.93)
Total from investment operations	0.93	1.99	(0.58)
Less distributions from:
Net investment income	(1.27)	(1.11)	(0.24)
Net realized gains	(0.09)	—	—
Total distributions	(1.36)	(1.11)	(0.24)
ETF transaction fees per share	0.01	—	—
Net asset value, end of period	$29.64	$30.06	$29.18
Total return(e)	3.28%	7.02%	−1.96%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$879,629	$737,983	$99,933
Ratio of expenses to average net assets(f)(g)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(f)(g)	4.35%	4.03%	3.58%
Portfolio turnover rate(e)(h)	47%	125%	13%

(a)	Inception date of the Fund was May 2, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

126

ActivePassive Intermediate Municipal Bond ETF
Financial Highlights

Per share data:

	Year Ended August 31,		Period Ended August 31, 2023(a)
	2025	2024
Net asset value, beginning of period	$24.93	$24.39	$25.00
Investment operations:
Net investment income(b)(c)	0.65	0.60	0.17
Net realized and unrealized gain (loss) on investments(d)	(0.02)	0.47	(0.66)
Total from investment operations	0.63	1.07	(0.49)
Less distributions from:
Net investment income	(0.64)	(0.53)	(0.12)
Total distributions	(0.64)	(0.53)	(0.12)
ETF transaction fees per share	0.00(e)	—	—
Net asset value, end of period	$24.92	$24.93	$24.39
Total return(f)	2.57%	4.47%	−1.94%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$186,884	$139,630	$30,490
Ratio of expenses to average net assets(g)(h)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(g)(h)	2.64%	2.45%	2.14%
Portfolio turnover rate(f)(i)	23%	104%	0%

(a)	Inception date of the Fund was May 2, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

127

ActivePassive International Equity ETF
Financial Highlights

Per share data:

	Year Ended August 31,		Period Ended August 31, 2023(a)
	2025	2024
Net asset value, beginning of period	$29.84	$25.25	$24.73
Investment operations:
Net investment income(b)(c)	0.76	0.81	0.20
Net realized and unrealized gain (loss) on investments(d)	4.03	3.95	0.32
Total from investment operations	4.79	4.76	0.52
Less distributions from:
Net investment income	(0.60)	(0.17)	—
Total distributions	(0.60)	(0.17)	—
Net asset value, end of period	$34.03	$29.84	$25.25
Total return(e)	16.47%	18.90%	2.12%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$884,058	$801,136	$77,022
Ratio of expenses to average net assets(f)(g)	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(f)(g)	2.47%	2.88%	2.39%
Portfolio turnover rate(e)(h)	33%	63%	15%

(a)	Inception date of the Fund was May 2, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

128

ActivePassive U.S. Equity ETF
Financial Highlights

Per share data:

	Year Ended August 31,		Period Ended August 31, 2023(a)
	2025	2024
Net asset value, beginning of period	$34.70	$27.42	$24.75
Investment operations:
Net investment income(b)(c)	0.36	0.33	0.12
Net realized and unrealized gain (loss) on investments(d)	4.66	7.07	2.55
Total from investment operations	5.02	7.40	2.67
Less distributions from:
Net investment income	(0.28)	(0.12)	—
Total distributions	(0.28)	(0.12)	—
Net asset value, end of period	$39.44	$34.70	$27.42
Total return(e)	14.52%	27.08%	10.78%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$2,023,039	$1,587,666	$180,280
Ratio of expenses to average net assets(f)(g)	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets(f)(g)	1.02%	1.02%	1.39%
Portfolio turnover rate(e)(h)	19%	55%	9%

(a)	Inception date of the Fund was May 2, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

129

ActivePassive ETFs
Notes to Financial Statements
August 31, 2025
(1) Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the ActivePassive ETFs (each, a “Fund” and together, the “Funds”) represents a distinct series with its own investment objective and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The investment objective of the ActivePassive Core Bond ETF (“Core Bond ETF”) is to provide current income consistent with low volatility of principal. The investment objective of the ActivePassive Intermediate Municipal Bond ETF (“Intermediate Municipal Bond ETF”) is to provide current income that is exempt from federal income taxes consistent with low volatility of principal. The investment objective of each of the ActivePassive International Equity ETF (“International Equity ETF”) and the ActivePassive U.S. Equity ETF (“U.S. Equity ETF”) is to provide long-term capital appreciation. The ActivePassive ETFs commenced operations on May 2, 2023.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies”.
(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Investment Valuation. Each security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Odd lots may trade at lower prices than institutional round lots.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.
Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. Futures contracts for which reliable market quotations are not readily available shall each be valued at a price, supplied by a Pricing Service approved by the Trust’s Board of Trustees (the “Board”) which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

130

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2025
Forward foreign currency contracts are valued at the mean between the bid and asked prices.
If market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures.
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2025:
ActivePassive Core Bond ETF

	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Securities	$—	$238,430,206	$—	$238,430,206
Exchange Traded Funds	223,832,409	—	—	223,832,409
Corporate Bonds*	—	207,038,483	—	207,038,483
Agency Commercial Mortgage Backed Securities	—	76,521,770	—	76,521,770
Asset-Backed Securities	—	36,277,554	—	36,277,554
Foreign Corporate Bonds*	—	27,895,058	—	27,895,058
Collateralized Mortgage Obligations	—	25,024,257	—	25,024,257
Foreign Government Agency Issues	—	10,030,909	—	10,030,909
Foreign Government Debt Obligations	—	9,379,966	—	9,379,966
U.S. Government Agency Issues	—	8,922,103	—	8,922,103
Non-Agency Commercial Mortgage Backed Securities	—	3,991,705	—	3,991,705

131

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2025

	Level 1	Level 2	Level 3	Total
Short-Term Investments
Investments Purchased with Collateral from Securities Lending(a)	$—	$—	$—	$54,336,501
Money Market Funds	8,794,831	—	—	8,794,831
Total Investments	$232,627,240	$643,512,011	$—	$930,475,752

The Fund held Level 3 securities during the year ended August 31, 2025 but did not hold any Level 3 securities as of August 31, 2025.
*	For further breakdown by industry, please refer to the Schedule of Investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $54,336,501 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments. See Note 8 for additional information regarding securities lending activity.

ActivePassive Intermediate Municipal Bond ETF

	Level 1	Level 2	Level 3	Total
Investments
Municipal Bonds	$—	$174,936,822	$—	$174,936,822
Exchange Traded Funds	7,655,560	—	—	7,655,560
Short-Term Investments
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	7,397,775
Money Market Funds	3,509,004	—	—	3,509,004
Total Investments	$11,164,564	$174,936,822	$—	$193,499,161

The Fund did not hold any Level 3 securities during the year ended August 31, 2025.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,397,775 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments. See Note 8 for additional information regarding securities lending activity.

ActivePassive International Equity ETF

	Level 1	Level 2	Level 3^	Total
Investments
Common Stocks*	$870,795,837	$—	$2,813	$870,798,650
Exchange Traded Funds	4,374,897	—	—	4,374,897
Short-Term Investments
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	157,816,247
Money Market Funds	6,513,801	—	—	6,513,801
Total Investments	$881,684,535	$—	$2,813	$1,039,503,595

*	For further breakdown by industry, please refer to the Schedule of Investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $157,816,247 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments. See Note 8 for additional information regarding securities lending activity.

^	The Fund measures Level 3 activity as of the end of each financial reporting period.

132

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2025
As of August 31, 2025, the Fund held a Level 3 investment that was valued at the most recent trade price in an inactive market. The Level 3 investment in securities represented less than 1% of the Fund’s net assets and was not considered a significant portion of the Fund’s portfolio. As the Level 3 investment was not considered significant to the financial statements, a reconciliation of Level 3 investments or other Level 3 disclosures for the year ended August 31, 2025 is not presented.
ActivePassive U.S. Equity ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$1,879,763,300	$—	$—	$1,879,763,300
Exchange Traded Funds	93,741,825	—	—	93,741,825
Real Estate Investment Trusts*	39,267,936	—	—	39,267,936
Short-Term Investments
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	42,965,240
Money Market Funds	9,012,671	—	—	9,012,671
Total Investments	$2,021,785,732	$—	$—	$2,064,750,972

The Fund did not hold any Level 3 securities during the year ended August 31, 2025.
*	For further breakdown by industry, please refer to the Schedule of Investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $42,965,240 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments. See Note 8 for additional information regarding securities lending activity.

The Funds may use certain options, futures and forward foreign currency contracts (collectively, “derivative instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.
Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.
The Funds did not hold derivative instruments during the year ended August 31, 2025.
(b) Foreign Securities and Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

133

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2025
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(c) Forward Foreign Currency Contracts. The Core Bond ETF and International Equity ETF might purchase a particular currency or enter into a forward foreign currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, a Fund might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. A Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of currency forward exchange contracts include adverse changes in the value of such instruments and exposure to counterparty credit risk. Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Funds did not enter into any forward foreign currency contracts during the year ended August 31, 2025.
(d) Federal Income Taxes. The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
As of and during the year ended August 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the period ended August 31, 2023.
(e) Distributions to Shareholders. The Funds will distribute net investment income and net realized capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.
(f) Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(g) Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number

134

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2025
of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds do not charge a redemption fee, therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.
(h) Allocation of Income, Expenses and Gains/Losses. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.
(i) Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts, premiums and interest-only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.
(3) Federal Tax Matters
The tax character of distributions paid to shareholders were as follows:

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total Distributions
ActivePassive Core Bond ETF
Year Ended August 31, 2025	$35,991,838	$—	$24,064	$36,015,902
Year Ended August 31, 2024	$12,746,578	$—	$—	$12,746,578
ActivePassive Intermediate Municipal Bond ETF
Year Ended August 31, 2025	$229,049	$3,881,628	$—	$4,110,677
Year Ended August 31, 2024	$462,948	$1,233,395	$—	$1,696,343
ActivePassive International Equity ETF
Year Ended August 31, 2025	$16,885,375	$—	$—	$16,885,375
Year Ended August 31, 2024	$1,177,040	$—	$—	$1,177,040
ActivePassive U.S. Equity ETF
Year Ended August 31, 2025	$13,202,075	$—	$—	$13,202,075
Year Ended August 31, 2024	$1,586,453	$—	$—	$1,586,453

As of August 31, 2025, the components of distributable earnings (deficit) for income tax purposes were as follows:

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Cost basis of investments for federal income tax purposes	$922,080,106	$192,643,225	$935,314,515	$1,738,419,399
Gross tax unrealized appreciation	$14,368,455	$1,392,494	$148,218,723	$376,261,248
Gross tax unrealized depreciation	(5,972,809)	(536,558)	(44,029,643)	(49,929,675)
Net tax unrealized appreciation	$8,395,646	$855,936	$104,189,080	$326,331,573
Undistributed ordinary income	$1,060,517	$—	$18,566,835	$9,524,614
Undistributed Tax Exempt Income	$—	$323,151	$—	$—
Undistributed long-term capital gain	176,279	—	—	—
Total distributable earnings	$1,236,796	$323,151	$18,566,835	$9,524,614
Other accumulated loss	—	(177,426)	(12,338,693)	(29,886,303)
Total accumulated earnings	$9,632,442	$1,001,661	$110,417,222	$305,989,884

135

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2025
The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments, partnership adjustments, and PFIC mark-to-market adjustments.
At August 31, 2025, the Funds had capital loss carryovers as follows:

	CLCO Utilized in Current Year	CLCO Outstanding Current Year	Character
ActivePassive Core Bond ETF	$—	$—	ST
	—	—	LT
ActivePassive Intermediate Municipal Bond ETF	—	(177,426)	ST
	—	—	LT
ActivePassive International Equity ETF	—	(11,322,276)	ST
	—	(1,016,417)	LT
ActivePassive U.S. Equity ETF	—	(25,324,182)	ST
	—	(4,542,121)	LT

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2025, the following reclassifications were made for permanent tax differences due to in-kind transactions on the Statements of Assets and Liabilities:

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Total distributable earnings	$(70,813)	$—	$(73,016,299)	$(106,146,041)
Paid-in capital	$70,813	$—	$73,016,299	$106,146,041

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2025. Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2024. At August 31, 2025, the fiscal years 2023 through 2024 remain open to examination in the Funds’ major tax jurisdictions.
(4) Investment Adviser
The Trust, on behalf of the ActivePassive ETFs (“ETFs”), has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the ETFs. Pursuant to the ETF Agreement, the Core Bond ETF, Intermediate Municipal Bond ETF, International Equity ETF and U.S. Equity ETF pay a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.35%, 0.35%, 0.45% and 0.30%, respectively, of each ETF’s average daily net assets. Pursuant to the ETF Agreement, the Adviser has agreed to pay all expenses of the ETFs except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETFs under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Sub-advisory services are provided to the ETFs, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the subadvisers based on each ETF’s average daily net assets.

136

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2025
ActivePassive Core Bond ETF
Neuberger Berman Investment Advisers LLC
Sage Advisory Services, Ltd Co.
ActivePassive Intermediate Municipal Bond ETF
GW&K Investment Management, LLC
ActivePassive International Equity ETF
Causeway Capital Management LLC
Lazard Asset Management LLC
ActivePassive U.S. Equity ETF
The London Company of Virginia, LLC
(5) Related Party Transactions
U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ administrator under an agreement with the ActivePassive ETFs. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. U.S. Bank also serves as each Fund’s securities lending agent. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Fees incurred for these services are paid by the Adviser.
(6) Creation and Redemption Transactions
Shares of the ActivePassive ETFs are listed and traded on the NYSE Arca, Inc. The ActivePassive ETFs issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each ActivePassive ETF will be equal to the ActivePassive ETF’s total assets minus the ActivePassive ETF’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the ActivePassive ETFs. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ActivePassive ETFs. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for each ActivePassive ETF is $500.

137

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2025
An additional variable fee of up to a maximum of 3% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.25% of the value of the order will be charged by each ActivePassive ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each ActivePassive ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the ActivePassive ETF’s shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the ActivePassive ETFs and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of each ActivePassive ETF will be issued to such authorized participant notwithstanding the fact that the ActivePassive ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the ActivePassive ETFs or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the ActivePassive ETFs for losses, if any.
(7) Investment Transactions
Purchases and sales of investment securities (excluding short-term instruments) for the year ended August 31, 2025 are summarized below.

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Purchases:
U.S. Government	$213,012,728	$—	$—	$—
Other	292,640,764	84,369,690	521,471,833	797,782,694
Total Purchases	$505,653,492	$84,369,690	$521,471,833	$797,782,694
Sales
U.S. Government	$220,708,400	$—	$—	$—
Other	141,389,578	35,894,197	280,089,207	328,142,214
Total Sales	$362,097,978	$35,894,197	$280,089,207	$328,142,214

The above ActivePassive Core Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF purchases and sales exclude any in-kind transactions associated with creations and redemptions. During the year ended August 31, 2025, the Core Bond ETF had $2,197,647 redemptions in-kind, the International Equity ETF had $90,175,583 creations in-kind and $364,148,433 redemptions in-kind, and U.S. Equity ETF had $230,868,706 creations in-kind and $492,369,614 redemptions in-kind.
(8) Securities Lending
Pursuant to the terms of a securities lending agreement with U.S. Bank, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. During the time securities are on loan, the borrower will pay the applicable Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

138

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2025
Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that the Funds may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Funds.
As of August 31, 2025, the value of the securities on loan and value of collateral received for securities lending were as follows:

	Loaned Securities Market Value	Value of Cash Collateral	% of Net Assets
ActivePassive Core Bond ETF	53,061,559	54,336,501	6.03%
ActivePassive Intermediate Municipal Bond ETF	7,239,078	7,397,775	3.87%
ActivePassive International Equity ETF	153,379,666	157,816,247	17.35%
ActivePassive U.S. Equity ETF	42,083,537	42,965,240	2.08%

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC as noted on the Schedules of Investments. The investment objective is to seek to maximize current income with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous.
The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures regarding netting arrangements are required.
The net fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.
(9) Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
(10) New Accounting Pronouncement
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Gregory Classen, Principal Director, Portfolio Management & Co-Lead at Envestnet Management, Inc. who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

139

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2025
(11) Subsequent Events
The ActivePassive Core Bond ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
9/2/2025	9/2/2025	9/3/2025	$0.10006842	$2,969,530
10/1/2025	10/1/2025	10/2/2025	$0.07054378	$2,096,914

The ActivePassive Intermediate Municipal Bond ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
9/2/2025	9/2/2025	9/3/2025	$0.05185008	$388,876
10/1/2025	10/1/2025	10/2/2025	$0.05661162	$434,494

The Funds have evaluated events and transactions that have occurred subsequent to August 31, 2025 through the date the financial statements were issued and determined there were no other subsequent events that would require disclosure in the financial statements.

140

ActivePassive ETFs
Report of Independent Registered Public Accounting Firm
To the Shareholders of ActivePassive ETFs and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ActivePassive ETFs comprising the funds listed below (the “Funds”), each a series of Trust for Professional Mangers, as of August 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF, and ActivePassive U.S. Equity ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and for the period from May 2, 2023 (commencement of operations) through August 31, 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2025

141

ActivePassive ETFs
Additional Information (Unaudited)
Tax Information
For the fiscal year ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ActivePassive Core Bond ETF	0.00%
ActivePassive Intermediate Bond ETF	0.00%
ActivePassive International Equity ETF	95.83%
ActivePassive U.S. Equity ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2025 was as follows:

ActivePassive Core Bond ETF	0.00%
ActivePassive Intermediate Bond ETF	0.00%
ActivePassive International Equity ETF	0.00%
ActivePassive U.S. Equity ETF	100%

For the fiscal year ended August 31, 2025, taxable ordinary income distributions are designated as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds as follows:

ActivePassive Core Bond ETF	3.60%
ActivePassive Intermediate Bond ETF	0.00%
ActivePassive International Equity ETF	0.00%
ActivePassive U.S. Equity ETF	0.00%

	Gross Foreign Income	Foreign Tax Paid
ActivePassive International Equity ETF	$25,335,118	$(2,289,032)

142

Investment Adviser
Envestnet Asset Management, Inc.
222 North LaSalle St. Suite 625
Chicago, Illinois 60601
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
324 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant's Form N-CSR filed November 4, 2024.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	11/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	11/4/2025

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	11/4/2025

* Print the name and title of each signing officer under his or her signature.